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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22357

BofA Funds Series Trust
(Exact name of registrant as specified in charter)

One Hundred Federal Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Marina Belaya, Esq. c/o BofA Advisors, LLC One Hundred Federal Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 434-5801

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
November 30, 2014 (Unaudited)	BofA California Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 89.7%
CALIFORNIA — 84.4%
CA City of Los Angeles
	Series 2014
	1.500% 06/25/15	4,000,000	4,031,312
CA Corona
	Country Hills Apartments,
	Series 1995 A,
	DPCE: FHLMC
	0.045% 02/01/25 (12/04/14) (a)(b)	5,035,000	5,035,000
CA County of Los Angeles
	Series 2014
	1.500% 06/30/15	5,900,000	5,946,921
CA Daly City Housing Development Finance Agency
	Serramonte Ridge LLC,
	Series 1999 A,
	DPCE: FNMA
	0.045% 10/15/29 (12/04/14) (a)(b)	6,700,000	6,700,000
CA Eclipse Funding Trust
	Series 2007
	LOC: U.S. Bank N.A.
	0.040% 05/01/37 (12/04/14) (a)(b)(c)	3,785,000	3,785,000
CA Fresno
	Multi-Family Housing,
	Wasatch Pool Holdings LLC,
	Stonepine Apartments,
	Series 2001 A,
	DPCE: FNMA
	0.050% 02/15/31 (12/04/14) (a)(b)	4,760,000	4,760,000
CA Health Facilities Financing Authority
	Children’s Hospital of Orange County,
	Series 2009 B,
	LOC: U.S. Bank N.A.
	0.030% 11/01/38 (12/03/14) (a)(b)	5,000,000	5,000,000
	Stanford Hospital & Clinics,
	Series 2008 B2,
	0.120% 11/15/45 (12/03/14) (b)(d)	16,350,000	16,350,000
CA Indio Multi-Family Housing Revenue
	Carreon Villa Apartments,
	Series 1996 A,
	DPCE: FNMA
	0.045% 08/01/26 (12/04/14) (a)(b)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank Revenue
	Le Lycee Francais De Los,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.060% 09/01/36 (12/04/14) (a)(b)	1,685,000	1,685,000
CA Infrastructure & Economic Development Bank
	Kruger & Sons, Inc.,
	Series 2002, AMT,
	LOC: Bank of the West
	0.140% 11/01/28 (12/04/14) (a)(b)	2,440,000	2,440,000

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	Traditional Baking, Inc.,
	Series 2003, AMT,
	LOC: U.S. Bank N.A.
	0.100% 08/01/28 (12/03/14) (a)(b)	1,145,000	1,145,000
CA Irvine Ranch Water District
	Series 2011 A-1,
	0.050% 10/01/37 (12/04/14) (b)(d)	7,780,000	7,780,000
CA Los Angeles County Schools
	Series 2014 B4
	2.000% 12/31/14	14,400,000	14,421,894
CA Los Angeles County, Capital Asset Leasing Corp.
	Series 2014 A1:
	0.080% 01/09/15	7,500,000	7,500,000
	0.090% 01/09/15	11,000,000	11,000,000
CA Monterey Peninsula Water Management District
	Wastewater Reclamation Project,
	Series 1992,
	LOC: Wells Fargo Bank N.A.
	0.060% 07/01/22 (12/04/14) (a)(b)	1,992,000	1,992,000
CA Northern California Power Agency
	Series 2008 A,
	LOC: Bank of Montreal
	0.040% 07/01/32 (12/03/14) (a)(b)	18,000,000	18,000,000
CA Oceanside
	Shadow Way Apartments LP,
	Series 2009,
	LOC: FHLMC
	0.030% 03/01/49 (12/04/14) (a)(b)	1,375,000	1,375,000
CA Oxnard Housing Authority
	Seawind Apartments Ltd.,
	Series 1990 A, AMT,
	DPCE: FNMA
	0.110% 12/01/20 (12/03/14) (a)(b)	2,325,000	2,325,000
CA Pittsburg Public Financing Authority
	Series 2008,
	LOC: Bank of the West
	0.050% 06/01/35 (12/04/14) (a)(b)	3,005,000	3,005,000
CA Pittsburg Redevelopment Agency
	Los Medanos Community,
	Series 2004 A,
	LOC: State Street Bank & Trust Co.,
	LOC: California State Teachers Retirement System
	0.040% 09/01/35 (12/01/14) (a)(b)	7,860,000	7,860,000
CA Pollution Control Financing Authority
	Bay Counties Waste Services,
	Series 2014 AMT,
	LOC: Comerica Bank
	0.090% 08/01/34 (12/03/14) (a)(b)	2,205,000	2,205,000

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	Zerep Management Corp.,
	Series 2014 AMT,
	LOC: Comerica Bank
	0.090% 10/01/44 (12/03/14) (a)(b)	1,400,000	1,400,000
CA RBC Municipal Products, Inc. Trust
	Kaiser Permanente,
	Series 2011 E-21,
	LOC: Royal Bank of Canada
	0.040% 10/01/15 (12/04/14) (a)(b)(c)	14,600,000	14,600,000
CA San Diego County Regional Transportation Commission
	Series 2012 A,
	4.000% 04/01/15	4,175,000	4,229,158
CA San Diego County Water Authority
	Series 2004 A,
	Pre-refunded 05/01/15
	Escrowed in U.S. Treasuries
	5.000% 05/01/30	2,800,000	2,856,909
CA San Francisco City & County Airports Comm-San Francisco International Airport
	Series 2009
	LOC: Bank of Tokyo-Mitsubishi UFJ
	0.030% 05/01/26 (12/03/14) (a)(b)	8,400,000	8,400,000
CA San Francisco City & County
	Certificates of Participation,
	Series 2007 1883,
	GTY AGMT: Wells Fargo Bank N.A.
	0.080% 09/01/31 (12/04/14) (a)(b)	13,675,000	13,675,000
CA San Jose Redevelopment Agency
	Series 03-B,
	LOC: JP Morgan Chase
	0.120% 04/10/15	6,350,000	6,349,548
CA San Mateo Joint Powers Financing Authority
	Public Safety Project,
	Series 2007 A,
	LOC: Wells Fargo Bank N.A.
	0.050% 04/01/39 (12/04/14) (a)(b)	15,140,000	15,140,000
CA School Cash Reserve Program Authority
	Series 2014 D
	2.000% 06/30/15	5,525,000	5,585,173
CA Southern California Public Power Authority
	Series A-1 2009
	LOC: U.S. Bank N.A.
	0.030% 07/01/36 (12/03/14) (a)(b)	15,000,000	15,000,000
CA Statewide Communities Development Authority
	Birchcrest Preservation,
	Series 2001 S AMT,
	LOC: U.S. Bank N.A.
	0.090% 08/01/32 (12/01/14) (a)(b)	955,000	955,000

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	Kaiser Permanente:
	Series 04-K,
	0.140% 03/02/15	4,000,000	4,000,000
	Series 09-D,
	0.130% 05/05/15	5,000,000	5,000,000
	Series 9B-1,
	0.150% 12/05/14	7,000,000	7,000,000
	Series 9B-4,
	0.140% 01/27/15	5,000,000	5,000,000
	Series B-5,
	0.130% 05/01/15	6,250,000	6,250,000
	Plan Nine Partners LLC,
	Series 2005 A,
	LOC: Union Bank of CA N.A.
	0.065% 02/01/35 (12/04/14) (a)(b)	8,115,000	8,115,000
	Rady Children’s Hospital,
	Series 2008 C
	LOC: Northern Trust Company
	0.030% 08/15/36 (12/04/14) (a)(b)	2,200,000	2,200,000
	Series 9B-3,
	0.130% 05/05/15	1,500,000	1,500,000
CA State
	Revenue Anticipation Notes,
	Series 2014
	1.500% 06/22/15	1,250,000	1,259,578
	Series 2003 A-2
	LOC: Bank of Montreal
	0.030% 05/01/33 (12/01/14) (a)(b)	6,200,000	6,200,000
	Series 2005 A-2-1,
	LOC: Barclays Bank PLC
	0.040% 05/01/40 (12/03/14) (a)(b)	2,350,000	2,350,000
CALIFORNIA TOTAL			277,057,493
PUERTO RICO — 5.3%
PR RBC Municipal Products, Inc. Trust
	Series 2013 E-46,
	LOC: Royal Bank of Canada
	0.240% 09/01/15 (12/04/14) (a)(b)(c)	12,555,000	12,555,000
PR RIB Floater Trust
	Series 2014 4WE,
	LOC: Barclays Bank PLC
	0.440% 06/30/15 (12/04/14) (a)(b)(c)	4,665,000	4,665,000
PUERTO RICO TOTAL			17,220,000

	Total Municipal Bonds (cost of $294,277,493)		294,277,493

4

	Par ($)	Value ($)
Closed-End Investment Companies — 10.2%
CALIFORNIA — 10.2%
CA Nuveen Dividend Advantage Municipal Fund
Series 2014 AMT,
LIQ FAC: Citibank N.A.:
0.110% 08/01/40 (12/04/14) (a)(b)(c)	13,500,000	13,500,000
0.110% 12/01/40 (12/04/14) (a)(b)(c)	20,000,000	20,000,000
CALIFORNIA TOTAL		33,500,000

Total Closed-End Investment Companies (cost of $33,500,000)		33,500,000

Total Investments — 99.9% (cost of $327,777,493)(e)		327,777,493

Other Assets & Liabilities, Net — 0.1%		394,112

Net Assets — 100.0%		328,171,605

Notes to Investment Portfolio:

*      Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

• Level 1 – Prices determined using quoted prices in active markets for identical assets.

•      Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations.  For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•      Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

The following table summarizes the inputs used, as of November 30, 2014, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$294,277,493	$—	$294,277,493
Total Closed-End Investment Companies	—	33,500,000	—	33,500,000
Total Investments	$—	$327,777,493	$—	$327,777,493

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2014.

(b)

Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, these securities, which are not illiquid, amounted to $69,105,000 or 21.1% of net assets for the Fund.

(d)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2014.

(e)	Cost for federal income tax purposes is $327,777,493.

Acronym	Name

AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit

6

INVESTMENT PORTFOLIO
November 30, 2014 (Unaudited)	BofA Cash Reserves

		Par ($)	Value ($)*
Certificates of Deposit — 29.3%
Bank of Montreal Chicago
	0.206% 02/27/15 (12/29/14) (a)(b)	43,000,000	43,000,000
	0.210% 12/17/14	75,000,000	75,000,000
	0.210% 01/02/15	53,000,000	53,000,000
	0.236% 04/09/15 (12/09/14) (a)(b)	18,127,000	18,128,388
Bank of Nova Scotia Houston
	0.220% 01/23/15	58,200,000	58,200,000
	0.240% 02/04/15	53,000,000	53,000,000
	0.240% 02/09/15	42,500,000	42,500,000
	0.240% 02/17/15	90,000,000	90,000,000
	0.250% 02/13/15	95,000,000	95,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
	0.230% 02/17/15	66,000,000	66,000,000
	0.240% 12/12/14	107,500,000	107,500,000
	0.240% 12/15/14	13,000,000	13,000,000
	0.240% 01/02/15	10,000,000	10,000,000
	0.250% 03/04/15	62,000,000	62,000,000
Barclays Bank PLC NY
	0.250% 12/16/14	64,000,000	64,000,000
Canadian Imperial Bank of Commerce NY
	0.190% 02/06/15 (12/01/14) (a)(b)	70,000,000	70,000,000
	0.213% 02/10/15 (12/15/14) (a)(b)	86,000,000	86,000,000
Citibank N.A
	0.230% 12/17/14	95,650,000	95,650,424
	0.240% 02/02/15	17,868,000	17,868,622
Credit Industriel et Commercial NY
	0.240% 01/02/15	18,000,000	18,000,160
	0.250% 01/02/15	95,000,000	95,000,422
	0.460% 12/01/14	2,488,000	2,488,000
	0.510% 01/14/15	6,303,000	6,304,994
Credit Suisse NY
	0.280% 01/16/15	100,000,000	100,000,000
	0.280% 01/26/15	75,000,000	75,000,000
	0.280% 01/30/15	45,000,000	45,000,000
	0.440% 01/12/15	19,635,000	19,638,028
DZ Bank AG Deutsche Zentral
	0.220% 02/05/15	100,000,000	100,000,000
HSBC Bank USA, Inc.
	0.223% 04/13/15 (12/15/14) (a)(b)	17,416,000	17,416,000
	0.226% 05/06/15 (12/08/14) (a)(b)	23,911,000	23,911,000

1

		Par ($)	Value ($)
Certificates of Deposit — (continued)
	0.240% 04/06/15	120,000,000	120,000,000
	0.240% 04/15/15	39,103,000	39,103,000
	0.240% 05/04/15	43,671,000	43,671,000
	0.240% 05/21/15	25,000,000	25,000,000
Mizuho Corporate Bank Ltd. NY
	0.200% 01/02/15	27,280,000	27,280,000
Mizuho Corporate Bank Ltd./NY
	0.220% 01/16/15	5,600,000	5,600,000
	0.220% 02/02/15	35,000,000	35,000,000
	0.220% 03/05/15	27,000,000	27,000,000
Nordea Bank Finland PLC NY
	0.215% 12/03/14	1,033,000	1,033,000
	0.220% 04/16/15	45,500,000	45,500,000
	0.240% 05/26/15	25,000,000	24,999,390
	0.245% 05/26/15	10,000,000	10,000,000
Rabobank Nederland NV/NY
	0.220% 01/05/15	82,000,000	82,000,000
	0.220% 01/06/15	25,000,000	25,000,000
	0.272% 02/05/15	9,335,000	9,335,899
	0.283% 02/25/15	6,070,000	6,070,858
Royal Bank of Canada NY
	0.270% 01/15/15 (12/01/14) (a)(b)	26,639,000	26,640,655
Skandinaviska Enskilda Banken AB/NY
	0.230% 03/02/15	105,000,000	105,000,000
	0.230% 03/03/15	76,000,000	76,000,000
State Street Bank & Trust Co.
	0.210% 12/17/14	83,870,000	83,870,000
Sumitomo Mitsui Banking Corp./NY
	0.246% 02/02/15 (12/04/14) (a)(b)	70,500,000	70,500,000
	0.250% 12/11/14	11,000,000	11,000,000
	0.250% 12/17/14	13,000,000	13,000,000
	0.250% 12/18/14	38,000,000	38,000,000
	0.250% 01/02/15	16,750,000	16,750,000
	0.250% 01/15/15	55,500,000	55,500,000
	0.250% 05/12/15	23,000,000	23,000,000
	0.260% 02/04/15 (12/01/14) (a)(b)	9,000,000	9,000,000
	0.260% 02/25/15 (12/01/14) (a)(b)	36,000,000	36,000,000
	0.360% 02/13/15	7,921,000	7,922,944
Svenska Handelsbanken NY
	0.175% 02/09/15	14,371,000	14,371,140

2

		Par ($)	Value ($)
Certificates of Deposit — (continued)
	0.230% 03/24/15	64,000,000	64,001,003
Toronto Dominion Bank NY
	0.230% 05/29/15	26,934,000	26,934,000
UBS AG Stamford, CT
	0.220% 03/31/15	59,850,000	59,850,000
Wells Fargo Bank N.A.
	0.210% 12/08/14	6,500,000	6,500,000
	0.220% 02/17/15	16,000,000	16,000,000

	Total Certificates of Deposit (cost of $2,909,038,927)		2,909,038,927

Commercial Paper — 16.7%
ASB Finance Ltd.
	0.234% 03/12/15 (12/12/14) (a)(b)(c)	14,974,000	14,974,445
Bank of Nova Scotia
	0.230% 02/06/15 (c)(d)	47,190,000	47,169,800
BPCE SA
	0.220% 12/01/14 (c)	35,510,000	35,510,000
	0.230% 02/02/15 (c)(d)	137,830,000	137,774,523
Caisse Centrale Desjardins du Quebec
	0.130% 12/03/14 (c)(d)	27,421,000	27,420,802
	0.130% 12/08/14 (c)(d)	30,120,000	30,119,239
Coca-Cola Co.
	0.210% 05/26/15 (c)(d)	78,801,000	78,720,098
	0.220% 06/04/15 (c)(d)	6,619,000	6,611,517
	0.220% 06/16/15 (c)(d)	26,154,000	26,122,513
	0.240% 06/23/15 (c)(d)	69,744,000	69,649,148
Collateralized Commercial Paper Co. LLC
	0.250% 12/01/14 (e)	15,000,000	15,000,000
	0.270% 02/05/15 (d)(e)	28,430,000	28,415,927
	0.300% 03/02/15 (d)(e)	27,000,000	26,979,525
	0.300% 03/13/15 (d)(e)	21,000,000	20,982,150
	0.300% 05/15/15 (d)(e)	20,000,000	19,972,500
	0.300% 05/22/15 (d)(e)	45,000,000	44,935,500
Credit Agricole North America, Inc.
	0.220% 12/29/14 (d)	741,000	740,873
Dexia Credit Local
	0.240% 04/22/15 (d)(f)	33,000,000	32,968,760
	0.240% 04/28/15 (d)(f)	50,000,000	49,950,667
	0.260% 03/11/15 (d)(f)	90,000,000	89,935,000
	0.260% 03/12/15 (d)(f)	55,000,000	54,959,881

3

		Par ($)	Value ($)
Commercial Paper — (continued)
	0.265% 04/01/15 (d)(f)	25,900,000	25,876,931
	0.280% 04/22/15 (d)(f)	45,000,000	44,950,300
DNB NOR Bank ASA
	0.225% 01/05/15 (c)(d)	14,500,000	14,496,828
General Electric Capital Corp.
	0.220% 05/15/15 (d)	88,974,000	88,884,284
Mizuho Funding LLC
	0.220% 03/04/15 (c)(d)	60,000,000	59,965,900
	0.225% 12/23/14 (c)(d)	52,500,000	52,492,781
	0.230% 01/05/15 (c)(d)	30,000,000	29,993,292
Natixis NY
	0.230% 02/02/15 (d)	88,366,000	88,330,433
	0.240% 02/05/15 (d)	33,624,000	33,609,205
Natixis U.S. Finance Co., LLC
	0.240% 12/03/14 (d)	7,965,000	7,964,894
Rabobank USA Financial Corp.
	0.220% 12/22/14 (d)	12,570,000	12,568,387
Skandinaviska Enskilda Banken AB
	0.160% 12/29/14 (c)(d)	9,000,000	8,998,880
	0.220% 01/02/15 (c)(d)	95,000,000	94,981,422
	0.230% 01/08/15 (c)(d)	12,900,000	12,896,868
Swedbank AB
	0.225% 01/02/15 (d)	17,530,000	17,526,494
	0.230% 02/27/15 (d)	50,000,000	49,971,889
Toyota Credit Canada, Inc.
	0.230% 12/15/14 (d)	14,900,000	14,898,667
	0.230% 12/22/14 (d)	17,635,000	17,632,634
	0.240% 02/09/15 (d)	13,600,000	13,593,653
	0.240% 05/12/15 (d)	6,720,000	6,712,742
Toyota Credit Puerto Rico
	0.230% 02/11/15 (d)	5,805,000	5,802,330
	0.240% 05/18/15 (d)	12,333,000	12,319,187
	0.240% 05/19/15 (d)	3,594,000	3,589,951
Toyota Motor Credit Corp.
	0.200% 12/22/14 (d)	35,685,000	35,680,837
	0.206% 02/03/15 (12/08/14) (a)(b)	7,000,000	7,000,000
	0.230% 05/19/15 (d)	25,000,000	24,973,007
UBS Finance Delaware LLC
	0.200% 01/26/15 (d)	2,240,000	2,239,303

4

		Par ($)	Value ($)
Commercial Paper — (continued)
Westpac Banking Corp.
	0.224% 02/19/15 (12/19/14) (a)(b)(c)	6,605,000	6,605,155

	Total Commercial Paper (cost of $1,653,469,122)		1,653,469,122

Asset-Backed Commercial Paper — 15.7%
Albion Capital Corp.
	0.200% 02/17/15 (c)(d)	38,380,000	38,363,369
Aspen Funding Corp.
	0.260% 12/01/14 (c)	14,042,000	14,042,000
	0.280% 12/12/14 (c)(d)	6,591,000	6,590,436
	0.280% 12/17/14 (c)(d)	16,565,000	16,562,939
	0.290% 01/02/15 (c)(d)	24,359,000	24,352,721
Autobahn Funding Co. LLC
	0.140% 12/05/14 (c)(d)	17,297,000	17,296,731
Cancara Asset Securitisation LLC
	0.140% 01/02/15 (c)(d)	12,809,000	12,807,406
Fairway Finance LLC
	0.210% 01/14/15 (c)(d)	38,725,000	38,715,061
	0.220% 02/18/15 (c)(d)	50,580,000	50,555,581
	0.220% 05/05/15 (c)(d)	54,704,000	54,652,183
Gemini Securitization Corp. LLC
	0.220% 12/10/14 (c)(d)	62,422,000	62,418,567
	0.220% 12/12/14 (c)(d)	34,930,000	34,927,652
	0.220% 12/17/14 (c)(d)	32,572,000	32,568,815
Kells Funding LLC
	0.229% 09/30/15 (01/20/15) (a)(b)(c)	30,000,000	29,997,034
	0.234% 12/08/14 (c)	10,955,000	10,955,000
	0.234% 12/09/14 (c)	70,000,000	70,000,000
	0.234% 12/10/14 (c)	60,850,000	60,850,000
	0.234% 12/11/14 (c)	40,000,000	40,000,000
	0.241% 04/23/15 (01/23/15) (a)(b)(c)	35,000,000	35,000,000
	0.241% 04/20/15 (01/20/15) (a)(b)(c)	35,225,000	35,225,000
	0.242% 05/15/15 (02/16/15) (a)(b)(c)	25,000,000	25,000,000
	0.242% 01/09/15 (c)	10,000,000	10,000,000
Liberty Street Funding LLC
	0.130% 12/09/14 (c)(d)	60,240,000	60,238,260
LMA Americas LLC
	0.150% 12/01/14 (c)	75,000,000	75,000,000
Manhattan Asset Funding Co. LLC
	0.150% 12/08/14 (c)(d)	10,843,000	10,842,684
	0.150% 12/10/14 (c)(d)	6,024,000	6,023,774

5

		Par ($)	Value ($)
Asset-Backed Commercial Paper — (continued)
	0.150% 12/11/14 (c)(d)	14,457,000	14,456,398
	0.190% 01/02/15 (c)(d)	17,778,000	17,774,997
Newport Funding Corp.
	0.260% 12/01/14 (c)	24,072,000	24,072,000
	0.260% 12/03/14 (c)(d)	8,338,000	8,337,880
Old Line Funding LLC
	0.220% 12/12/14 (c)(d)	17,175,000	17,173,845
	0.220% 12/22/14 (c)(d)	59,475,000	59,467,367
	0.220% 04/20/15 (c)(d)	16,822,000	16,807,608
	0.230% 01/26/15 (c)(d)	12,396,000	12,391,565
	0.230% 05/12/15 (c)(d)	92,300,000	92,204,469
	0.230% 05/15/15 (c)(d)	17,687,000	17,668,355
	0.240% 02/26/15 (c)(d)	30,000,000	29,982,600
	0.240% 04/28/15 (c)(d)	26,375,000	26,348,977
	0.250% 01/21/15 (c)(d)	14,040,000	14,035,027
	0.250% 02/02/15 (c)(d)	14,545,000	14,538,637
Regency Markets No. 1 LLC
	0.120% 12/04/14 (c)(d)	19,290,000	19,289,807
Rhein Main Securitisation Ltd.
	0.280% 12/01/14 (c)	8,364,000	8,364,000
Thunder Bay Funding LLC
	0.220% 12/03/14 (c)(d)	25,000,000	24,999,694
	0.220% 12/22/14 (c)(d)	30,056,000	30,052,143
	0.230% 02/25/15 (c)(d)	42,645,000	42,621,569
	0.230% 04/28/15 (c)(d)	8,942,000	8,933,177
	0.230% 05/18/15 (c)(d)	42,267,000	42,221,633
	0.240% 04/14/15 (c)(d)	9,776,000	9,767,267
	0.240% 04/28/15 (c)(d)	43,661,000	43,617,921
	0.250% 01/21/15 (c)(d)	12,495,000	12,490,575
Versailles Commercial Paper LLC
	0.220% 12/08/14 (c)(d)	2,143,000	2,142,908
Working Capital Management Co.
	0.110% 12/01/14 (c)	10,839,000	10,839,000
	0.110% 12/02/14 (c)(d)	24,261,000	24,260,919
	0.120% 12/01/14 (c)	6,871,000	6,871,000
	0.120% 12/02/14 (c)(d)	11,923,000	11,922,964
	0.120% 12/03/14 (c)(d)	20,717,000	20,716,862
	0.120% 12/05/14 (c)(d)	4,821,000	4,820,936

	Total Asset-Backed Commercial Paper (cost of $1,562,177,313)		1,562,177,313

6

		Par ($)	Value ($)
Time Deposits — 11.2%
Bank of New York
	0.070% 12/01/14	291,989,000	291,989,000
Citibank N.A.
	0.080% 12/01/14	137,145,000	137,145,000
Credit Agricole SA
	0.090% 12/01/14	234,562,000	234,562,000
Natixis Paris
	0.070% 12/01/14	81,547,000	81,547,000
Swedbank AB
	0.060% 12/01/14	369,158,000	369,158,000

	Total Time Deposits (cost of $1,114,401,000)		1,114,401,000

Municipal Bonds(b)(g) — 1.8%
COLORADO — 0.4%
CO Housing & Finance Authority
	Multi-Family:
	Series 2003 A-1,
	SPA: FHLB
	0.120% 10/01/33 (12/03/14)	9,425,000	9,425,000
	Series 2004 A1,
	SPA: FHLB
	0.070% 10/01/34 (12/03/14)	15,800,000	15,800,000
	Series 2008 C1,
	SPA: FHLB
	0.100% 10/01/38 (12/03/14)	6,625,000	6,625,000
	Series 2005 B-1,
	SPA: FHLB
	0.090% 04/01/40 (12/03/14)	5,345,000	5,345,000
CO Sheridan Redevelopment Agency
	South Santa,
	Series 2011,
	LOC: JPMorgan Chase Bank
	0.200% 12/01/29 (12/04/14)	1,600,000	1,600,000
COLORADO TOTAL			38,795,000
FLORIDA — 0.2%
FL Miami-Dade County Industrial Development Authority
	South Florida Stadium,
	Miami Stadium Project,
	Series 2007,
	LOC: TD Bank N.A.
	0.120% 07/01/37 (12/04/14)	22,450,000	22,450,000
FLORIDA TOTAL			22,450,000
ILLINOIS — 0.0%
IL University of Illinois
	Series 2014 C
	LOC: Northern Trust Company
	0.100% 04/01/44 (12/04/14)	3,070,000	3,070,000
ILLINOIS TOTAL			3,070,000

7

		Par ($)	Value ($)
Municipal Bonds(b)(g) — (continued)
IOWA — 0.1%
IA Finance Authority
	Series 2004 B, AMT,
	SPA: FHLB
	0.070% 07/01/34 (12/04/14)	6,070,000	6,070,000
	Series 2007 G,
	SPA: FHLB
	0.110% 01/01/38 (12/04/14)	1,210,000	1,210,000
	Series 2009 G,
	SPA: FHLB
	0.130% 01/01/39 (12/04/14)	940,000	940,000
IOWA TOTAL			8,220,000
MARYLAND — 0.0%
MD Easton
	William Hill Manor, Inc.,
	Series 2009 B,
	LOC: Branch Banking & Trust
	0.150% 01/01/26 (12/04/14)	2,600,000	2,600,000
MARYLAND TOTAL			2,600,000
MASSACHUSETTS — 0.1%
MA Simmons College
	Series 2008,
	LOC: TD Bank N.A.
	0.110% 10/01/22 (12/04/14)	5,485,000	5,485,000
MASSACHUSETTS TOTAL			5,485,000
MINNESOTA — 0.2%
MN Office of Higher Education
	Supplies for Students,
	Series 2008 A,
	LOC: U.S. Bank N.A.
	0.110% 12/01/43 (12/04/14)	22,395,000	22,395,000
MINNESOTA TOTAL			22,395,000
NEW HAMPSHIRE — 0.1%
NH Health & Education Facilities Authority
	Dartmouth College,
	Series 2007 C,
	SPA: JPMorgan Chase Bank
	0.070% 06/01/41 (12/03/14)	11,635,000	11,635,000
NEW HAMPSHIRE TOTAL			11,635,000
NEW YORK — 0.1%
NY Housing Finance Agency
	Broadway,
	Series 2011 B,
	LOC: Wells Fargo Bank N.A.
	0.070% 05/01/44 (12/03/14)	5,485,000	5,485,000
NEW YORK TOTAL			5,485,000

8

		Par ($)	Value ($)
Municipal Bonds(b)(g) — (continued)
NORTH CAROLINA — 0.1%
NC Catawba
	Catawba Medical Center,
	Series 2009,
	LOC: Branch Banking & Trust
	0.140% 10/01/34 (12/04/14)	5,350,000	5,350,000
NORTH CAROLINA TOTAL			5,350,000
OREGON — 0.3%
OR Housing & Community Services Department
	Series 2006 C, AMT,
	SPA: State Street Bank & Trust Co.
	0.060% 07/01/36 (12/04/14)	5,000,000	5,000,000
	Single Family,
	Series 2006 F, AMT,
	SPA: State Street Bank & Trust Co.
	0.060% 07/01/37 (12/04/14)	20,000,000	20,000,000
OREGON TOTAL			25,000,000
TEXAS — 0.0%
TX State
	Small Business,
	Series 2005 B,
	SPA: National Australia Bank
	0.100% 06/01/45 (12/04/14)	3,025,000	3,025,000
TEXAS TOTAL			3,025,000
WISCONSIN — 0.2%
WI Health & Educational Facilities Authority
	Wheaton Franciscan Services,
	Series 2007,
	LOC: PNC Bank N.A.
	0.040% 08/15/36 (12/03/14)	24,515,000	24,515,000
WISCONSIN TOTAL			24,515,000

	Total Municipal Bonds (cost of $178,025,000)		178,025,000

Government & Agency Obligations — 1.5%
U.S. Government Agencies — 1.5%
Federal Farm Credit Bank
	0.173% 04/18/16 (12/18/14) (a)(b)	2,000,000	2,000,151
	0.200% 01/13/16 (12/01/14) (a)(b)	28,120,000	28,118,412
	0.230% 04/01/15 (12/01/14) (a)(b)	8,065,000	8,065,000
	0.250% 02/01/16 (12/01/14) (a)(b)	2,700,000	2,701,279
Federal Home Loan Bank
	0.075% 01/21/15 (d)	5,054,000	5,053,463

9

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
	0.075% 01/23/15 (d)	3,614,000	3,613,601
	0.075% 02/04/15 (d)	5,104,000	5,103,309
	0.080% 01/28/15 (d)	56,279,000	56,271,746
	0.080% 01/30/15 (d)	41,723,000	41,717,437
U.S. GOVERNMENT AGENCIES TOTAL			152,644,398

	Total Government & Agency Obligations (cost of $152,644,398)		152,644,398

Corporate Bonds — 2.7%
Bank of Nova Scotia
	3.400% 01/22/15	10,558,000	10,605,049
Credit Suisse USA, Inc.
	4.875% 01/15/15	15,975,000	16,063,604
General Electric Capital Corp.
	2.150% 01/09/15	12,035,000	12,059,311
	4.875% 03/04/15	2,964,000	2,998,921
HSBC USA, Inc.
	2.375% 02/13/15	23,026,000	23,120,423
Metropolitan Life Global Funding I
	2.000% 01/09/15 (c)	3,680,000	3,686,827
Mizuho Corporate Bank Ltd.
	0.250% 12/29/14	60,000,000	60,000,233
National Australia Bank Ltd.
	2.000% 03/09/15	6,900,000	6,932,417
	3.750% 03/02/15 (c)	31,505,000	31,780,906
New York Life Global Funding
	1.300% 01/12/15 (c)	6,475,000	6,482,875
Nordea Bank AB
	2.250% 03/20/15 (c)	73,718,000	74,154,011
Rabobank Nederland
	3.200% 03/11/15 (c)	4,000,000	4,032,724
Royal Bank of Canada
	1.150% 03/13/15	1,770,000	1,774,412
UBS AG/Stamford CT
	3.875% 01/15/15	12,943,000	13,000,070

	Total Corporate Bonds (cost of $266,691,783)		266,691,783

10

	Par ($)	Value ($)
Repurchase Agreements — 21.1%
Repurchase agreement with ABN Amro Securities LLC, dated 11/28/14, due 12/01/14 at 0.280%, collateralized by common stocks, market value $83,262,082 (repurchase proceeds $75,692,766)	75,691,000	75,691,000
Repurchase agreement with Barclays Capital Inc., dated 11/28/14, due 01/09/15 at 0.350%, collateralized by common stocks, preferred stocks, and corporate bonds with various maturities to 11/15/40, market value $34,198,787 (repurchase proceeds $31,012,658) (a)	31,000,000	31,000,000
Repurchase agreement with Barclays Capital Inc., dated 11/28/14, due 12/01/14 at 0.080%, collateralized by U.S. Government Agency obligations with various maturities to 07/01/43, market value $42,466,963 (repurchase proceeds $41,634,278)	41,634,000	41,634,000
Repurchase Agreement with BNP Paribas Prime Brokerage, Inc., dated 10/27/14, due 12/18/14 at 0.430%, collateralized by corporate bonds with various maturities to 2/15/27, market value $27,790,258 (repurchase proceeds $25,268,685)	25,253,000	25,253,000
Repurchase agreement with BNP Paribas Prime Brokerage, Inc., dated 11/03/14, at 0.280%, collateralized by common stocks, preferred stocks and exchange-traded funds, market value $87,366,855 (a)(h)(i)	79,590,000	79,590,000
Repurchase agreement with BNP Paribas Prime Brokerage, Inc., dated 11/03/14, at 0.330%, collateralized by corporate bonds with various maturities to 12/15/35, market value $77,842,139 (a)(h)(i)	70,746,000	70,746,000
Repurchase Agreement with BNP Paribas Prime Brokerage, Inc., dated 11/17/14, due 12/30/14 at 0.430%, collateralized by corporate bonds with various maturities to 11/15/40, market value $11,388,342 (repurchase proceeds $10,356,316)	10,351,000	10,351,000
Repurchase Agreement with BNP Paribas Prime Brokerage, Inc., dated 11/19/14, due 12/15/14 at 0.430%, collateralized by corporate bonds with various maturities to 06/01/36, market value $36,307,159 (repurchase proceeds $33,010,248)	33,000,000	33,000,000
Repurchase Agreement with BNP Paribas Prime Brokerage, Inc., dated 11/19/14, due 12/17/14 at 0.430%, collateralized by corporate bonds with various maturities to 11/15/40, market value $18,709,404 (repurchase proceeds $17,011,688)	17,006,000	17,006,000

11

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase Agreement with BNP Paribas Prime Brokerage, Inc., dated 11/28/14, due 12/01/14 at 0.250%, collateralized by common stocks and preferred stocks, market value $69,631,317 (repurchase proceeds $63,650,326)	63,649,000	63,649,000
	Repurchase Agreement with BNP Paribas Prime Brokerage, Inc., dated 11/28/14, due 12/01/14 at 0.310%, collateralized by corporate bonds with various maturities to 11/15/40, market value $140,032,960 (repurchase proceeds $127,302,289)	127,299,000	127,299,000
	Repurchase Agreement with BNP Paribas Securities Corp., dated 11/21/14, due 12/22/14 at 0.230%, collateralized by corporate bonds with various maturities to 11/20/24, market value $15,936,868 (repurchase proceeds $15,180,006) (i)	15,177,000	15,177,000
	Repurchase Agreement with BNP Paribas Securities Corp., dated 11/28/14, due 12/01/14 at 0.110%, collateralized by a U.S. Treasury obligation and U.S. Government Agency obligations with various maturities to 08/01/44, market value $70,186,844 (repurchase proceeds $68,810,631)	68,810,000	68,810,000
	Repurchase agreement with Credit Agricole CIB US, dated 11/28/14, due 12/01/14 at 0.100%, collateralized by a U.S. Treasury obligation maturing 04/15/16, market value $166,693,909 (repurchase proceeds $163,425,362)	163,424,000	163,424,000
	Repurchase Agreement with Credit Suisse Securities USA LLC, dated 11/19/14, due 12/23/14 at 0.340%, collateralized by common stocks, market value $17,319,920 (repurchase proceeds $16,005,138)	16,000,000	16,000,000
	Repurchase Agreement with Credit Suisse Securities USA LLC, dated 11/28/14, due 12/01/14 at 0.250%, collateralized by common stocks, market value $16,325,525 (repurchase proceeds $15,000,313)	15,000,000	15,000,000
	Repurchase agreement with HSBC Securities USA, Inc., dated 11/21/14, at 0.200%, collateralized by corporate bonds with various maturities to 10/15/24, market value $66,951,907) (a)(h)(i)	63,762,000	63,762,000
	Repurchase agreement with ING Financial Markets, LLC, dated 11/28/14, due 12/01/14 at 0.200%, collateralized by a corporate bond maturing 12/14/18, market value $9,057,109 (repurchase proceeds $8,601,143)	8,601,000	8,601,000

12

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with ING Financial Markets, LLC, dated 11/28/14, due 12/01/14 at 0.260%, collateralized by common stocks, market value $104,077,738 (repurchase proceeds $94,616,050)	94,614,000	94,614,000
	Repurchase agreement with J.P. Morgan Clearing Corp., dated 09/12/14, due 12/11/14 at 0.480%, collateralized by corporate bonds with various maturities to 06/01/38, market value $10,744,941 (repurchase proceeds $9,767,707)	9,756,000	9,756,000
	Repurchase agreement with J.P. Morgan Clearing Corp., dated 09/22/14, due 12/22/14 at 0.480%, collateralized by a corporate bond maturing 06/01/38, market value $10,510,095 (repurchase proceeds $9,555,580)	9,544,000	9,544,000
	Repurchase agreement with J.P. Morgan Clearing Corp., dated 11/17/14, due 02/18/15 at 0.380%, collateralized by common stocks, market value $11,042,569 (repurchase proceeds $10,361,161)	10,351,000	10,351,000
	Repurchase agreement with J.P. Morgan Clearing Corp., dated 11/24/14, due 02/25/15 at 0.380%, collateralized by common stocks, market value $11,312,231 (repurchase proceeds $10,615,411)	10,605,000	10,605,000
	Repurchase agreement with J.P. Morgan Clearing Corp., dated 11/25/14, due 02/25/15 at 0.380%, collateralized by common stocks, market value $9,192,540 (repurchase proceeds $8,623,366)	8,615,000	8,615,000
	Repurchase agreement with J.P. Morgan Clearing Corp., dated 11/28/14, due 01/12/15 at 0.443%, collateralized by common stocks and exchange-traded funds, market value $87,865,655 (repurchase proceeds $80,044,310) (i)	80,000,000	80,000,000
	Repurchase agreement with J.P. Morgan Clearing Corp., dated 11/28/14, due 02/27/15 at 0.580%, collateralized by corporate bonds with various maturities to 11/15/43, market value $142,437,326 (repurchase proceeds $129,660,819) (i)	129,471,000	129,471,000
	Repurchase agreement with Mitsubishi UFJ Securities USA, Inc., dated 11/24/14, due 12/01/14 at 0.190%, collateralized by corporate bonds with various maturities to 04/17/23, market value $18,560,487 (repurchase proceeds $17,676,653)	17,676,000	17,676,000

13

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Mitsubishi UFJ Securities USA, Inc., dated 11/28/14, due 12/01/14 at 0.200%, collateralized by corporate bonds with various maturities to 04/01/24, market value $108,377,557 (repurchase proceeds $103,216,720)	103,215,000	103,215,000
	Repurchase agreement with Mizuho Securities USA, Inc., dated 11/03/14, at 0.210%, collateralized by a U.S. Treasury obligation and corporate bonds with various maturities to 11/15/24, market value $79,553,316 (a)(h)(i)	75,978,000	75,978,000
	Repurchase agreement with RBC Capital Markets, dated 11/10/14, due 12/10/14 at 0.210%, collateralized by corporate bonds with various maturities to 10/30/24, market value $66,886,893 (repurchase proceeds $63,705,146) (i)	63,694,000	63,694,000
	Repurchase agreement with RBC Capital Markets, dated 11/24/14, due 12/01/14 at 0.150%, collateralized by corporate bonds with various maturities to 11/01/24, market value $84,802,574 (repurchase proceeds $80,764,356)	80,762,000	80,762,000
	Repurchase agreement with RBC Capital Markets, dated 11/28/14, due 12/01/14 at 0.100%, collateralized by U.S. Government Agency obligations with various maturities to 12/01/40, market value $84,224,142 (repurchase proceeds $82,572,688)	82,572,000	82,572,000
	Repurchase agreement with RBC Capital Markets, dated 11/28/14, due 12/05/14 at 0.150%, collateralized by corporate bonds with various maturities to 06/23/15, market value $135,801,018 (repurchase proceeds $131,847,845)	131,844,000	131,844,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 11/05/14, due 12/03/14 at 0.300%, collateralized by corporate bonds with various maturities to 11/15/22, market value $9,452,048 (repurchase proceeds $9,002,100)	9,000,000	9,000,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 11/12/14, due 12/17/14 at 0.300%, collateralized by corporate bonds with various maturities to 01/10/22, market value $14,672,923 (repurchase proceeds $13,976,075)	13,972,000	13,972,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 11/20/14, due 12/10/14 at 0.300%, collateralized by corporate bonds with various maturities to 05/15/24, market value $17,857,938 (repurchase proceeds $17,008,834)	17,006,000	17,006,000

14

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Wells Fargo Securities, LLC, dated 11/25/14, due 12/02/14 at 0.090%, collateralized by a U.S. Government Agency obligation maturing 11/01/44, market value $14,351,616 (repurchase proceeds $14,070,246	14,070,000	14,070,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 11/26/14, due 12/26/14 at 0.300%, collateralized by corporate bonds with various maturities to 11/16/21, market value $17,897,996 (repurchase proceeds $17,049,261)	17,045,000	17,045,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 11/28/14, due 12/01/14 at 0.090%, collateralized by U.S. Treasury obligations with various maturities to 08/15/44, market value $76,722,983 (repurchase proceeds $75,218,564)	75,218,000	75,218,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 11/28/14, due 12/01/14 at 0.100%, collateralized by U.S. Government Agency obligations with various maturities to 11/01/34, market value $35,093,393 (repurchase proceeds $34,405,287)	34,405,000	34,405,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 11/28/14, due 12/01/14 at 0.200%, collateralized by corporate bonds with various maturities to 09/13/24, market value $87,431,808 (repurchase proceeds $83,268,388)	83,267,000	83,267,000

	Total Repurchase Agreements (cost of $2,098,673,000)		2,098,673,000

	Total Investments — 100.0% (cost of $9,935,120,543)(j)		9,935,120,543

	Other Assets & Liabilities, Net — 0.0%		1,588,615

	Net Assets — 100.0%		9,936,709,158

Notes to Investment Portfolio:

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure

15

fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

• Level 1 – Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations. For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•                  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2014, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Certificates of Deposit	$—	$2,909,038,927	$—	$2,909,038,927
Total Commercial Paper	—	1,653,469,122	—	1,653,469,122
Total Asset-Backed Commercial Paper	—	1,562,177,313	—	1,562,177,313
Total Time Deposits	—	1,114,401,000	—	1,114,401,000
Total Municipal Bonds	—	178,025,000	—	178,025,000
Total Government & Agency Obligations	—	152,644,398	—	152,644,398
Total Corporate Bonds	—	266,691,783	—	266,691,783
Total Repurchase Agreements	—	2,098,673,000	—	2,098,673,000
Total Investments	$—	$9,935,120,543	$—	$9,935,120,543

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2014.

(b)

Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, these securities, which are not illiquid, amounted to $2,436,817,867 or 24.5% of net assets for the Fund.

(d)	The rate shown represents the discount rate at the date of purchase.

(e)	Collateralized commercial paper.

(f)	Guaranteed by the Kingdom of Belgium, the French Repulic, and the Grand Duchy of Luxembourg.

16

(g)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2014.

(h)	Open repurchase agreement with no specific maturity date.

(i)	This security is subject to a demand feature.

(j)	Cost for federal income tax purposes is $9,935,120,543.

Acronym	Name

AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

17

INVESTMENT PORTFOLIO
November 30, 2014 (Unaudited)	BofA Connecticut Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 92.3%
CONNECTICUT — 82.7%
CT Darien
	Series 2014
	1.000% 09/09/15	925,000	930,704
CT Development Authority
	Imperial Electric Assembly,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.210% 05/01/21 (12/04/14) (a)(b)	695,000	695,000
	RK Bradley Associates LP,
	Bradley Airport Hotel,
	Series 2006,
	LOC: TD Bank N.A.:
	0.040% 12/01/28 (12/04/14) (a)(b)	1,900,000	1,900,000
CT East Lyme
	Series 2014
	1.000% 07/23/15	750,000	754,175
CT Fairfield
	Series 2013
	2.000% 01/01/15	2,000,000	2,003,046
CT Glastonbury
	Series 2014
	1.000% 11/09/15	445,000	447,914
CT Groton
	Series 2014 A
	2.000% 04/01/15	630,000	633,687
CT Hartford County Metropolitan District
	Series 2013 A
	4.000% 02/01/15	300,000	301,906
	Series 2013 B
	4.000% 02/01/15	700,000	704,494
CT Health & Educational Facilities Authority
	CIL Community Resources,
	Series 2011 A,
	LOC: HSBC Bank USA N.A.
	0.040% 07/01/41 (12/04/14) (a)(b)	1,890,000	1,890,000
	Eastern Connecticut Health,
	Series 2010 E,
	LOC: TD Bank N.A.
	0.040% 07/01/34 (12/04/14) (a)(b)	2,500,000	2,500,000
	Hospital for Special Care,
	Series 2010 E,
	LOC: Federal Home Loan Bank
	0.040% 07/01/37 (12/04/14) (a)(b)	2,090,000	2,090,000
	The Hotchkiss School,
	Series 2000 A,
	SPA: U.S. Bank N.A.
	0.040% 07/01/30 (12/04/14) (a)(b)	2,200,000	2,200,000
	The Taft School,
	Series 2000 E,
	LOC: Wells Fargo Bank N.A.
	0.060% 07/01/30 (12/03/14) (a)(b)	4,700,000	4,700,000

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (continued)
	Wesleyan University,
	Series 2010 H
	0.030% 07/01/40 (12/04/14) (b)(c)	2,000,000	2,000,000
	Yale University,
	Series 2001 V-2,
	0.030% 07/01/36 (12/01/14) (b)(c)	500,000	500,000
	Yale-New Haven Hospital Oblig,
	Series 2014 C
	LOC: JPMorgan Chase Bank N.A.
	0.030% 07/01/25 (12/03/14) (a)(b)	2,500,000	2,500,000
CT Housing Finance Authority
	Series 2014 D2, AMT:
	0.200% 05/15/15	650,000	650,000
	0.300% 11/15/15	690,000	690,000
	MERLOTS,
	Series 2007 C90, AMT,
	SPA: Wells Fargo Bank N.A.
	0.100% 11/15/15 (12/03/14) (a)(b)(d)	1,050,000	1,050,000
	Series 2009 C2
	SPA: JPMorgan Chase Bank N.A.
	0.040% 11/15/36 (12/01/14) (a)(b)	580,000	580,000
	Series 2011 C1,
	SPA: Barclays Bank PLC
	0.040% 05/15/35 (12/04/14) (a)(b)	2,000,000	2,000,000
	Series 2011 E-3,
	SPA: Bank Tokyo-Mitsubishi UFJ
	0.060% 11/15/41 (12/04/14) (a)(b)	2,000,000	2,000,000
CT Litchfield
	Series 2014
	1.000% 02/05/15	1,100,000	1,101,530
CT Milford
	Series 2014
	2.000% 11/01/15	305,000	309,604
CT Shelton
	Series 2010 B
	2.000% 08/01/15	1,000,000	1,011,988
	Series 2014
	1.000% 07/31/15	700,000	703,807
CT Special Tax Revenue
	Series 2004 A
	Pre-refunded 07/01/15
	Escrowed in U.S. Treasuries
	5.000% 07/01/21	500,000	513,745
CT Stafford
	Series 2014
	1.000% 08/04/15	2,000,000	2,011,025
CT State
	Series 2006 F
	3.500% 12/01/14	150,000	150,000
	Series 2007 D
	4.000% 12/01/14	500,000	500,000
	Series 2010 B
	5.000% 12/01/14	1,415,000	1,415,000

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (continued)
CT University of Connecticut
	Series 2005 A
	Pre-refunded 02/15/15
	Escrowed in U.S. Treasuries
	5.000% 02/15/21	500,000	504,950
CONNECTICUT TOTAL			41,942,575
ILLINOIS — 1.1%
IL Chicago
	Gas Plus, Inc.,
	Series 2002, AMT,
	LOC: Northern Trust Company
	0.530% 11/01/22 (12/04/14) (a)(b)	550,000	550,000
ILLINOIS TOTAL			550,000
PUERTO RICO — 8.5%
PR RBC Municipal Products, Inc. Trust
	Series 2013 E-46,
	LOC: Royal Bank of Canada
	0.240% 09/01/15 (12/04/14) (a)(b)(d)	4,320,000	4,320,000
PUERTO RICO TOTAL			4,320,000

	Total Municipal Bonds (cost of $46,812,575)		46,812,575

Closed-End Investment Company — 7.4%
OTHER — 7.4%
Nuveen AMT-Free Municipal Income Fund
	Series 2013 2-1309,
	LIQ FAC: Citibank N.A.
	0.120% 12/01/40 (12/04/14) (a)(b)(d)	3,750,000	3,750,000
OTHER TOTAL			3,750,000

	Total Closed-End Investment Company (cost of $3,750,000)		3,750,000

	Total Investments — 99.7% (cost of $50,562,575)(e)		50,562,575

	Other Assets & Liabilities, Net — 0.3%		147,463

	Net Assets — 100.0%		50,710,038

Notes to Investment Portfolio:

*      Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment

3

objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — Prices determined using quoted prices in active markets for identical assets.

•      Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations.  For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•      Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2014, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$46,812,575	$—	$46,812,575
Total Closed-End Investment Company	—	3,750,000	—	3,750,000
Total Investments	$—	$50,562,575	$—	$50,562,575

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)         Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2014.

(b)         Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(c)          Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2014.

(d)         Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, these securities, which are not illiquid, amounted to $9,120,000 or 18.0% of net assets for the Fund.

4

(e) Cost for federal income tax purposes is $50,562,575.

Acronym	Name

AMT	Alternative Minimum Tax
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MERLOTs	Municipal Exempt Receipts - Liquidity Optional Tender Series
SPA	Stand-by Purchase Agreement

5

INVESTMENT PORTFOLIO
November 30, 2014 (Unaudited)	BofA Government Plus Reserves

	Par ($)	Value ($)*
Government & Agency Obligations — 64.5%
U.S. Government Agencies — 64.5%
Federal Farm Credit Bank
0.100% 05/18/15 (12/01/14) (a)(b)	5,290,000	5,289,131
0.105% 05/22/15 (c)	5,000,000	4,997,492
0.110% 03/18/15 (c)	3,520,000	3,518,849
0.115% 04/20/15 (12/20/14) (a)(b)	3,765,000	3,764,933
0.125% 02/25/15 (12/25/14) (a)(b)	300,000	299,986
0.132% 10/03/16 (12/03/14) (a)(b)	1,115,000	1,114,491
0.141% 09/06/16 (12/06/14) (a)(b)	5,065,000	5,064,364
0.142% 09/01/15 (12/01/14) (a)(b)	3,960,000	3,960,313
0.142% 08/01/16 (12/01/14) (a)(b)	20,000,000	19,998,405
0.150% 03/17/15	505,000	505,027
0.153% 09/14/15 (12/14/14) (a)(b)	37,000	37,003
0.153% 03/26/15 (12/26/14) (a)(b)	5,650,000	5,650,756
0.154% 11/19/15 (12/19/14) (a)(b)	2,195,000	2,195,069
0.155% 03/20/15 (12/20/14) (a)(b)	320,000	320,030
0.155% 10/08/15 (12/08/14) (a)(b)	4,729,000	4,729,155
0.157% 08/03/15 (12/03/14) (a)(b)	440,000	440,061
0.157% 10/01/15 (12/01/14) (a)(b)	1,330,000	1,330,115
0.164% 01/19/16 (12/19/14) (a)(b)	4,395,000	4,396,113
0.165% 06/17/16 (12/17/14) (a)(b)	2,350,000	2,350,522
0.165% 03/26/15 (12/26/14) (a)(b)	375,000	375,003
0.166% 02/27/15 (12/27/14) (a)(b)	510,000	510,031
0.170% 12/24/14	2,350,000	2,350,043
0.173% 09/14/16 (12/14/14) (a)(b)	5,800,000	5,802,811
0.173% 04/18/16 (12/18/14) (a)(b)	2,990,000	2,991,187
0.173% 08/26/16 (12/26/14) (a)(b)	530,000	530,235
0.175% 04/23/15 (12/23/14) (a)(b)	1,488,000	1,488,195
0.175% 06/22/15 (12/22/14) (a)(b)	785,000	785,175
0.179% 03/13/15 (12/13/14) (a)(b)	695,000	695,131
0.180% 01/06/15	3,295,000	3,295,104
0.180% 03/20/15 (12/20/14) (a)(b)	645,000	645,109
0.180% 09/22/15 (12/22/14) (a)(b)	1,286,000	1,286,428
0.183% 09/18/15 (12/18/14) (a)(b)	2,100,000	2,100,992
0.183% 10/26/15 (12/26/14) (a)(b)	1,000,000	1,000,258
0.183% 02/13/15 (12/13/14) (a)(b)	160,000	160,020
0.184% 06/26/15 (12/26/14) (a)(b)	2,655,000	2,655,856
0.184% 09/12/16 (12/12/14) (a)(b)	3,443,000	3,445,154
0.185% 07/20/15 (12/20/14) (a)(b)	2,420,000	2,420,817
0.195% 08/17/15 (12/17/14) (a)(b)	3,386,000	3,387,329

1

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.200% 01/13/16 (12/01/14) (a)(b)	7,705,000	7,704,565
0.203% 10/26/15 (12/26/14) (a)(b)	575,000	575,263
0.205% 02/24/16 (12/24/14) (a)(b)	1,254,000	1,254,955
0.210% 10/22/15 (12/01/14) (a)(b)	980,000	980,133
0.210% 01/04/16 (12/01/14) (a)(b)	125,000	124,993
0.220% 03/04/15 (12/01/14) (a)(b)	2,784,000	2,783,928
0.225% 04/20/16 (12/20/14) (a)(b)	260,000	260,257
0.230% 04/01/15 (12/01/14) (a)(b)	415,000	415,000
0.240% 03/04/15 (12/01/14) (a)(b)	2,805,000	2,805,836
0.240% 05/05/15 (12/01/14) (a)(b)	240,000	240,062
0.250% 12/24/14	2,945,000	2,945,218
0.250% 02/01/16 (12/01/14) (a)(b)	300,000	300,248
0.270% 02/24/15	4,850,000	4,851,768
0.280% 12/11/14	575,000	575,022
0.295% 03/23/15 (12/23/14) (a)(b)	7,960,000	7,965,256
0.350% 05/01/15 (12/01/14) (a)(b)	1,585,000	1,585,898
0.450% 02/17/15	1,250,000	1,250,891
0.500% 03/09/15	200,000	200,198
0.650% 12/09/14	2,000,000	2,000,235
2.050% 02/18/15	140,000	140,580
3.850% 02/11/15	745,000	750,424
3.980% 01/22/15	450,000	452,461
4.150% 03/25/15	303,000	306,808
4.375% 02/17/15	1,800,000	1,816,258
Federal Home Loan Bank
0.060% 03/30/15	21,370,000	21,368,917
0.070% 12/15/14 (c)	740,000	739,980
0.070% 03/25/15	9,360,000	9,358,813
0.070% 04/17/15	4,500,000	4,499,644
0.070% 04/22/15	18,965,000	18,962,833
0.070% 04/23/15	8,690,000	8,689,283
0.070% 04/27/15	550,000	549,909
0.070% 04/29/15	16,770,000	16,768,212
0.070% 04/29/15	2,000,000	1,999,745
0.080% 12/11/14	13,125,000	13,124,934
0.080% 02/06/15 (c)	230,000	229,966
0.090% 12/16/14	3,685,000	3,684,982
0.090% 01/15/15	11,660,000	11,659,689
0.090% 01/23/15	10,615,000	10,614,817

2

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.090% 01/28/15 (c)	777,000	776,887
0.090% 01/28/15 (c)	175,000	174,972
0.090% 02/18/15 (c)	235,000	234,954
0.090% 02/18/15 (c)	9,203,000	9,201,081
0.090% 02/19/15	2,000,000	1,999,858
0.090% 02/23/15	2,460,000	2,459,876
0.090% 02/27/15	9,375,000	9,374,510
0.090% 03/04/15	6,000,000	6,000,146
0.090% 03/26/15	24,850,000	24,849,949
0.092% 02/04/15 (c)	205,000	204,970
0.092% 02/04/15 (c)	10,000,000	9,998,339
0.093% 02/25/15 (c)	9,130,000	9,127,972
0.093% 02/25/15 (c)	10,645,000	10,642,584
0.093% 02/25/15 (c)	2,950,000	2,949,225
0.095% 02/20/15 (c)	7,095,000	7,093,483
0.097% 02/27/15 (c)	7,303,000	7,301,268
0.097% 02/27/15 (c)	13,330,000	13,326,807
0.100% 12/29/14	690,000	689,999
0.100% 01/23/15	310,000	309,990
0.100% 02/19/15	6,145,000	6,144,747
0.100% 03/03/15 (c)	160,000	159,959
0.100% 03/06/15	22,125,000	22,126,165
0.100% 03/10/15	4,830,000	4,830,257
0.100% 03/11/15 (c)	700,000	699,806
0.100% 03/12/15 (c)	145,000	144,959
0.100% 03/18/15 (c)	145,000	144,957
0.100% 03/25/15 (c)	1,915,000	1,914,394
0.100% 03/27/15 (c)	1,940,000	1,939,375
0.100% 03/27/15 (c)	3,970,000	3,968,593
0.100% 04/01/15 (c)	2,975,000	2,974,000
0.100% 05/12/15	5,500,000	5,499,624
0.100% 05/14/15	24,885,000	24,882,276
0.103% 02/23/15	15,115,000	15,115,352
0.108% 03/06/15 (12/06/14) (a)(b)	2,085,000	2,085,112
0.109% 01/13/15	725,000	725,029
0.110% 01/07/15	3,830,000	3,829,937
0.110% 01/09/15	205,000	204,998
0.115% 02/17/15 (12/17/14) (a)(b)	2,225,000	2,225,132
0.115% 05/05/15 (c)	1,285,000	1,284,364
0.117% 02/12/15 (12/12/14) (a)(b)	6,650,000	6,650,420

3

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.120% 01/08/15	390,000	390,003
0.120% 04/14/15	2,290,000	2,290,164
0.120% 04/22/15 (c)	270,000	269,872
0.120% 04/24/15 (c)	770,000	769,630
0.120% 04/29/15 (c)	970,000	969,518
0.120% 05/01/15	900,000	900,035
0.120% 05/27/15	205,000	205,000
0.125% 12/30/14	3,065,000	3,065,105
0.125% 01/23/15	270,000	269,989
0.125% 02/10/15	2,030,000	2,030,009
0.125% 04/21/15	8,155,000	8,155,211
0.125% 04/24/15	885,000	885,084
0.127% 05/26/15 (c)	1,985,000	1,983,768
0.130% 03/12/15	10,320,000	10,321,422
0.130% 04/15/15	7,305,000	7,306,055
0.130% 05/27/15 (c)	18,015,000	18,003,928
0.130% 05/27/15 (c)	360,000	359,770
0.132% 12/09/14	3,415,000	3,415,063
0.140% 02/18/15	6,135,000	6,135,571
0.140% 02/18/15	10,605,000	10,605,368
0.140% 03/02/15	7,555,000	7,555,832
0.140% 03/12/15	4,045,000	4,045,556
0.150% 03/12/15	275,000	275,022
0.170% 12/11/14	35,000	35,000
0.170% 01/13/15	2,780,000	2,779,959
0.170% 01/15/15	1,845,000	1,845,048
0.180% 01/09/15	5,895,000	5,895,471
0.190% 12/11/14	125,000	125,003
0.190% 01/06/15	4,570,000	4,570,414
0.200% 12/18/14	750,000	750,034
0.200% 08/19/15 (12/01/14) (a)(b)	355,000	355,038
0.210% 04/24/15	6,295,000	6,298,081
0.220% 08/19/15 (12/01/14) (a)(b)	140,000	140,061
0.220% 10/07/15 (12/01/14) (a)(b)	165,000	165,070
0.250% 01/16/15	14,435,000	14,437,650
0.250% 02/20/15	18,420,000	18,426,461
0.375% 03/13/15	21,890,000	21,907,683
0.520% 01/23/15	2,200,000	2,201,383
0.520% 04/06/15	465,000	465,690

4

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
	0.540% 05/01/15	150,000	150,269
	0.600% 04/30/15	350,000	350,718
	0.875% 12/12/14	8,035,000	8,036,807
	1.250% 12/12/14	7,125,000	7,127,449
	2.000% 04/28/15	465,000	468,591
	2.750% 12/12/14	7,370,000	7,375,840
	2.750% 03/13/15	27,210,000	27,413,700
	3.500% 03/13/15	135,000	136,267
	4.125% 03/13/15	190,000	192,109
	4.375% 02/13/15	290,000	292,479
	4.500% 02/18/15	5,095,000	5,143,088
	4.750% 12/12/14	415,000	415,577
	4.750% 02/13/15	725,000	731,732
Federal Home Loan Mortgage Corp.
	0.090% 01/13/15 (c)	3,045,000	3,044,673
	0.090% 02/02/15 (c)	1,667,000	1,666,737
	0.090% 02/23/15 (c)	1,143,000	1,142,760
	0.100% 02/24/15 (c)	7,900,000	7,898,135
	0.100% 03/03/15 (c)	2,520,000	2,519,356
	0.100% 03/05/15 (c)	460,000	459,880
	0.100% 04/09/15 (c)	640,000	639,771
	0.135% 10/16/15 (12/16/14) (a)(b)	13,875,000	13,874,985
	0.150% 01/29/15	35,622,000	35,625,064
	0.156% 12/05/14	2,225,000	2,225,012
	0.305% 01/02/15	6,358,000	6,359,171
	0.305% 02/23/15	9,928,000	9,932,921
	0.310% 01/09/15	1,715,000	1,715,388
	0.320% 12/03/14	4,605,000	4,605,048
	0.350% 12/05/14	9,595,000	9,595,257
	0.350% 03/18/15	4,135,000	4,137,750
	0.500% 04/17/15	21,125,000	21,156,787
	0.625% 12/29/14	58,059,000	58,082,656
	2.875% 02/09/15	36,191,000	36,381,038
	4.500% 01/15/15	6,796,000	6,832,590
	5.050% 01/26/15	560,000	564,224
	5.150% 03/01/15	435,000	440,390
Federal National Mortgage Association
	0.070% 12/10/14 (c)	992,000	991,983
	0.070% 01/28/15 (c)	17,519,000	17,517,024
	0.070% 02/09/15 (c)	432,000	431,941

5

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.080% 01/05/15 (c)	1,345,000	1,344,908
0.080% 01/05/15 (c)	1,495,000	1,494,884
0.080% 02/17/15 (c)	2,200,000	2,199,619
0.085% 01/12/15 (c)	2,810,000	2,809,721
0.090% 12/01/14 (c)	8,820,000	8,820,000
0.090% 02/25/15 (c)	1,035,000	1,034,777
0.100% 03/25/15 (c)	510,000	509,839
0.100% 04/01/15 (c)	670,000	669,775
0.120% 03/03/15 (c)	550,000	549,859
0.120% 03/03/15 (c)	2,315,000	2,314,290
0.120% 04/27/15 (c)	2,095,000	2,093,973
0.120% 04/30/15 (c)	1,430,000	1,429,285
0.126% 02/27/15 (12/27/14) (a)(b)	12,000,000	11,999,711
0.165% 01/20/15 (12/20/14) (a)(b)	7,444,000	7,444,571
0.185% 04/01/16 (01/01/15) (a)(b)	70,000	69,953
0.375% 03/16/15	48,406,000	48,444,515
0.420% 01/20/16 (12/01/14) (a)(b)	575,000	576,582
0.500% 05/27/15	1,890,000	1,893,503
0.750% 12/19/14	34,026,000	34,036,857
1.500% 12/16/14	205,000	205,117
1.750% 03/23/15	860,000	864,360
2.000% 02/18/15	940,000	943,821
4.000% 02/19/15	835,000	841,983
5.000% 03/02/15	1,000,000	1,012,379
5.000% 04/15/15	6,612,000	6,732,304
U.S. GOVERNMENT AGENCIES TOTAL		1,111,307,774

Total Government & Agency Obligations (cost of $1,111,307,774)		1,111,307,774

Repurchase Agreements — 35.6%
Repurchase agreement with ABN Amro NV, dated 11/28/14, due 12/01/14 at 0.100%, collateralized by U.S. Government Agency obligations and U.S. Treasury obligations with various maturities to 04/01/44, market value $102,001,279 (repurchase proceeds $100,000,833)	100,000,000	100,000,000
Repurchase agreement with Barclays Capital, Inc., dated 11/28/14, due 12/01/14 at 0.080%, collateralized by U.S. Government Agency obligations with various maturities to 05/01/44, market value $51,000,340 (repurchase proceeds $50,000,333)	50,000,000	50,000,000

6

	Par ($)	Value ($)
Repurchase Agreements — (CONTINUED)
Repurchase agreement with Credit Agricole CIB US, dated 11/28/14, due 12/01/14 at 0.100%, collateralized by a U.S. Government Agency obligation maturing 08/01/42, market value $127,501,063 (repurchase proceeds $125,001,042)	125,000,000	125,000,000
Repurchase agreement with Credit Suisse Securities USA LLC, dated 10/07/14, due 01/05/15 at 0.080%, collateralized by U.S. Government Agency obligations with various maturities to 01/01/41, market value $10,200,309 (repurchase proceeds $10,002,000)	10,000,000	10,000,000
Repurchase agreement with Credit Suisse Securities USA LLC, dated 10/17/14, due 01/14/15 at 0.100%, collateralized by a U.S. Government Agency obligation maturing 01/01/41, market value $10,202,810 (repurchase proceeds $10,002,472)	10,000,000	10,000,000
Repurchase agreement with Credit Suisse Securities USA LLC, dated 10/28/14, due 01/02/15 at 0.100%, collateralized by a U.S. Government Agency obligation maturing 01/01/41, market value $10,202,810 (repurchase proceeds $10,001,833)	10,000,000	10,000,000
Repurchase agreement with Credit Suisse Securities USA LLC, dated 11/13/14, due 01/12/15 at 0.13%, collateralized by a U.S. Government Agency obligation maturing 10/01/23, market value $8,160,260 (repurchase proceeds $8,001,733)	8,000,000	8,000,000
Repurchase agreement with Credit Suisse Securities USA LLC, dated 11/18/14, due 02/17/15 at 0.110%, collateralized by a U.S. Government Agency obligation maturing 10/01/23, market value $8,160,260 (repurchase proceeds $8,002,224)	8,000,000	8,000,000
Repurchase agreement with Fixed Income Clearing Corp., dated 11/28/14, due on 12/01/14, at 0.010%, collateralized by a U.S.Treasury obligation maturing 07/31/20, market value $33,527,813 (repurchase proceeds $32,868,027)	32,868,000	32,868,000
Repurchase agreement with Goldman Sachs & Co., dated 11/28/14, due 12/01/14 at 0.060%, collateralized by U.S. Government Agency obligations with various maturities to 07/15/26, market value $71,401,401 (repurchase proceeds $70,000,350)	70,000,000	70,000,000

7

	Par ($)	Value ($)
Repurchase Agreements — (CONTINUED)
Repurchase agreement with Mitsubishi UFJ Securities USA, Inc., dated 11/24/14, due 12/01/14 at 0.080%, collateralized by U.S. Government Agency obligations with various maturities to 06/20/44, market value $51,000,793 (repurchase proceeds $50,000,778)	50,000,000	50,000,000
Repurchase agreement with RBC Capital Markets, dated 11/28/14, due 12/01/14 at 0.100%, collateralized by U.S. Government Agency obligations with various maturities to 07/01/44, market value $76,500,638 (repurchase proceeds $75,000,625)	75,000,000	75,000,000
Repurchase agreement with Wells Fargo Securities, LLC, dated 09/12/14, due 12/11/14 at 0.110%, collateralized by a U.S. Government Agency obligation maturing 11/01/44, market value $15,303,740 (repurchase proceeds $15,004,125)	15,000,000	15,000,000
Repurchase agreement with Wells Fargo Securities, LLC, dated 11/25/14, due 12/02/14 at 0.090%, collateralized by a U.S. Government Agency obligation maturing 11/01/44, market value $51,000,765 (repurchase proceeds $50,000,875)	50,000,000	50,000,000

Total Repurchase Agreements (cost of $613,868,000)		613,868,000

Total Investments — 100.1% (cost of $1,725,175,774)(d)		1,725,175,774

Other Assets & Liabilities, Net — (0.1)%		(2,413,349)

Net Assets — 100.0%		1,722,762,425

Notes to Investment Portfolio:

*      Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

8

•      Level 1 — Prices determined using quoted prices in active markets for identical assets.

•      Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations.  For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•      Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2014, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$1,111,307,774	$—	$1,111,307,774
Total Repurchase Agreements	—	613,868,000	—	613,868,000
Total Investments	$—	$1,725,175,774	$—	$1,725,175,774

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)         The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2014.

(b)         Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(c)          The rate shown represents the discount rate at the date of purchase.

(d)         Cost for federal income tax purposes is $1,725,175,774.

9

INVESTMENT PORTFOLIO
November 30, 2014 (Unaudited)	BofA Government Reserves

	Par ($)	Value ($)*
Government & Agency Obligations — 95.9%
U.S. Government Agencies — 81.9%
Federal Farm Credit Bank
0.040% 12/15/14 (a)	10,000,000	9,999,844
0.040% 01/15/15 (a)	6,000,000	5,999,700
0.050% 12/04/14 (a)	75,000,000	74,999,688
0.050% 12/05/14 (a)	50,000,000	49,999,722
0.050% 12/17/14 (a)	75,000,000	74,998,333
0.050% 12/19/14 (a)	125,000,000	124,996,875
0.050% 01/22/15 (a)	42,000,000	41,996,967
0.050% 01/23/15 (a)	25,000,000	24,998,160
0.050% 01/27/15 (a)	40,000,000	39,996,833
0.050% 02/02/15 (a)	12,500,000	12,498,906
0.050% 02/02/15 (a)	25,000,000	24,996,938
0.050% 02/04/15 (a)	25,000,000	24,997,743
0.050% 02/04/15 (a)	20,000,000	19,996,389
0.060% 12/02/14 (a)	33,127,000	33,126,954
0.060% 12/02/14 (a)	10,000,000	9,999,983
0.060% 12/11/14 (a)	25,000,000	24,999,583
0.060% 01/30/15 (a)	40,000,000	39,996,000
0.060% 02/17/15 (a)	5,000,000	4,999,350
0.060% 03/24/15 (a)	25,000,000	24,995,292
0.070% 12/26/14 (a)	50,000,000	49,997,569
0.070% 01/08/15 (a)	500,000	499,968
0.070% 01/08/15 (a)	490,000	489,964
0.070% 01/16/15 (a)	30,000,000	29,997,317
0.070% 02/24/15 (a)	35,000,000	34,994,215
0.070% 04/27/15 (a)	5,000,000	4,998,571
0.075% 02/06/15 (a)	30,000,000	29,995,813
0.080% 02/19/15 (a)	15,000,000	14,997,333
0.080% 04/10/15 (a)	5,000,000	4,998,556
0.080% 04/22/15 (a)	30,000,000	29,990,533
0.100% 01/20/15 (a)	21,105,000	21,102,069
0.100% 01/28/15 (a)	105,000,000	104,991,542
0.100% 01/28/15 (a)	10,000,000	9,998,389
0.100% 03/23/15 (12/01/14) (b)(c)	50,000,000	50,000,000
0.100% 04/08/15 (a)	2,100,000	2,099,253
0.100% 05/18/15 (12/01/14) (b)(c)	25,320,000	25,315,842
0.105% 03/31/15 (a)	2,363,000	2,362,173
0.110% 03/18/15 (a)	13,495,000	13,490,588
0.110% 05/19/15 (a)	17,000,000	16,991,221
0.115% 04/20/15 (12/20/14) (b)(c)	38,650,000	38,649,316
0.120% 05/29/15 (a)	9,000,000	8,994,630

1

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.120% 07/17/15 (12/01/14) (b)(c)	33,000,000	32,995,788
0.132% 10/03/16 (12/03/14) (b)(c)	3,885,000	3,883,226
0.135% 12/24/14 (a)	19,245,000	19,243,340
0.141% 09/06/16 (12/06/14) (b)(c)	19,935,000	19,932,496
0.142% 09/01/15 (12/01/14) (b)(c)	88,830,000	88,837,037
0.142% 08/01/16 (12/01/14) (b)(c)	40,000,000	39,996,918
0.146% 01/28/15 (12/28/14) (b)(c)	30,000,000	30,003,849
0.150% 03/17/15	12,112,000	12,112,999
0.153% 09/14/15 (12/14/14) (b)(c)	7,412,000	7,413,286
0.153% 03/26/15 (12/26/14) (b)(c)	5,450,000	5,450,522
0.154% 11/19/15 (12/19/14) (b)(c)	5,575,000	5,575,084
0.155% 03/20/15 (12/20/14) (b)(c)	3,105,000	3,105,288
0.155% 07/06/15 (12/06/14) (b)(c)	200,000	200,037
0.155% 10/08/15 (12/08/14) (b)(c)	1,392,000	1,391,938
0.157% 08/03/15 (12/03/14) (b)(c)	4,290,000	4,290,594
0.157% 10/01/15 (12/01/14) (b)(c)	2,175,000	2,175,196
0.160% 01/16/15	300,000	300,014
0.163% 11/14/16 (12/14/14) (b)(c)	1,883,000	1,883,379
0.164% 01/19/16 (12/19/14) (b)(c)	7,905,000	7,907,024
0.165% 06/17/16 (12/17/14) (b)(c)	500,000	500,081
0.165% 03/26/15 (12/26/14) (b)(c)	425,000	424,955
0.166% 02/27/15 (12/27/14) (b)(c)	4,460,000	4,460,310
0.170% 12/24/14	15,050,000	15,050,272
0.171% 04/27/15 (12/27/14) (b)(c)	29,760,000	29,765,183
0.173% 09/14/16 (12/14/14) (b)(c)	20,539,000	20,549,169
0.173% 08/26/16 (12/26/14) (b)(c)	1,970,000	1,970,873
0.175% 04/23/15 (12/23/14) (b)(c)	27,073,000	27,078,638
0.175% 06/22/15 (12/22/14) (b)(c)	22,275,000	22,279,676
0.179% 03/13/15 (12/13/14) (b)(c)	2,985,000	2,985,583
0.180% 03/12/15	7,280,000	7,281,394
0.180% 03/20/15 (12/20/14) (b)(c)	1,580,000	1,580,236
0.180% 09/22/15 (12/22/14) (b)(c)	7,780,000	7,782,656
0.183% 09/18/15 (12/18/14) (b)(c)	23,500,000	23,511,371
0.183% 10/26/15 (12/26/14) (b)(c)	3,250,000	3,251,222
0.183% 02/13/15 (12/13/14) (b)(c)	3,385,000	3,385,412
0.184% 06/26/15 (12/26/14) (b)(c)	24,590,000	24,597,804
0.184% 09/12/16 (12/12/14) (b)(c)	11,607,000	11,614,376
0.185% 04/06/15 (12/06/14) (b)(c)	5,220,000	5,221,181
0.185% 07/20/15 (12/20/14) (b)(c)	40,355,000	40,367,223
0.186% 07/27/15 (12/27/14) (b)(c)	4,000,000	4,001,059
0.187% 06/02/16 (12/02/14) (b)(c)	8,030,000	8,034,331

2

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.190% 01/26/15 (12/01/14) (b)(c)	3,200,000	3,200,544
0.195% 07/24/15 (12/24/14) (b)(c)	10,000,000	10,003,947
0.195% 08/17/15 (12/17/14) (b)(c)	8,101,000	8,104,172
0.200% 12/24/14	1,920,000	1,920,125
0.200% 01/13/16 (12/01/14) (b)(c)	47,745,000	47,742,304
0.203% 10/26/15 (12/26/14) (b)(c)	8,190,000	8,194,888
0.205% 02/24/16 (12/24/14) (b)(c)	9,703,000	9,711,936
0.210% 10/22/15 (12/01/14) (b)(c)	5,900,000	5,900,799
0.210% 01/04/16 (12/01/14) (b)(c)	805,000	804,956
0.220% 03/04/15 (12/01/14) (b)(c)	32,601,000	32,600,157
0.225% 04/20/16 (12/20/14) (b)(c)	1,040,000	1,041,026
0.227% 02/03/15 (12/03/14) (b)(c)	7,162,000	7,164,051
0.230% 04/01/15 (12/01/14) (b)(c)	5,200,000	5,200,000
0.240% 03/04/15 (12/01/14) (b)(c)	16,925,000	16,929,439
0.240% 05/05/15 (12/01/14) (b)(c)	2,330,000	2,330,603
0.250% 12/24/14	12,350,000	12,351,211
0.250% 01/07/15	3,320,000	3,320,473
0.250% 01/26/15 (12/01/14) (b)(c)	10,000,000	10,001,319
0.250% 01/30/15	9,600,000	9,602,313
0.250% 03/24/15	1,900,000	1,900,954
0.250% 03/24/15 (12/01/14) (b)(c)	300,000	300,071
0.250% 09/21/15 (12/01/14) (b)(c)	800,000	800,588
0.250% 02/01/16 (12/01/14) (b)(c)	3,700,000	3,699,563
0.270% 02/24/15	27,720,000	27,730,789
0.280% 12/11/14	7,000,000	7,000,417
0.295% 03/23/15 (12/23/14) (b)(c)	28,015,000	28,033,500
0.300% 02/25/15	3,820,000	3,821,670
0.300% 02/27/15	2,000,000	2,000,897
0.300% 08/03/15 (12/01/14) (b)(c)	2,405,000	2,407,287
0.350% 05/01/15 (12/01/14) (b)(c)	16,075,000	16,084,111
0.375% 01/02/15	80,000,000	80,023,207
0.450% 02/17/15	1,800,000	1,801,316
0.500% 03/09/15	5,800,000	5,805,955
0.500% 05/01/15	2,400,000	2,403,870
0.520% 03/16/15	5,000,000	5,006,119
1.200% 12/01/14	650,000	650,000
1.670% 03/24/15	5,000,000	5,024,707
2.050% 02/18/15	885,000	888,677
2.900% 01/05/15	4,000,000	4,010,742
3.450% 02/05/15	310,000	311,843
3.850% 02/11/15	2,145,000	2,160,654
3.980% 01/22/15	325,000	326,804

3

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
4.300% 12/15/14	1,000,000	1,001,604
4.375% 02/17/15	6,915,000	6,977,459
4.500% 01/22/15	1,080,000	1,086,716
4.550% 02/03/15	4,500,000	4,534,722
Federal Home Loan Bank
0.050% 12/03/14 (a)	114,350,000	114,349,682
0.057% 12/05/14 (a)	85,175,000	85,174,461
0.057% 12/05/14 (a)	26,100,000	26,099,826
0.060% 12/10/14 (a)	71,629,000	71,627,926
0.060% 12/19/14 (a)	20,815,000	20,814,376
0.070% 12/17/14 (a)	26,909,000	26,908,265
0.070% 12/17/14 (a)	1,473,000	1,472,954
0.070% 12/24/14 (a)	36,363,000	36,361,374
0.070% 12/26/14 (a)	25,000,000	24,998,785
0.070% 01/07/15 (a)	800,000	799,942
0.070% 04/17/15	63,735,000	63,729,963
0.070% 04/22/15	45,265,000	45,259,503
0.070% 04/23/15	30,130,000	30,127,515
0.070% 04/29/15	37,650,000	37,645,208
0.070% 04/29/15	63,230,000	63,223,259
0.080% 12/03/14	50,000,000	50,000,039
0.080% 12/11/14	49,160,000	49,159,738
0.080% 01/09/15 (a)	3,925,000	3,924,660
0.080% 02/06/15 (a)	900,000	899,866
0.080% 02/06/15 (a)	13,175,000	13,172,842
0.080% 03/27/15 (a)	3,870,000	3,869,002
0.080% 03/27/15 (a)	6,455,000	6,452,920
0.089% 01/12/15	11,000,000	10,999,987
0.090% 12/16/14	16,825,000	16,824,919
0.090% 01/15/15	85,245,000	85,242,680
0.090% 01/16/15	19,020,000	19,019,497
0.090% 01/20/15	2,005,000	2,004,939
0.090% 01/22/15	38,590,000	38,590,204
0.090% 01/23/15	53,215,000	53,214,082
0.090% 02/04/15 (a)	805,000	804,884
0.090% 02/04/15 (a)	3,550,000	3,549,423
0.090% 02/19/15	47,370,000	47,367,324
0.090% 02/23/15	16,085,000	16,084,189
0.090% 02/27/15	55,065,000	55,061,641
0.090% 03/04/15	12,000,000	12,000,291
0.090% 03/26/15	60,515,000	60,516,361

4

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.095% 02/23/15 (a)	1,275,000	1,274,717
0.095% 02/25/15 (a)	40,870,000	40,860,920
0.095% 02/25/15 (a)	3,500,000	3,499,206
0.097% 02/27/15 (a)	32,697,000	32,689,247
0.097% 02/27/15 (a)	59,670,000	59,655,706
0.100% 12/29/14	3,460,000	3,459,993
0.100% 01/23/15	19,190,000	19,189,516
0.100% 01/28/15 (a)	18,126,000	18,123,372
0.100% 01/28/15 (a)	845,000	844,864
0.100% 02/18/15 (a)	700,000	699,892
0.100% 02/18/15 (a)	920,000	919,818
0.100% 02/18/15 (a)	35,237,000	35,229,654
0.100% 02/18/15 (a)	1,700,000	1,699,627
0.100% 02/19/15	36,130,000	36,128,540
0.100% 02/20/15	32,060,000	32,058,907
0.100% 02/20/15 (a)	2,960,000	2,959,334
0.100% 02/24/15 (a)	16,015,000	16,011,219
0.100% 03/03/15 (a)	635,000	634,838
0.100% 03/05/15	1,670,000	1,670,041
0.100% 03/06/15 (a)	1,190,000	1,189,686
0.100% 03/06/15	80,835,000	80,839,261
0.100% 03/10/15	16,740,000	16,740,890
0.100% 03/11/15 (a)	2,735,000	2,734,240
0.100% 03/12/15 (a)	575,000	574,839
0.100% 03/13/15 (a)	10,400,000	10,397,053
0.100% 03/18/15 (a)	2,020,000	2,019,400
0.100% 03/20/15 (a)	1,310,000	1,309,603
0.100% 03/25/15 (a)	12,940,000	12,935,902
0.100% 05/12/15	3,450,000	3,449,797
0.100% 05/14/15	11,645,000	11,643,909
0.101% 12/08/14	3,000,000	3,000,012
0.102% 02/03/15 (12/03/14) (b)(c)	5,000,000	5,000,023
0.103% 02/23/15	60,140,000	60,141,378
0.104% 12/19/14	17,000,000	17,000,224
0.107% 12/12/14	1,000,000	1,000,008
0.108% 03/06/15 (12/06/14) (b)(c)	8,505,000	8,505,443
0.109% 01/13/15	32,790,000	32,791,152
0.110% 01/07/15	17,575,000	17,574,699
0.110% 01/09/15	895,000	894,993
0.110% 05/01/15	13,700,000	13,699,964
0.110% 05/06/15 (a)	6,960,000	6,956,682
0.115% 02/17/15 (12/17/14) (b)(c)	7,820,000	7,820,463

5

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.117% 02/12/15 (12/12/14) (b)(c)	20,655,000	20,656,293
0.120% 01/08/15	1,665,000	1,665,013
0.120% 04/14/15	8,730,000	8,730,625
0.120% 04/22/15 (a)	1,045,000	1,044,505
0.120% 04/24/15 (a)	2,995,000	2,993,562
0.120% 04/29/15 (a)	3,785,000	3,783,120
0.120% 05/18/15 (a)	3,500,000	3,498,040
0.120% 05/27/15	855,000	855,000
0.125% 12/16/14	11,775,000	11,775,111
0.125% 12/30/14	2,610,000	2,610,107
0.125% 01/06/15	2,325,000	2,325,059
0.125% 01/13/15	800,000	800,022
0.125% 01/23/15	5,265,000	5,265,406
0.125% 04/21/15	28,780,000	28,780,471
0.125% 05/01/15	1,475,000	1,475,092
0.125% 05/27/15 (a)	10,095,000	10,088,796
0.127% 05/26/15 (a)	6,905,000	6,900,713
0.130% 03/12/15	23,250,000	23,252,388
0.130% 04/15/15	25,890,000	25,893,737
0.132% 12/09/14	33,915,000	33,915,504
0.140% 02/18/15	19,475,000	19,476,203
0.140% 02/18/15	42,635,000	42,636,650
0.140% 03/02/15	41,525,000	41,530,063
0.140% 03/12/15	15,300,000	15,302,102
0.150% 03/12/15	1,140,000	1,140,091
0.160% 03/12/15	1,100,000	1,100,117
0.170% 01/13/15	13,940,000	13,939,795
0.170% 01/15/15	10,880,000	10,880,270
0.180% 01/09/15	1,055,000	1,055,076
0.190% 12/11/14	13,590,000	13,590,429
0.190% 01/06/15	20,430,000	20,431,850
0.200% 12/18/14	1,635,000	1,635,091
0.200% 08/19/15 (12/01/14) (b)(c)	795,000	795,230
0.210% 04/24/15	22,340,000	22,350,884
0.220% 02/02/15	5,000,000	5,000,826
0.220% 08/19/15 (12/01/14) (b)(c)	560,000	560,243
0.220% 10/07/15 (12/01/14) (b)(c)	635,000	635,271
0.250% 01/16/15	49,990,000	49,998,534
0.250% 02/20/15	45,415,000	45,430,687
0.250% 05/29/15	2,540,000	2,541,761
0.375% 03/13/15	27,065,000	27,085,888

6

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
	0.500% 05/22/15	3,390,000	3,396,275
	0.520% 01/23/15	985,000	985,595
	0.520% 04/06/15	1,605,000	1,607,382
	0.540% 05/01/15	580,000	581,038
	0.875% 12/12/14	43,025,000	43,035,336
	1.250% 12/12/14	32,360,000	32,371,211
	2.750% 12/12/14	27,295,000	27,316,617
	2.750% 03/13/15	36,970,000	37,242,739
	3.500% 03/13/15	2,345,000	2,367,139
	4.375% 02/13/15	1,240,000	1,250,601
	4.500% 02/18/15	32,075,000	32,377,233
	4.750% 12/12/14	1,430,000	1,431,991
	4.750% 02/13/15	3,085,000	3,113,843
Tennessee Valley Authority
	0.060% 12/03/14 (a)	25,000,000	24,999,917
	0.070% 12/02/14 (a)	40,000,000	39,999,922
U.S. GOVERNMENT AGENCIES TOTAL			4,736,541,670
U.S. Government Obligations — 14.0%
U.S. Treasury Bill
	0.016% 01/02/15 (d)	19,290,000	19,289,726
	0.035% 12/18/14 (d)	42,385,000	42,384,299
	0.046% 12/11/14 (d)	41,875,000	41,874,471
U.S. Treasury Note
	0.250% 01/15/15	148,760,000	148,799,310
	0.250% 01/31/15	274,230,000	274,327,982
	0.250% 02/15/15	16,750,000	16,756,877
	0.250% 02/28/15	47,425,000	47,448,185
	2.250% 01/31/15	131,670,000	132,153,539
	2.500% 04/30/15	26,205,000	26,468,539
	4.000% 02/15/15	62,685,000	63,197,352
U.S. GOVERNMENT OBLIGATIONS TOTAL			812,700,280

	Total Government & Agency Obligations (cost of $5,549,241,950)		5,549,241,950

	Total Investments — 95.9% (cost of $5,549,241,950)(e)		5,549,241,950

	Other Assets & Liabilities, Net — 4.1%		234,964,135

	Net Assets — 100.0%		5,784,206,085

7

Notes to Investment Portfolio:

*      Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — Prices determined using quoted prices in active markets for identical assets.

•      Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations.  For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•      Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2014, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$5,549,241,950	$—	$5,549,241,950
Total Investments	$—	$5,549,241,950	$—	$5,549,241,950

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a) The rate shown represents the discount rate at the date of purchase. (b) The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2014.

8

(c)          Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(d)         The rate shown represents the annualized yield at the date of purchase.

(e)          Cost for federal income tax purposes is $5,549,241,950.

9

INVESTMENT PORTFOLIO

November 30, 2014 (Unaudited)	BofA Massachusetts Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 94.7%
MASSACHUSETTS — 87.5%
MA Arlington
	Series 2014
	4.000% 11/01/15	1,123,000	1,161,462
MA Barclays Capital Municipal Trust Receipts
	Harvard University,
	Series 2010,
	LIQ FAC: Barclays Bank PLC
	0.060% 12/15/34 (12/04/14) (a)(b)(c)	1,000,000	1,000,000
MA BB&T Municipal Trust
	Massachusetts State Water Resources,
	Series 2007 B,
	LIQ FAC: Branch Banking & Trust
	0.050% 02/01/29 (12/04/14) (a)(b)	1,700,000	1,700,000
MA Boston
	Series 2011 A,
	5.000% 04/01/15	890,000	904,245
	Series 2011 D
	4.000% 04/01/15	500,000	506,439
MA Development Finance Agency
	Babson College,
	Series 2008 A,
	LOC: FHLB
	0.030% 10/01/32 (12/04/14) (a)(b)	1,925,000	1,925,000
	Bancroft Schools & Communities,
	Series 2001,
	LOC: TD Bank N.A.
	0.040% 09/01/31 (12/04/14) (a)(b)	3,835,000	3,835,000
	Beth Israel Deaconess Medical,
	Series 2011 B,
	LOC: M&T Bank
	0.060% 06/01/41 (12/04/14) (a)(b)	6,360,000	6,360,000
MA Easton
	Series 2006
	5.000% 08/01/15	600,000	619,166
MA Framingham
	Series 2012 A,
	3.000% 12/01/14	1,000,000	1,000,000
MA Gloucester
	Series 2014
	2.000% 02/01/15	634,000	635,891
MA Greater Lowell Regional Vocational Technical School District
	Series 2014
	Insured: State Aid Withholding
	2.000% 06/01/15	494,000	498,266
MA Hanover
	Series 2014
	1.000% 09/11/15	1,476,698	1,485,639

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
MA Haverhill
	Series 2014
	Insured: State Aid Withholding
	1.000% 09/01/15	1,500,000	1,508,536
MA Health & Educational Facilities Authority
	Harvard University,
	Series 1999 R,
	0.020% 11/01/49 (12/01/14) (b)(d)	2,700,000	2,700,000
	Mass Institute of Tech,
	Series 2001 J1
	0.030% 07/01/31 (12/04/14) (b)(d)	3,500,000	3,500,000
	Partners Healthcare Systems,
	Series 2009 I-2
	SPA: U.S. Bank N.A.
	0.040% 07/01/44 (12/05/14) (a)(b)	3,000,000	3,000,000
	The Children’s Hospital Corp.,
	Series 2010 N3
	LOC: U.S. Bank N.A.
	0.030% 10/01/38 (12/03/14) (a)(b)	4,000,000	4,000,000
	Tufts University,
	Series 2008 N-2,
	SPA: Wells Fargo Bank N.A.
	0.030% 08/15/34 (12/01/14) (a)(b)	2,600,000	2,600,000
	Wellesley College,
	Series 1999 G,
	0.030% 07/01/39 (12/01/14) (b)(d)	4,085,000	4,085,000
MA Holliston
	Series 2014
	1.000% 05/22/15	670,000	672,105
MA Housing Finance Agency
	ROCS RRII R 11928,
	Series 2011, AMT,
	LIQ FAC: Citibank N.A.
	0.090% 06/01/36 (12/04/14) (a)(b)(c)	2,695,000	2,695,000
MA Industrial Finance Agency
	120 Chestnut Street LP,
	Series 1992,
	LOC: Sumitomo Mitsui Banking
	0.040% 08/01/26 (12/03/14) (a)(b)	2,545,000	2,545,000
	Governor Dummer Academy,
	Series 1996,
	LOC: TD Bank N.A.
	0.040% 07/01/26 (12/04/14) (a)(b)	2,000,000	2,000,000
	Nova Realty Trust,
	Series 1994,
	LOC: TD Bank N.A.
	0.050% 12/01/24 (12/04/14) (a)(b)	2,900,000	2,900,000
MA Lawrence
	Series 2014 A
	Insured: State Aid Withholding:
	1.000% 06/01/15	3,000,000	3,010,425
	1.000% 12/01/15 (e)	2,000,000	2,014,140

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
	Series 2014,
	DPCE: Massachusetts Qualified Bond Program (Chapter 44A)
	1.000% 03/01/15	2,000,000	2,003,144
MA Leominster
	Series 2014
	1.000% 06/26/15	1,000,000	1,004,526
MA Lynn
	Series 2009
	DPCE: Massachusetts Qualified Bond Program (Chapter 44A)
	5.000% 12/01/14	3,560,000	3,560,000
MA Mansfield
	Series 2014
	1.000% 10/23/15	1,725,000	1,736,680
MA Needham
	Series 2014
	2.000% 05/15/15	572,000	576,550
MA Newton
	Series 2013
	3.000% 02/15/15	955,000	960,543
MA North Reading
	Series 2014
	5.000% 05/15/15	306,000	312,488
MA RBC Municipal Products, Inc. Trust
	Series 2012 E-38,
	LOC: Royal Bank of Canada
	0.050% 01/01/16 (12/04/14) (a)(b)(c)	13,200,000	13,200,000
MA Rockland
	2.000% 03/01/15	735,000	738,109
MA Salisbury
	Series 2014 A,
	1.000% 03/25/15	2,000,000	2,005,191
MA University of Massachusetts Building Authority
	Series 2011 1,
	SPA: Wells Fargo Bank N.A.
	0.040% 11/01/34 (12/03/14) (a)(b)	5,100,000	5,100,000
MA Walpole
	Series 2014
	0.500% 11/13/15	774,872	776,338
MA Water Resources Authority
	Series 2002 C,
	LOC: Landesbank Hessen-Thüringen
	0.040% 08/01/20 (12/01/14) (a)(b)	525,000	525,000
	Series 2008 E,
	SPA: JPMorgan Chase Bank
	0.070% 08/01/37 (12/04/14) (a)(b)	5,000,000	5,000,000
MA Westfield
	Series 2014
	Insured: State Aid Withholding
	2.000% 03/01/15	2,095,000	2,104,245

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
Massachusetts Port Authority
	0.100% 01/15/15	2,000,000	2,000,000
University of Massachusetts
	0.110% 01/08/15	1,300,000	1,300,000
MASSACHUSETTS TOTAL			101,764,128
PUERTO RICO — 5.4%
PR RBC Municipal Products, Inc. Trust
	Series 2013 E-46,
	LOC: Royal Bank of Canada
	0.240% 09/01/15 (12/04/14) (a)(b)(c)	2,810,000	2,810,000
PR RIB Floater Trust
	Series 2014 4WE,
	LOC: Barclays Bank PLC
	0.440% 06/30/15 (12/04/14) (a)(b)(c)	3,500,000	3,500,000
PUERTO RICO TOTAL			6,310,000
WYOMING — 1.8%
WY Uinta County
	Exxon Mobil Corp.,
	Series 1993,
	0.040% 08/15/20 (12/01/14) (b)(d)	2,100,000	2,100,000
WYOMING TOTAL			2,100,000

	Total Municipal Bonds (cost of $110,174,128)		110,174,128

Closed-End Investment Company — 6.9%
OTHER — 6.9%
Nuveen AMT-Free Municipal Income Fund
	Series 2013 2-1309,
	LIQ FAC: Citibank N.A.
	0.120% 12/01/40 (12/04/14) (a)(b)(c)	8,000,000	8,000,000
OTHER TOTAL			8,000,000

	Total Closed-End Investment Company (cost of $8,000,000)		8,000,000

	Total Investments — 101.6% (cost of $118,174,128)(f)		118,174,128

	Other Assets & Liabilities, Net — (1.6)%		(1,813,297)

	Net Assets — 100.0%		116,360,831

Notes to Investment Portfolio: * Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the

4

conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 – Prices determined using quoted prices in active markets for identical assets.

•      Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations.  For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•      Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of  November 30, 2014, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$110,174,128	$—	$110,174,128
Total Closed-End Investment Company	—	8,000,000	—	8,000,000
Total Investments	$—	$118,174,128	$—	$118,174,128

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)   Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2014.

(b)   Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

5

(c)   Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, these securities, which are not illiquid, amounted to $31,205,000 or 26.8% of net assets for the Fund.

(d)   Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2014.

(e)   Security purchased on a delayed delivery basis.

(f)    Cost for federal income tax purposes is $118,174,128.

Acronym	Name

AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
ROCS	Reset Option Certificates
SPA	Stand-by Purchase Agreement

6

INVESTMENT PORTFOLIO

November 30, 2014 (Unaudited)	BofA Money Market Reserves

		Par ($)	Value ($)*
Certificates of Deposit — 27.8%
Australia & New Zealand Banking Group Ltd. NY
	0.483% 01/29/15	1,500,000	1,500,659
Bank of Montreal Chicago
	0.210% 01/02/15	150,000,000	150,000,000
	0.213% 05/14/15 (12/15/14) (a)(b)	80,000,000	80,000,000
	0.214% 05/08/15 (12/08/14) (a)(b)	100,000,000	100,000,000
	0.230% 05/13/15	178,750,000	178,750,000
	0.236% 04/09/15 (12/09/14) (a)(b)	29,044,000	29,046,225
Bank of Nova Scotia Houston
	0.210% 12/22/14	31,000,000	31,000,360
	0.220% 01/23/15	234,850,000	234,850,000
	0.240% 02/04/15	87,000,000	87,000,000
	0.240% 02/17/15	100,500,000	100,500,000
	0.250% 02/13/15	100,000,000	100,000,000
	0.520% 03/06/15 (12/01/14) (a)(b)	1,506,000	1,507,089
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
	0.200% 12/09/14	45,380,000	45,380,000
	0.200% 12/22/14	25,000,000	25,000,000
	0.230% 02/17/15	99,600,000	99,600,000
	0.240% 12/23/14	51,000,000	51,000,000
	0.240% 12/24/14	30,000,000	30,000,000
	0.240% 01/02/15	48,050,000	48,050,000
	0.240% 01/16/15	89,000,000	89,000,000
	0.250% 03/04/15	30,000,000	30,000,000
	0.320% 05/13/15	5,600,000	5,600,512
	0.616% 02/27/15	5,000,000	5,004,583
Barclays Bank PLC NY
	0.250% 12/16/14	103,000,000	103,000,000
Canadian Imperial Bank of Commerce NY
	0.205% 02/20/15 (12/01/14) (a)(b)	100,000,000	100,000,000
	0.213% 02/10/15 (12/15/14) (a)(b)	125,800,000	125,800,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
	0.272% 02/03/15	13,614,000	13,615,676
	0.280% 04/14/15 (01/14/15) (a)(b)	6,000,000	6,000,533
	0.300% 05/13/15	14,322,000	14,325,186
Credit Industriel et Commercial NY
	0.240% 01/02/15	47,000,000	47,000,417
	0.250% 01/02/15	78,000,000	78,000,345

1

		Par ($)	Value ($)
Certificates of Deposit — (continued)
	0.460% 12/01/14	3,512,000	3,512,000
	0.510% 01/14/15	10,656,000	10,659,372
Credit Suisse NY
	0.280% 01/26/15	25,000,000	25,000,000
	0.280% 01/30/15	15,800,000	15,800,000
	0.280% 03/02/15	87,000,000	87,000,000
	0.280% 03/20/15	59,000,000	59,000,000
	0.440% 01/12/15	9,143,000	9,144,812
	0.510% 01/09/15	6,000,000	6,001,683
DZ Bank AG Deutsche Zentral
	0.220% 02/05/15	100,300,000	100,300,000
	0.230% 02/06/15	92,023,000	92,023,000
HSBC Bank USA, Inc.
	0.223% 04/13/15 (12/15/14) (a)(b)	29,777,000	29,777,000
	0.226% 05/06/15 (12/08/14) (a)(b)	42,622,000	42,622,000
	0.240% 04/06/15	100,250,000	100,250,000
	0.240% 04/15/15	60,897,000	60,897,000
	0.240% 04/24/15	125,000,000	125,000,000
	0.240% 04/27/15	90,036,000	90,036,000
	0.240% 05/04/15	45,715,000	45,715,000
Mizuho Corporate Bank Ltd./NY
	0.220% 01/12/15	46,800,000	46,800,000
	0.220% 01/15/15	30,000,000	30,000,000
	0.220% 01/16/15	50,000,000	49,999,681
	0.220% 02/02/15	60,000,000	60,000,000
	0.220% 03/05/15	73,000,000	73,000,000
	0.230% 01/16/15	100,000,000	100,000,000
	0.250% 02/24/15	4,500,000	4,500,105
National Australia Bank
	0.216% 03/09/15 (12/09/14) (a)(b)	95,000,000	95,000,000
Nordea Bank Finland PLC NY
	0.215% 12/03/14	1,595,000	1,595,000
	0.220% 04/16/15	53,000,000	53,000,000
	0.240% 05/26/15	27,000,000	26,999,341
	0.245% 05/26/15	69,850,000	69,850,000
Norinchukin Bank NY
	0.210% 12/01/14	5,000,000	5,000,000
Rabobank Nederland NV/NY
	0.220% 01/05/15	155,000,000	155,000,000
	0.220% 01/06/15	182,675,000	182,675,000

2

		Par ($)	Value ($)
Certificates of Deposit — (continued)
	0.272% 02/05/15 (a)(b)	14,095,000	14,096,357
	0.283% 02/25/15 (a)(b)	9,400,000	9,401,329
Skandinaviska Enskilda Banken AB/NY
	0.210% 12/29/14	65,372,000	65,373,522
	0.230% 03/03/15	56,000,000	56,000,000
Sumitomo Mitsui Banking Corp./NY
	0.220% 03/03/15	18,000,000	18,000,000
	0.220% 03/04/15	39,000,000	39,000,000
	0.246% 02/03/15 (12/05/14) (a)(b)	89,000,000	89,000,000
	0.250% 12/18/14	44,000,000	44,000,000
	0.250% 01/02/15	5,600,000	5,600,000
	0.250% 01/05/15	6,300,000	6,300,000
	0.250% 03/20/15	110,000,000	110,000,000
	0.250% 04/21/15	23,500,000	23,500,000
	0.250% 05/12/15	65,000,000	65,000,000
	0.250% 05/12/15 (12/01/14) (a)(b)	59,750,000	59,750,000
	0.260% 02/04/15 (12/01/14) (a)(b)	74,000,000	74,000,000
	0.260% 02/25/15 (12/01/14) (a)(b)	10,000,000	10,000,000
	0.360% 02/13/15	12,079,000	12,081,963
	0.603% 04/30/15 (01/30/15) (a)(b)	19,000,000	19,026,295
Svenska Handelsbanken/NY
	0.175% 12/30/14	160,000,000	160,000,643
	0.185% 12/29/14	26,583,000	26,583,206
	0.220% 04/08/15	28,000,000	28,000,497
	0.519% 01/16/15	3,000,000	3,001,171
Toronto Dominion Bank NY
	0.210% 01/16/15	42,205,000	42,205,000
	0.230% 05/29/15	48,900,000	48,900,000
Wells Fargo Bank N.A.
	0.200% 02/23/15 (12/01/14) (a)(b)	50,000,000	50,000,000
	0.210% 12/03/14	14,000,000	14,000,000
	0.220% 02/17/15	100,000,000	100,000,000
	0.220% 02/23/15	99,800,000	99,800,000
	0.233% 03/06/15 (12/08/14) (a)(b)	16,149,000	16,149,020

	Total Certificates of Deposit (cost of $5,175,457,582)		5,175,457,582

Commercial Paper — 16.9%
ANZ National International Ltd.
	0.210% 01/09/15 (c)(d)	56,535,000	56,522,138

3

		Par ($)	Value ($)
Commercial Paper — (continued)
ASB Finance Ltd.
	0.210% 01/16/15 (c)(d)	16,535,000	16,530,563
	0.220% 04/30/15 (c)(d)	50,000,000	49,954,167
	0.234% 03/12/15 (12/12/14) (a)(b)(d)	24,249,000	24,249,720
Bedford Row Funding Corp.
	0.250% 06/05/15 (c)(d)(e)	44,754,000	44,696,193
BNZ International Funding Ltd.
	0.210% 01/15/15 (c)(d)	66,130,000	66,112,641
	0.230% 04/14/15 (c)(d)	75,801,000	75,736,106
Caisse Centrale Desjardins du Quebec
	0.140% 12/16/14 (c)(d)	70,537,000	70,532,885
	0.155% 12/12/14 (c)(d)	50,000,000	49,997,632
	0.160% 12/22/14 (c)(d)	50,000,000	49,995,333
	0.165% 12/19/14 (c)(d)	54,426,000	54,421,510
	0.170% 12/11/14 (c)(d)	17,716,000	17,715,163
Caisse des Depots et Consignations
	0.190% 12/19/14 (c)(d)	67,929,000	67,922,547
	0.210% 12/10/14 (c)(d)	35,000,000	34,998,163
Coca-Cola Co.
	0.180% 12/03/14 (c)(d)	21,000,000	20,999,790
	0.190% 04/17/15 (c)(d)	75,000,000	74,945,771
	0.190% 04/20/15 (c)(d)	19,930,000	19,915,274
	0.200% 02/27/15 (c)(d)	11,475,000	11,469,390
	0.210% 05/26/15 (c)(d)	45,059,000	45,012,739
	0.220% 06/04/15 (c)(d)	11,816,000	11,802,641
	0.220% 06/16/15 (c)(d)	88,846,000	88,739,039
	0.240% 06/23/15 (c)(d)	36,451,000	36,401,427
Collateralized Commercial Paper Co. LLC
	0.250% 12/01/14 (e)	25,250,000	25,250,000
	0.270% 02/05/15 (c)(e)	5,000,000	4,997,525
	0.270% 03/09/15 (c)(e)	20,000,000	19,985,300
	0.270% 05/18/15 (c)(e)	45,000,000	44,943,300
	0.300% 03/02/15 (c)(e)	23,000,000	22,982,558
	0.300% 04/24/15 (c)(e)	30,500,000	30,463,400
	0.300% 05/15/15 (c)(e)	30,000,000	29,958,750
	0.300% 05/21/15 (c)(e)	100,509,000	100,365,775
	0.300% 05/29/15 (c)(e)	100,700,000	100,549,789
Credit Agricole North America, Inc.
	0.220% 12/29/14 (c)	1,340,000	1,339,771
Credit Suisse
	0.250% 01/29/15 (c)	5,000,000	4,997,951

4

		Par ($)	Value ($)
Commercial Paper — (continued)
Dexia Credit Local
	0.235% 04/28/15 (c)(f)	46,000,000	45,955,559
	0.240% 04/20/15 (c)(f)	13,715,000	13,702,199
	0.240% 04/22/15 (c)(f)	73,000,000	72,930,893
	0.240% 05/18/15 (c)(f)	75,000,000	74,916,000
	0.250% 05/22/15 (c)(f)	46,000,000	45,945,056
	0.255% 03/10/15 (c)(f)	76,000,000	75,946,705
	0.260% 03/09/15 (c)(f)	80,000,000	79,943,378
	0.260% 03/11/15 (c)(f)	135,000,000	134,902,500
	0.260% 03/12/15 (c)(f)	45,000,000	44,967,175
	0.265% 04/01/15 (c)(f)	60,000,000	59,946,558
	0.280% 04/22/15 (c)(f)	75,000,000	74,917,167
Erste Abwicklungsanstalt
	0.170% 12/19/14 (c)(d)	58,320,000	58,315,043
	0.170% 02/03/15 (c)(d)	25,000,000	24,992,444
National Australia Funding Delaware, Inc.
	0.223% 03/13/15 (12/15/14) (a)(b)(d)	34,573,000	34,574,041
Nestle Capital Corp.
	0.225% 07/14/15 (c)(d)	25,000,000	24,964,844
Rabobank USA Financial Corp.
	0.220% 12/22/14 (c)	21,015,000	21,012,303
Skandinaviska Enskilda Banken AB
	0.150% 12/29/14 (c)(d)	5,000,000	4,999,417
	0.220% 12/01/14 (d)	78,725,000	78,725,000
	0.230% 01/08/15 (c)(d)	18,700,000	18,695,460
	0.240% 04/08/15 (c)(d)	101,702,000	101,615,214
	0.240% 04/09/15 (c)(d)	4,000,000	3,996,560
Svenska Handelsbanken AB
	0.165% 12/23/14 (c)(d)	23,267,000	23,264,654
Swedbank AB
	0.225% 01/02/15 (c)	29,260,000	29,254,148
Toyota Credit Canada, Inc.
	0.230% 12/15/14 (c)	25,230,000	25,227,743
	0.230% 12/22/14 (c)	26,905,000	26,901,390
	0.240% 05/12/15 (c)	12,203,000	12,189,821
Toyota Credit Puerto Rico
	0.230% 02/11/15 (c)	8,195,000	8,191,230
	0.240% 05/18/15 (c)	22,390,000	22,364,923
	0.240% 05/19/15 (c)	6,406,000	6,398,783
	0.260% 03/10/15 (c)	22,351,000	22,335,019

5

		Par ($)	Value ($)
Commercial Paper — (continued)
Toyota Motor Credit Corp.
	0.200% 12/22/14 (c)	53,545,000	53,538,753
	0.210% 01/12/15 (c)	246,850,000	246,789,522
	0.210% 01/20/15 (c)	75,000,000	74,978,125
	0.216% 03/09/15 (12/09/14) (a)(b)	7,147,000	7,147,000
	0.220% 05/18/15 (c)	80,000,000	79,917,867
	0.230% 05/19/15 (c)	25,000,000	24,973,007
Westpac Banking Corp.
	0.224% 02/19/15 (12/19/14) (a)(b)(d)	10,045,000	10,045,235

	Total Commercial Paper (cost of $3,143,985,687)		3,143,985,687

Asset-Backed Commercial Paper — 14.1%
Albion Capital Corp.
	0.200% 02/17/15 (c)(d)	72,860,000	72,828,427
Aspen Funding Corp.
	0.260% 12/01/14 (d)	25,498,000	25,498,000
	0.280% 12/12/14 (c)(d)	12,278,000	12,276,950
	0.280% 12/17/14 (c)(d)	31,448,000	31,444,086
	0.290% 01/02/15 (c)(d)	46,329,000	46,317,057
Autobahn Funding Co. LLC
	0.175% 12/01/14 (d)	13,496,000	13,496,000
	0.175% 12/29/14 (c)(d)	33,736,000	33,731,408
	0.180% 12/05/14 (c)(d)	40,802,000	40,801,184
	0.180% 01/02/15 (c)(d)	51,802,000	51,793,712
Cancara Asset Securitisation LLC
	0.140% 01/02/15 (c)(d)	24,840,000	24,836,909
Chariot Funding LLC
	0.210% 04/09/15 (c)(d)	37,900,000	37,871,480
Gemini Securitization Corp. LLC
	0.220% 12/10/14 (c)(d)	112,891,000	112,884,791
	0.220% 12/12/14 (c)(d)	65,070,000	65,065,626
	0.220% 12/17/14 (c)(d)	61,835,000	61,828,954
Gotham Funding Corp.
	0.160% 01/02/15 (c)(d)	56,590,000	56,581,952
Jupiter Securitization Co. LLC
	0.210% 12/03/14 (c)(d)	20,210,000	20,209,764
	0.210% 01/07/15 (c)(d)	41,560,000	41,551,030
	0.210% 01/09/15 (c)(d)	18,810,000	18,805,721
Kells Funding LLC
	0.229% 09/30/15 (01/20/15) (a)(b)(d)	120,000,000	119,989,330

6

		Par ($)	Value ($)
Asset-Backed Commercial Paper — (continued)
	0.231% 09/28/15 (01/20/15) (a)(b)(d)	75,000,000	74,993,513
	0.234% 12/08/14 (d)	22,040,000	22,040,000
	0.234% 12/10/14 (d)	28,000,000	28,000,000
	0.234% 12/11/14 (d)	100,000,000	100,000,000
	0.239% 06/25/15 (01/12/15) (a)(b)(d)	44,150,000	44,150,000
	0.241% 04/23/15 (01/23/15) (a)(b)(d)	50,000,000	50,000,000
	0.241% 04/20/15 (01/20/15) (a)(b)(d)	58,805,000	58,805,000
	0.242% 05/15/15 (02/16/15) (a)(b)(d)	43,000,000	43,000,000
Liberty Street Funding LLC
	0.150% 12/02/14 (c)(d)	66,579,000	66,578,723
	0.150% 12/29/14 (c)(d)	45,715,000	45,709,667
LMA Americas LLC
	0.150% 12/01/14 (d)	21,700,000	21,700,000
Manhattan Asset Funding Co. LLC
	0.180% 12/01/14 (d)	5,000,000	5,000,000
	0.180% 12/02/14 (c)(d)	3,500,000	3,499,982
	0.180% 12/03/14 (c)(d)	9,112,000	9,111,909
	0.180% 12/05/14 (c)(d)	28,000,000	27,999,440
	0.180% 12/22/14 (c)(d)	28,000,000	27,997,060
	0.190% 01/02/15 (c)(d)	70,127,000	70,115,156
	0.200% 01/02/15 (c)(d)	70,085,000	70,072,540
Newport Funding Corp.
	0.260% 12/01/14 (d)	43,711,000	43,711,000
	0.260% 12/03/14 (c)(d)	15,233,000	15,232,780
Old Line Funding LLC
	0.220% 12/12/14 (c)(d)	27,555,000	27,553,148
	0.220% 12/22/14 (c)(d)	44,045,000	44,039,348
	0.220% 04/01/15 (c)(d)	114,913,000	114,828,028
	0.220% 04/06/15 (c)(d)	31,000,000	30,976,130
	0.220% 04/20/15 (c)(d)	28,506,000	28,481,612
	0.230% 05/14/15 (c)(d)	44,000,000	43,953,898
	0.230% 05/15/15 (c)(d)	32,313,000	32,278,937
	0.240% 02/26/15 (c)(d)	6,000,000	5,996,520
	0.240% 04/28/15 (c)(d)	47,894,000	47,846,745
	0.250% 01/21/15 (c)(d)	23,690,000	23,681,610
	0.250% 02/02/15 (c)(d)	23,445,000	23,434,743
Regency Markets No. 1 LLC
	0.120% 12/04/14 (c)(d)	36,779,000	36,778,632
Rhein Main Securitisation Ltd.
	0.280% 12/01/14 (d)	15,164,000	15,164,000

7

		Par ($)	Value ($)
Asset-Backed Commercial Paper — (continued)
Thunder Bay Funding LLC
	0.220% 12/15/14 (c)(d)	33,715,000	33,712,115
	0.240% 04/14/15 (c)(d)	15,224,000	15,210,400
	0.250% 01/21/15 (c)(d)	21,085,000	21,077,532
Versailles Commercial Paper LLC
	0.210% 02/02/15 (c)(d)	156,498,000	156,440,487
	0.220% 12/02/14 (c)(d)	29,503,000	29,502,820
	0.220% 12/08/14 (c)(d)	3,357,000	3,356,856
	0.220% 12/15/14 (c)(d)	25,768,000	25,765,795
Working Capital Management Co.
	0.110% 12/01/14 (d)	19,822,000	19,822,000
	0.110% 12/02/14 (c)(d)	22,676,000	22,675,931
	0.120% 12/01/14 (d)	12,565,000	12,565,000
	0.120% 12/02/14 (c)(d)	45,298,000	45,297,849
	0.120% 12/03/14 (c)(d)	40,055,000	40,054,733
	0.120% 12/05/14 (c)(d)	9,192,000	9,191,877
	0.170% 12/12/14 (c)(d)	4,000,000	3,999,792

	Total Asset-Backed Commercial Paper (cost of $2,629,215,689)		2,629,215,689

Time Deposits — 9.8%
Bank of New York
	0.070% 12/01/14	42,887,000	42,887,000
Citibank N.A.
	0.080% 12/01/14	261,475,000	261,475,000
Credit Agricole SA
	0.090% 12/01/14	447,204,000	447,204,000
Lloyds TSB Bank PLC
	0.050% 12/01/14	61,586,000	61,586,000
Natixis Paris
	0.070% 12/01/14	155,474,000	155,474,000
Skandinaviska Enskilda Banken AB
	0.070% 12/01/14	144,718,000	144,718,000
Swedbank AB
	0.060% 12/01/14	703,819,000	703,819,000

	Total Time Deposits (cost of $1,817,163,000)		1,817,163,000

8

	Par ($)	Value ($)
Municipal Bonds(b)(g) — 1.4%
ARIZONA — 0.2%
AZ Pima County Industrial Development Authority
Tucson Electric Power Co.,
Series 1982,
LOC: Bank of New York
0.070% 12/01/22 (12/03/14)	30,350,000	30,350,000
ARIZONA TOTAL		30,350,000
CALIFORNIA — 0.1%
CA Sacramento Municipal Utility District
Series 2012 L
LOC: U.S. Bank N.A.
0.030% 08/15/41 (12/04/14)	14,905,000	14,905,000
CALIFORNIA TOTAL		14,905,000
COLORADO — 0.1%
CO Housing & Finance Authority
Multi-Family:
Series 2004 A1,
SPA: FHLB
0.070% 10/01/34 (12/03/14)	7,725,000	7,725,000
Series 2008 C1,
SPA: FHLB
0.100% 10/01/38 (12/03/14)	3,315,000	3,315,000
Series 2005 B-1,
SPA: FHLB
0.090% 04/01/40 (12/03/14)	4,730,000	4,730,000
COLORADO TOTAL		15,770,000
ILLINOIS — 0.0%
IL University of Illinois
Series 2014 C
LOC: Northern Trust Company
0.100% 04/01/44 (12/04/14)	5,300,000	5,300,000
ILLINOIS TOTAL		5,300,000
INDIANA — 0.1%
IN Finance Authority Health System
Sisters of St. Francis Health,
Series 2008 F,
LOC: Bank of New York
0.040% 09/01/48 (12/04/14)	27,935,000	27,934,785
INDIANA TOTAL		27,934,785
IOWA — 0.1%
IA Finance Authority
Series 2004 B, AMT,
SPA: FHLB
0.070% 07/01/34 (12/04/14)	4,555,000	4,555,000
Series 2007 C,
SPA: FHLB
0.130% 07/01/37 (12/04/14)	590,000	590,000
Series 2007 G,
SPA: FHLB
0.110% 01/01/38 (12/04/14)	595,000	595,000

9

		Par ($)	Value ($)
Municipal Bonds(b)(g) — (continued)
IOWA — (continued)
	Series 2007,
	SPA: FHLB
	0.110% 01/01/39 (12/04/14)	3,275,000	3,275,000
	Series 2009 G,
	SPA: FHLB
	0.130% 01/01/39 (12/04/14)	3,030,000	3,030,000
IOWA TOTAL			12,045,000
MASSACHUSETTS — 0.0%
MA Simmons College
	Series 2008,
	LOC: TD Bank N.A.
	0.110% 10/01/22 (12/04/14)	4,150,000	4,150,000
MASSACHUSETTS TOTAL			4,150,000
MICHIGAN — 0.2%
MI Kent Hospital Finance Authority
	Spectrum Health,
	Series 2008 C,
	LOC: Bank of New York
	0.060% 01/15/26 (12/03/14)	41,080,000	41,080,000
MICHIGAN TOTAL			41,080,000
MISSOURI — 0.0%
MO St. Louis Industrial Development Authority
	St. Louis Art Museum Foundation,
	Series 2009 B,
	LOC: U.S. Bank N.A.
	0.040% 12/01/40 (12/03/14)	2,110,000	2,110,000
MISSOURI TOTAL			2,110,000
NEW HAMPSHIRE — 0.0%
NH Health & Education Facilities Authority
	Dartmouth College,
	Series 2007 C,
	SPA: JPMorgan Chase Bank
	0.070% 06/01/41 (12/03/14)	4,855,000	4,855,000
NEW HAMPSHIRE TOTAL			4,855,000
OHIO — 0.1%
OH Cleveland Department of Public Utilities Division of Water
	Series 2008 Q
	LOC: Bank of NY Mellon
	0.050% 01/01/33 (12/04/14)	16,995,000	16,995,000
OHIO TOTAL			16,995,000
PENNSYLVANIA — 0.1%
PA Philadelphia Airport Revenue
	Series 2005 C2, AMT,
	LOC: Royal Bank of Canada
	0.040% 06/15/25 (12/03/14)	13,220,000	13,220,000
PENNSYLVANIA TOTAL			13,220,000

10

		Par ($)	Value ($)
Municipal Bonds(b)(g) — (continued)
PUERTO RICO — 0.2%
PR RBC Municipal Products, Inc. Trust
	Series 2014 E-51,
	LOC: Royal Bank of Canada
	0.260% 06/01/15 (12/04/14) (d)	10,000,000	10,000,000
	Series 2014 E-52,
	LOC: Royal Bank of Canada
	0.260% 06/01/15 (12/04/14) (d)	25,000,000	25,000,000
PUERTO RICO TOTAL			35,000,000
TEXAS — 0.0%
TX State
	Product Development Project,
	Series 2005 A,
	SPA: National Australia Bank
	0.100% 06/01/45 (12/04/14)	1,475,000	1,475,000
	Small Business,
	Series 2005 B,
	SPA: National Australia Bank
	0.100% 06/01/45 (12/04/14)	1,125,000	1,125,000
TEXAS TOTAL			2,600,000
WISCONSIN — 0.2%
WI Health & Educational Facilities Authority
	Wheaton Franciscan Services:
	Series 2003 B,
	LOC: U.S. Bank N.A.
	0.050% 08/15/33 (12/03/14)	11,650,000	11,650,000
	Series 2007,
	LOC: PNC Bank N.A.
	0.040% 08/15/36 (12/03/14)	18,885,000	18,885,000
WI Housing & Economic Development Authority
	Series 2006 B,
	SPA: Bank of Nova Scotia
	0.100% 09/01/37 (12/04/14)	3,855,000	3,855,000
WISCONSIN TOTAL			34,390,000

	Total Municipal Bonds (cost of $260,704,785)		260,704,785

Government & Agency Obligations — 1.9%
U.S. Government Agencies — 1.9%
Federal Farm Credit Bank
	0.200% 01/13/16 (12/01/14) (a)(b)	57,730,000	57,726,740
	0.230% 04/01/15 (12/01/14) (a)(b)	10,060,000	10,060,000
Federal Home Loan Bank
	0.075% 01/21/15 (c)	9,923,000	9,921,946
	0.075% 01/23/15 (c)	7,094,000	7,093,217

11

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
	0.075% 02/04/15 (c)	10,022,000	10,020,643
	0.080% 01/28/15 (c)	107,040,000	107,026,204
	0.080% 01/30/15 (c)	80,668,000	80,657,244
Federal National Mortgage Association
	0.126% 02/27/15 (12/27/14) (a)(b)	74,000,000	73,995,551
	0.165% 01/20/15 (12/20/14) (a)(b)	725,000	725,005
U.S. GOVERNMENT AGENCIES TOTAL			357,226,550

	Total Government & Agency Obligations (cost of $357,226,550)		357,226,550

Corporate Bonds — 2.3%
Bank of Nova Scotia
	1.850% 01/12/15	14,555,000	14,582,053
	3.400% 01/22/15	11,750,000	11,802,079
Bank of Tokyo-Mitsubishi UFJ Ltd.
	3.850% 01/22/15 (d)	5,500,000	5,527,178
Commonwealth Bank of Australia
	3.500% 03/19/15 (d)	3,632,000	3,666,898
Credit Suisse USA, Inc.
	4.875% 01/15/15	18,614,000	18,717,527
HSBC USA, Inc.
	2.375% 02/13/15	10,465,000	10,507,799
Mizuho Corporate Bank Ltd.
	0.250% 12/29/14	182,643,000	182,643,710
National Australia Bank Ltd.
	3.750% 03/02/15 (d)	48,807,000	49,234,429
Nordea Bank AB
	2.250% 03/20/15 (d)	5,338,000	5,370,102
Rabobank Nederland
	3.200% 03/11/15 (d)	4,750,000	4,788,258
Royal Bank of Canada
	0.461% 01/06/15 (a)	17,500,000	17,505,148
	1.150% 03/13/15	19,469,000	19,518,032
Sumitomo Mitsui Banking Corp./NY
	1.900% 01/12/15 (d)	8,975,000	8,990,755
Toronto-Dominion Bank
	0.412% 05/01/15 (02/07/15) (a)(b)	25,825,000	25,845,969
Toyota Motor Credit Corp.
	1.000% 02/17/15	11,023,000	11,040,558

12

		Par ($)	Value ($)
Corporate Bonds — (continued)
UBS AG/Stamford CT
	3.875% 01/15/15	5,430,000	5,454,036
Westpac Banking Corp.
	0.483% 01/29/15 (12/05/14) (a)(b)(d)	4,330,000	4,331,810
	4.200% 02/27/15	19,027,000	19,206,843

	Total Corporate Bonds (cost of $418,733,184)		418,733,184

Repurchase Agreements — 25.8%
	Repurchase agreement with ABN Amro Securities LLC, dated 11/28/14, due 12/01/14 at 0.280%, collateralized by common stocks, market value $158,743,611 (repurchase proceeds $144,312,367)	144,309,000	144,309,000
	Repurchase agreement with Barclays Capital, Inc. dated 11/28/14, due 01/09/15 at 0.350%, collateralized by common stocks, preferred stocks and corporate bonds with various maturities to 12/15/35, market value $21,005,703 (repurchase proceeds $19,007,758) (a)	19,000,000	19,000,000
	Repurchase agreement with Barclays Capital, Inc. dated 11/28/14, due 12/01/14 at 0.080%, collateralized by U.S. Government Agency obligations with various maturities 09/01/44, market value $80,965,080 (repurchase proceeds $79,377,529)	79,377,000	79,377,000
	Repurchase agreement with BNP Paribas Prime Brokerage Inc., dated 10/27/14, due 12/18/14 at 0.430%, collateralized by corporate bonds with various maturities to 11/15/40, market value $49,243,256 (repurchase proceeds $44,774,793)	44,747,000	44,747,000
	Repurchase agreement with BNP Paribas Prime Brokerage Inc., dated 11/03/14, at 0.280%, collateralized by common stocks, preferred stocks and exchange-traded funds, market value $158,860,960 (a)(h)(i)	145,410,000	145,410,000
	Repurchase agreement with BNP Paribas Prime Brokerage Inc., dated 11/03/14, at 0.330%, collateralized by corporate bonds with various maturities to 10/15/39, market value $142,217,541 (a)(h)(i)	129,254,000	129,254,000
	Repurchase agreement with BNP Paribas Prime Brokerage Inc., dated 11/17/14, due 12/30/14 at 0.430%, collateralized by corporate bonds with various maturities to 12/15/38, market value $21,619,807 (repurchase proceeds $19,659,092)	19,649,000	19,649,000

13

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with BNP Paribas Prime Brokerage Inc., dated 11/19/14, due 12/15/14 at 0.430%, collateralized by corporate bonds with various maturities to 11/01/29, market value $13,202,355 (repurchase proceeds $12,003,727)	12,000,000	12,000,000
	Repurchase agreement with BNP Paribas Prime Brokerage Inc., dated 11/19/14, due 12/17/14 at 0.430%, collateralized by corporate bonds with various maturities to 12/01/29, market value $36,298,797 (repurchase proceeds $33,005,035)	32,994,000	32,994,000
	Repurchase agreement with BNP Paribas Prime Brokerage Inc., dated 11/28/14, due 12/01/14 at 0.250%, collateralized by common stocks, preferred stocks and exchange-traded fund, market value $132,885,167 (repurchase proceeds $121,353,528)	121,351,000	121,351,000
	Repurchase agreement with BNP Paribas Prime Brokerage Inc., dated 11/28/14, due 12/01/14 at 0.310%, collateralized by corporate bonds with various maturities to 12/01/40, market value $266,978,059 (repurchase proceeds $242,707,270)	242,701,000	242,701,000
	Repurchase agreement with BNP Paribas Securities Corp., dated 11/21/14, due 12/22/14 at 0.230%, collateralized by corporate bonds with various maturities to 11/20/24, market value $31,292,000 (repurchase proceeds $29,805,902) (i)	29,800,000	29,800,000
	Repurchase agreement with BNP Paribas Securities Corp., dated 11/28/14, due 12/01/14 at 0.110%, collateralized by U.S. Government Agency obligations with various maturities to 12/01/44, market value $133,815,027 (repurchase proceeds $131,191,203)	131,190,000	131,190,000
	Repurchase agreement with Credit Agricole CIB US, dated 11/28/14, due 12/01/14 at 0.100%, collateralized by U.S. Treasury obligations with various maturities to 07/15/16, market value $317,810,190 (repurchase proceeds $311,578,596)	311,576,000	311,576,000
	Repurchase agreement with Credit Suisse Securities USA LLC, dated 11/19/14, due 12/23/14 at 0.340%, collateralized by common stocks, market value $101,156,320 (repurchase proceeds $94,030,184)	94,000,000	94,000,000

14

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Credit Suisse Securities USA LLC, dated 11/28/14, due 12/01/14 at 0.250%, collateralized by common stocks, market value $145,605,087 (repurchase proceeds $135,002,813)	135,000,000	135,000,000
	Repurchase agreement with Federal Reserve Bank BNY, dated 11/28/14, due 12/01/14 at 0.070%, collateralized by a U.S. Treasury obligation maturing 02/15/21, market value $700,004,141 (repurchase proceeds $700,004,083)	700,000,000	700,000,000
	Repurchase agreement with HSBC Securities USA, Inc., dated 11/21/14, at 0.200%, collateralized by corporate bonds with various maturities to 10/15/24, market value $131,464,469 (a)(h)(i)	125,201,000	125,201,000
	Repurchase agreement with ING Financial Markets, LLC, dated 11/28/14, due 12/01/14 at 0.200%, collateralized by a corporate bond maturing 12/14/18, market value $17,301,442 (repurchase proceeds $16,399,273)	16,399,000	16,399,000
	Repurchase agreement with ING Financial Markets, LLC, dated 11/28/14, due 12/01/14 at 0.260%, collateralized by common stocks, market value $198,428,899 (repurchase proceeds $180,389,908)	180,386,000	180,386,000
	Repurchase agreement with JPMorgan Clearing Corp., dated 09/12/14, due 12/11/14 at 0.480%, collateralized by corporate bonds with various maturities to 06/01/38, market value $16,788,840 (repurchase proceeds $15,262,293)	15,244,000	15,244,000
	Repurchase agreement with JPMorgan Clearing Corp., dated 09/22/14, due 12/22/14 at 0.480%, collateralized by corporate bonds with various maturities to 06/01/38, market value $17,019,648 (repurchase proceeds $15,474,753)	15,456,000	15,456,000
	Repurchase agreement with JPMorgan Clearing Corp., dated 11/17/14, due 02/18/15 at 0.380%, collateralized by exchange-traded funds, market value $21,618,895 (repurchase proceeds $19,668,289)	19,649,000	19,649,000
	Repurchase agreement with JPMorgan Clearing Corp., dated 11/24/14, due 02/25/15 at 0.380%, collateralized by common stocks, market value $20,682,149 (repurchase proceeds $19,414,039)	19,395,000	19,395,000
	Repurchase agreement with JPMorgan Clearing Corp., dated 11/25/14, due 02/25/15 at 0.380%, collateralized by common stocks, market value $17,483,897 (repurchase proceeds $16,400,912)	16,385,000	16,385,000

15

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with JPMorgan Clearing Corp., dated 11/28/14, due 01/12/15 at 0.443%, collateralized by common stocks, market value $95,965,701 (repurchase proceeds $90,049,849) (i)	90,000,000	90,000,000
	Repurchase agreement with JPMorgan Clearing Corp., dated 11/28/14, due 02/26/15 at 0.450%, collateralized by common stocks, market value $26,776,266 (repurchase proceeds $25,028,125) (i)	25,000,000	25,000,000
	Repurchase agreement with JPMorgan Clearing Corp., dated 11/28/14, due 02/27/15 at 0.580%, collateralized by corporate bonds with various maturities to 11/15/43, market value $238,212,473 (repurchase proceeds $216,846,456) (i)	216,529,000	216,529,000
	Repurchase agreement with Mitsubishi UFJ Securities USA, Inc., dated 11/24/14, due 12/01/14 at 0.190%, collateralized by corporate bonds with various maturities to 07/15/24, market value $33,941,454 (repurchase proceeds $32,325,194)	32,324,000	32,324,000
	Repurchase agreement with Mitsubishi UFJ Securities USA, Inc., dated 11/28/14, due 12/01/14 at 0.080% collateralized by U.S. Treasury obligations with various maturities to 11/15/17, market value $102,000,757 (repurchase proceeds $100,000,667)	100,000,000	100,000,000
	Repurchase agreement with Mitsubishi UFJ Securities USA, Inc., dated 11/28/14, due 12/01/14 at 0.200%, collateralized by corporate bonds with various maturities to 09/15/24, market value $206,627,694 (repurchase proceeds $196,788,280)	196,785,000	196,785,000
	Repurchase agreement with RBC Capital Markets, dated 11/10/14, due 12/10/14 at 0.210%, collateralized by corporate bonds with various maturities to 11/14/24, market value $120,966,417 (repurchase proceeds $115,212,159) (i)	115,192,000	115,192,000
	Repurchase agreement with RBC Capital Markets, dated 11/24/14, due 12/01/14 at 0.150%, collateralized by corporate bonds with various maturities to 11/01/24, market value $155,081,123 (repurchase proceeds $147,696,308)	147,692,000	147,692,000
	Repurchase agreement with RBC Capital Markets, dated 11/28/14, due 12/01/14 at 0.100%, collateralized by U.S. Government Agency obligations with various maturities to 11/01/44, market value $160,577,898 (repurchase proceeds $157,429,312)	157,428,000	157,428,000

16

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with RBC Capital Markets, dated 11/28/14, due 12/05/14 at 0.150%, collateralized by U.S. Government agency obligations with various maturities to 03/15/31, market value $256,398,381 (repurchase proceeds $251,374,332)	251,367,000	251,367,000
	Repurchase agreement with Societe Generale NY, dated 11/28/14, due 12/01/14 at 0.090%, collateralized by a U.S. Treasury obligation maturing 11/15/21, market value $102,000,769 (repurchase proceeds $100,000,750)	100,000,000	100,000,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 11/05/14, due 12/03/14 at 0.300%, collateralized by corporate bonds with various maturities to 09/15/24, market value $37,808,191 (repurchase proceeds $36,008,400)	36,000,000	36,000,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 11/12/14, due 12/17/14 at 0.300%, collateralized by corporate bonds with various maturities to 06/01/23, market value $27,333,728 (repurchase proceeds $26,035,592)	26,028,000	26,028,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 11/19/14, due 12/24/14 at 0.300%, collateralized by corporate bonds with various maturities to 04/01/24, market value $52,505,251 (repurchase proceeds $50,014,583)	50,000,000	50,000,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 11/20/14, due 12/10/14 at 0.300%, collateralized by corporate bonds with various maturities to 09/15/24, market value $34,511,504 (repurchase proceeds $32,999,499)	32,994,000	32,994,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 11/25/14, due 12/02/14 at 0.090%, collateralized by a U.S. Government Agency obligation maturing 11/01/44, market value $27,295,610 (repurchase proceeds $26,760,468)	26,760,000	26,760,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 11/26/14, due 12/26/14 at 0.300%, collateralized by corporate bonds with various maturities to 06/15/23, market value $34,545,435 (repurchase proceeds $32,963,239)	32,955,000	32,955,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 11/28/14, due 12/01/14 at 0.090%, collateralized by U.S. Treasury obligations with various maturities to 08/15/44, market value $146,276,252 (repurchase proceeds $143,408,076)	143,407,000	143,407,000

17

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Wells Fargo Securities, LLC, dated 11/28/14, due 12/01/14 at 0.100%, collateralized by a U.S. Treasury obligation and U.S. Government Agency obligations with various maturities to 09/01/41, market value $66,907,458 (repurchase proceeds $65,595,547)	65,595,000	65,595,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 11/28/14, due 12/01/14 at 0.200%, collateralized by corporate bonds with various maturities to 07/11/24, market value $166,530,792 (repurchase proceeds $158,756,646)	158,754,000	158,754,000

	Total Repurchase Agreements (cost of $4,805,283,000)		4,805,283,000

	Total Investments — 100.0% (cost of $18,607,769,477)(j)		18,607,769,477

	Other Assets & Liabilities, Net — 0.0%		2,264,751

	Net Assets — 100.0%		18,610,034,228

Notes to Investment Portfolio:

*      Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — Prices determined using quoted prices in active markets for identical assets.

•      Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations.  For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•      Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

18

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of  November 30, 2014, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Certificates of Deposit	$—	$5,175,457,582	$—	$5,175,457,582
Total Commercial Paper	—	3,143,985,687	—	3,143,985,687
Total Asset-Backed Commercial Paper	—	2,629,215,689	—	2,629,215,689
Total Time Deposits	—	1,817,163,000	—	1,817,163,000
Total Municipal Bonds	—	260,704,785	—	260,704,785
Total Government & Agency Obligations	—	357,226,550	—	357,226,550
Total Corporate Bonds	—	418,733,184	—	418,733,184
Total Repurchase Agreements	—	4,805,283,000	—	4,805,283,000
Total Investments	$—	$18,607,769,477	$—	$18,607,769,477

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)   The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2014.

(b)   Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(c)   The rate shown represents the discount rate at the date of purchase.

(d)   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, these securities, which are not illiquid, amounted to $4,118,983,863 or 22.1% of net assets for the Fund.

(e)   Collateralized commercial paper.

(f)    Guaranteed by the Kingdom of Belgium, the French Repulic, and the Grand Duchy of Luxembourg.

(g)   Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2014.

(h)   Open repurchase agreement with no specific maturity date.

(i)    This security is subject to a demand feature.

(j)    Cost for federal income tax purposes is $18,607,769,477.

Acronym	Name

AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

19

INVESTMENT PORTFOLIO
November 30, 2014 (Unaudited)	BofA Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 79.6%
ALASKA — 0.1%
AK Borough of North Slope
	Series 2014 A
	2.000% 06/30/15	1,300,000	1,314,112
ALASKA TOTAL			1,314,112
ARIZONA — 0.5%
AZ Maricopa County Industrial Development Authority
	Sonora Vista II Apartments,
	Series 2003 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.190% 12/01/39 (12/04/14) (a)(b)	815,000	815,000
AZ Phoenix Industrial Development Authority
	Phoenix Broadway Associates,
	Sunrise Vista Apartments,
	Series 2003 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.190% 06/01/31 (12/04/14) (a)(b)	4,240,000	4,240,000
ARIZONA TOTAL			5,055,000
ARKANSAS — 0.0%
AR Development Finance Authority
	MERLOTS,
	Series 2007 C106, AMT,
	DPCE: GNMA/FNMA,
	SPA: Wells Fargo Bank N.A.
	0.350% 01/01/35 (12/03/14) (a)(b)(c)	325,000	325,000
ARKANSAS TOTAL			325,000
CALIFORNIA — 4.4%
CA Irvine Unified School District
	Series 2014 B-9-1,
	LOC: Sumitomo Mitsui Banking
	0.030% 09/01/54 (12/03/14) (a)(b)	10,000,000	10,000,000
CA Statewide Communities Development Authority
	0.140% 06/02/15	12,500,000	12,500,000
	Jtf Enterprises LLC,
	Series 1996 A AMT,
	LOC: Wells Fargo Bank N.A.
	0.110% 09/01/16 (12/03/14) (a)(b)	3,000,000	3,000,000
	Rady Children’s Hospital,
	Series 2008 C
	LOC: Northern Trust Company
	0.030% 08/15/36 (12/04/14) (a)(b)	4,375,000	4,375,000
CA State
	Series 2005 A-2-1,
	LOC: Barclays Bank PLC
	0.040% 05/01/40 (12/03/14) (a)(b)	8,150,000	8,150,000

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA University of California
	Series 2013
	0.020% 05/15/48 (12/04/14) (a)(d)	6,500,000	6,500,000
CALIFORNIA TOTAL			44,525,000
COLORADO — 2.2%
CO Boulder County
	Boulder Medical Center PC,
	Series 1998, AMT,
	LOC: Wells Fargo Bank N.A.
	0.190% 01/01/17 (12/04/14) (a)(b)	785,000	785,000
CO City of Colorado Springs
	Fine Arts Center,
	Series 2006,
	LOC: Wells Fargo Bank N.A.
	0.040% 07/01/21 (12/04/14) (a)(b)	3,300,000	3,300,000
CO Housing & Finance Authority
	Series 2003 I AMT,
	SPA: FHLB
	0.060% 11/01/26 (12/03/14) (a)(b)	18,380,000	18,380,000
COLORADO TOTAL			22,465,000
CONNECTICUT — 0.1%
CT Darien
	Series 2014
	1.000% 09/09/15	1,000,000	1,006,167
CONNECTICUT TOTAL			1,006,167
DISTRICT OF COLUMBIA — 0.9%
DC Columbia Enterprise Zone Revenue
	House on F Street LLC,
	Series 2001, AMT,
	LOC: Bank of New York
	0.070% 05/01/15 (12/04/14) (a)(b)	7,500,000	7,500,000
DC District of Columbia
	American University,
	Series 2003 A,
	LOC: Wells Fargo Bank N.A.
	0.040% 06/01/33 (12/04/14) (a)(b)	1,100,000	1,100,000
DISTRICT OF COLUMBIA TOTAL			8,600,000
FLORIDA — 6.3%
FL Hillsborough County Industrial Development Authority
	Seaboard Tampa Terminals,
	Series 1986, AMT,
	LOC: Northern Trust Company
	0.330% 12/01/16 (12/03/14) (a)(b)	4,250,000	4,250,000
FL Miami-Dade County
	Miami Sport,
	Series 2009 E,
	LOC: Wells Fargo Bank N.A.
	0.040% 10/01/48 (12/03/14) (a)(b)	7,845,000	7,845,000

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
FL Orlando-Orange County Expressway Authority
	Series 2008 B2,
	LOC: TD Bank N.A.
	0.040% 07/01/40 (12/04/14) (a)(b)	29,000,000	29,000,000
FL Palm Beach County
	Pine Crest Prep School,
	Series 2012 B,
	LOC: TD Bank N.A.
	0.050% 06/01/38 (12/04/14) (a)(b)	17,900,000	17,900,000
FL State Board of Administration
	Series 2010 A
	Escrowed in U.S. Treasuries/Agencies
	5.000% 07/01/15	1,500,000	1,542,131
FL Sunshine Governmental Financing Commission
	City of Orlando Program:
	Series H,
	SPA: JPMorgan Chase Bank
	0.120% 01/07/15	3,200,000	3,200,000
FLORIDA TOTAL			63,737,131
GEORGIA — 2.7%
GA Atkinson/Coffee Counties Joint Development Authority
	Langboard Inc,
	Series 2008 AMT,
	LOC: Wells Fargo Bank N.A.
	0.090% 11/01/33 (12/04/14) (a)(b)	16,800,000	16,800,000
GA Atlanta Urban Residential Finance Authority
	Series 1992 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.190% 12/01/14 (12/04/14) (a)(b)	440,000	440,000
GA Bartow County Development Authority
	Series 2014 AMT,
	LOC: Comerica Bank
	0.120% 10/01/34 (12/04/14) (a)(b)	3,350,000	3,350,000
GA Gordon County Development Authority
	Nance Carpet & Rug, Inc.,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	0.200% 10/01/21 (12/04/14) (a)(b)	1,415,000	1,415,000
GA Savannah Economic Development Authority
	Consolidated Utilities, Inc.,
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.100% 11/01/27 (12/04/14) (a)(b)	3,800,000	3,800,000
GA Wayne County Industrial Development Authority
	Absorption Corp.,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.100% 09/01/19 (12/04/14) (a)(b)	1,200,000	1,200,000
GEORGIA TOTAL			27,005,000

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
IDAHO — 0.6%
ID Eagle Industrial Development Corp.
	Rose Cottage LLC,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.240% 09/01/21 (12/04/14) (a)(b)	2,100,000	2,100,000
ID Housing & Finance Association
	Balmoral II LP,
	Series 2001, AMT,
	LOC: U.S. Bank N.A.
	0.100% 04/01/33 (12/01/14) (a)(b)	3,490,000	3,490,000
IDAHO TOTAL			5,590,000
ILLINOIS — 4.9%
IL Chicago
	Groot Industries, Inc.,
	Series 1995, AMT,
	LOC: JPMorgan Chase Bank
	0.290% 12/01/15 (12/04/14) (a)(b)	300,000	300,000
	North Larabee LP,
	Series 2001 A, AMT,
	LOC: BMO Harris Bank N.A.
	0.160% 04/01/36 (12/04/14) (a)(b)	3,915,000	3,915,000
	Renaissance St. Luke LP,
	Series 2004 A, AMT,
	LOC: BMO Harris Bank N.A.
	0.160% 01/01/39 (12/04/14) (a)(b)	3,335,000	3,335,000
IL Finance Authority
	Campanya-Turano Bakery,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.490% 08/01/25 (12/04/14) (a)(b)	460,000	460,000
	Concordia Place Apartrments LP,
	Series 2013 A, AMT,
	LOC: BMO Harris Bank N.A.
	0.180% 01/01/34 (12/04/14) (a)(b)	11,280,000	11,280,000
	Decatur Mental Health Center,
	Series 1997, AMT,
	LOC: PNC Bank N.A.
	0.190% 05/01/18 (12/04/14) (a)(b)	765,000	765,000
	Engineered Polymer,
	Valspar Corp.,
	Series 1995, AMT,
	LOC: Lloyds Bank:
	0.190% 08/01/15 (12/04/14) (a)(b)	8,000,000	8,000,000
	Groot Industries, Inc.,
	Series 2003, AMT,
	LOC: JPMorgan Chase Bank
	0.290% 12/01/23 (12/04/14) (a)(b)	2,850,000	2,850,000
	Knead Dough Baking,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.490% 09/01/25 (12/04/14) (a)(b)	100,000	100,000

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (CONTINUED)
	Lake Towers Associates II LP,
	Cinnamon Lake Towers,
	Series 1997, AMT,
	DPCE: FHLMC:
	0.180% 10/01/23 (12/04/14) (a)(b)	8,565,000	8,565,000
	Merug LLC,
	Series 2004 A, AMT,
	LOC: JPMorgan Chase Bank
	0.290% 12/01/18 (12/04/14) (a)(b)	1,170,000	1,170,000
	University of Chicago,
	Series 2001 B3,
	0.160% 07/01/36 (03/12/15) (a)(d)	2,400,000	2,400,000
IL Housing Development Authority
	Pontiac Tower Associates III,
	Series 2005, AMT,
	LOC: BMO Harris Bank N.A.
	0.180% 09/01/35 (12/04/14) (a)(b)	3,280,000	3,280,000
	Sterling Towers Associates II,
	Series 2001, AMT,
	LOC: BMO Harris Bank N.A.
	0.180% 10/01/35 (12/04/14) (a)(b)	3,180,000	3,180,000
ILLINOIS TOTAL			49,600,000
INDIANA — 1.2%
IN Allen County
	Debeere LLC,
	Series 2002, AMT,
	LOC: JPMorgan Chase Bank
	0.490% 08/01/17 (12/04/14) (a)(b)	900,000	900,000
IN Bond Bank
	Series 2014 A,
	1.250% 01/06/15	5,220,000	5,225,131
IN Rockport
	AEP Generating Co.,
	Series 1995 B,
	LOC: Bank of Tokyo-Mitsubishi UFJ
	0.050% 07/01/25 (12/03/14) (a)(b)	6,000,000	6,000,000
INDIANA TOTAL			12,125,131
KANSAS — 1.2%
KS Wyandotte County-Kansas City Unified Government
	Series 2014 I,
	0.180% 03/01/15	11,950,000	11,950,293
KANSAS TOTAL			11,950,293
KENTUCKY — 1.0%
KY Campbellsville-Taylor County Economic Development Authority
	Airguard Industries, Inc.,
	Series 2001, AMT,
	LOC: JPMorgan Chase Bank
	0.330% 05/01/31 (12/03/14) (a)(b)	7,410,000	7,410,000

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
KENTUCKY — (continued)
KY Hopkinsville
	Comefri USA, Inc.,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	0.200% 06/01/26 (12/04/14) (a)(b)	2,280,000	2,280,000
KENTUCKY TOTAL			9,690,000
LOUISIANA — 0.4%
LA Bank of New York Municipal Certificates Trust
	Louisiana State Public Facility Authority
	Tulane University
	Series 2007,
	LOC: Bank of New York
	0.300% 02/15/36 (02/15/15) (a)(b)	3,895,000	3,895,000
LOUISIANA TOTAL			3,895,000
MASSACHUSETTS — 2.1%
MA Commonwealth
	Series 2005 A
	Pre-refunded 3/1/15
	Escrowed in U.S. Treasuries
	5.000% 03/01/16	2,855,000	2,889,648
MA Framingham
	Series 2014
	5.000% 12/01/15 (e)	1,479,000	1,547,167
MA Haverhill
	Series 2014
	Insured: State Aid Withholding
	1.000% 09/01/15	5,500,000	5,531,299
MA Lawrence
	Series 2014 A
	Insured: State Aid Withholding:
	1.000% 06/01/15	3,002,450	3,012,883
	1.000% 12/01/15 (e)	4,000,000	4,028,280
	Series 2014,
	DPCE: Massachusetts Qualified Bond Program (Chapter 44A)
	1.000% 03/01/15	4,000,000	4,006,288
MASSACHUSETTS TOTAL			21,015,565
MICHIGAN — 1.2%
MI Higher Education Facilities Authority
	University of Detroit Mercy,
	Series 2007,
	LOC: JPMorgan Chase Bank
	0.040% 11/01/36 (12/01/14) (a)(b)	5,425,000	5,425,000

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
MICHIGAN — (continued)
MI Sterling Heights Economic Development Corp.
	Kunath Enterprises LLC,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.490% 02/01/16 (12/03/14) (a)(b)	300,000	300,000
MI Strategic Fund
	Coastal Container Corp.,
	Series 2007, AMT,
	LOC: PNC Bank N.A.
	0.240% 12/01/27 (12/04/14) (a)(b)	4,530,000	4,530,000
	Lapeer Technologies LLC,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.440% 02/01/20 (12/03/14) (a)(b)	250,000	250,000
MI Waterford School District
	Series 2014
	2.000% 05/01/15	1,295,000	1,303,982
MICHIGAN TOTAL			11,808,982
MINNESOTA — 2.8%
MN East Grand Forks Independent School District No 595
	Series 2014
	Insured: SD Credit Program
	1.250% 09/11/15	3,000,000	3,023,225
MN Eden Prairie
	SWB LLC,
	Series 2000 A, AMT,
	LOC: U.S. Bank N.A.
	0.190% 11/01/20 (12/04/14) (a)(b)	1,145,000	1,145,000
MN Jenkins
	Pequot Tool & Manufacturing, Inc.,
	Series 2007, AMT,
	LOC: Wells Fargo Bank N.A.
	0.240% 06/01/27 (12/04/14) (a)(b)	685,000	685,000
MN New London-Spicer Independent School District No 345
	Series 2014
	Insured: SD Credit Program
	1.250% 09/24/15	2,240,000	2,258,142
MN Office of Higher Education
	Series 2008 B, AMT,
	LOC: U.S. Bank N.A.
	0.050% 12/01/43 (12/04/14) (a)(b)	12,250,000	12,250,000
MN Rural Water Finance Authority, Inc.
	Public Projects Construction Notes
	Series 2013,
	1.000% 01/01/15	6,500,000	6,504,121
MN St Paul Metropolitan Airports Commission
	Series 2009
	4.000% 01/01/15	1,275,000	1,279,107

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
MINNESOTA — (continued)
MN Stillwater Independent School District No 834
	Series 2012 A
	Insured: SD Credit Program
	3.000% 02/01/15	1,345,000	1,351,358
MINNESOTA TOTAL			28,495,953
MISSISSIPPI — 2.0%
MS Business Finance Corp.
	Chevron U.S.A., Inc.:
	Series 2007 C,
	GTY AGMT: Chevron Corp.
	0.040% 12/01/30 (12/01/14) (a)(b)	12,450,000	12,450,000
	Series 2009 E,
	GTY AGMT: Chevron Corp.
	0.050% 12/01/30 (12/01/14) (a)(b)	3,750,000	3,750,000
	Series 2009 F,
	GTY AGMT: Chevron Corp.
	0.050% 12/01/30 (12/01/14) (a)(b)	2,400,000	2,400,000
MS Jackson County
	Chevron Corp.,
	Series 1993,
	0.040% 06/01/23 (12/01/14) (a)(d)	1,400,000	1,400,000
MISSISSIPPI TOTAL			20,000,000
MISSOURI — 0.2%
MO Health & Higher Educational Facilities Authority
	SSM Health
	Series 2014-E
	0.090% 03/04/15	2,300,000	2,300,000
MISSOURI TOTAL			2,300,000
NEBRASKA — 0.3%
NE Omaha Public Power District
	Electric Revenue CP Notes:
	Series A
	0.110% 12/04/14	3,100,000	3,100,000
NEBRASKA TOTAL			3,100,000
NEVADA — 0.4%
NV Housing Division
	Sdashs Apartments Ltd.,
	Series 2002 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.190% 04/01/35 (12/04/14) (a)(b)	3,000,000	3,000,000
NV Sparks
	Rix Industries,
	Series 2002, AMT,
	LOC: Wells Fargo Bank N.A.
	0.240% 07/01/27 (12/04/14) (a)(b)	775,000	775,000
NEVADA TOTAL			3,775,000
NEW HAMPSHIRE — 1.1%
NH Health & Education Facilities Authority
	Series 2011 B AMT,
	LOC: Royal Bank of Canada
	0.080% 12/01/32 (12/04/14) (a)(b)	7,699,000	7,699,000
	University System of New Hampshire,
	Series 2011 B,
	0.090% 07/01/33 (12/01/14) (a)(d)	3,700,000	3,700,000
NEW HAMPSHIRE TOTAL			11,399,000

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW JERSEY — 7.4%
NJ Borough of Dumont
	Series 2014
	1.000% 06/24/15	5,673,000	5,692,649
NJ County of Union
	Series 2014
	0.750% 06/26/15	10,000,000	10,035,874
NJ Elizabeth
	Series 2014
	1.000% 04/10/15	15,000,000	15,040,603
NJ Health Care Facilities Financing Authority
	Virtua Health, Inc.,
	Series 2009 D,
	LOC: TD Bank N.A.
	0.030% 07/01/43 (12/04/14) (a)(b)	12,950,000	12,950,000
NJ Monmouth County Improvement Authority
	Series 2013
	2.000% 12/04/14	1,925,000	1,925,284
NJ Readington
	Series 2014,
	1.000% 01/29/15	5,675,000	5,681,954
NJ RIB Floater Trust
	NJ Healthcare Financing Authority
	Series 2013,
	LOC: Barclays Bank PLC
	0.090% 07/03/17 (12/04/14) (a)(b)(c)	11,155,000	11,155,000
NJ Township of East Brunswick
	Series 2014
	1.000% 03/20/15	4,940,000	4,951,477
NJ Township of Livingston
	Series 2014
	1.000% 04/15/15	6,000,000	6,017,268
NJ Township of River Vale
	Series 2014
	1.000% 08/14/15	1,621,000	1,629,163
NEW JERSEY TOTAL			75,079,272
NEW YORK — 11.3%
NY Arlington Central School District
	Series 2014
	Insured: State Aid Withholding
	1.000% 11/13/15	2,031,460	2,044,933
NY Ballston Spa Central School District
	Series 2014
	Insured: State Aid Withholding
	1.000% 09/25/15	3,800,000	3,823,827

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY City Housing Development Corp.
	Hps 50th Avenue Associates,
	Series 2013 A
	LOC: Wells Fargo Bank N.A.
	0.040% 12/01/44 (12/03/14) (a)(b)	8,600,000	8,600,000
NY City Water & Sewer System
	Series 2013
	SPA: Mizuho Bank Ltd.
	0.040% 06/15/48 (12/01/14) (a)(b)	8,400,000	8,400,000
NY Corning School District
	Series 2014 C
	Insured: State Aid Withholding
	1.000% 06/25/15	14,800,000	14,869,997
NY Dormitory Authority
	City University of NY,
	Series 2008
	LOC: TD Bank N.A.
	0.040% 07/01/31 (12/04/14) (a)(b)	5,700,000	5,700,000
NY Hamburg Central School District
	Series 2014,
	Insured: State Aid Withholding
	0.750% 06/12/15	5,790,000	5,802,797
NY Housing Finance Agency
	West 60th Realty LLC,
	Series 2013 A1,
	LOC: M&T Bank
	0.040% 05/01/46 (12/03/14) (a)(b)	16,100,000	16,100,000
NY Liverpool Central School District
	Series 2014 B,
	Insured: State Aid Withholding
	1.000% 10/02/15	1,835,194	1,846,818
NY Nassau Health Care Corp.
	Series 2009 B1,
	LOC: TD Bank N.A.
	0.040% 08/01/29 (12/03/14) (a)(b)	8,450,000	8,450,000
NY New York City Transitional Finance Authority Future Tax Secured Revenue
	Series 2012 C5
	LOC: Sumitomo Mitsui Banking
	0.040% 11/01/41 (12/04/14) (a)(b)	11,800,000	11,800,000
NY Sachem Central School District
	Series 2014
	Insured: State Aid Withholding
	1.000% 06/26/15	10,500,000	10,546,416
NY Saratoga County Industrial Development Agency
	Saratoga Hospital,
	Series 2007 A,
	LOC: HSBC Bank PLC
	0.050% 12/01/32 (12/04/14) (a)(b)	2,000,000	2,000,000

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Town of Amherst
	Series 2014
	0.750% 11/12/15	8,000,000	8,038,525
NY Triborough Bridge & Tunnel Authority
	Series 2002 F,
	SPA: Landesbank Hessen-Thüringen
	0.050% 11/01/32 (12/01/14) (a)(b)	1,770,000	1,770,000
NY White Plains City School District
	Series 2014
	Insured: State Aid Withholding
	1.000% 06/26/15	5,000,000	5,024,471
NEW YORK TOTAL			114,817,784
NORTH CAROLINA — 2.6%
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
	ABCO Automation, Inc.,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.190% 07/01/21 (12/04/14) (a)(b)	1,000,000	1,000,000
	Snider Tire, Inc.,
	Series 1999, AMT,
	LOC: Wells Fargo Bank N.A.
	0.190% 10/01/19 (12/04/14) (a)(b)	800,000	800,000
NC Iredell County Industrial Facilities & Pollution Control Financing Authority
	Valspar Corp. Project,
	Series 1995, AMT,
	LOC: Lloyds Bank
	0.190% 06/01/15 (12/04/14) (a)(b)	4,500,000	4,500,000
NC Medical Care Commission
	Caromont Health Obl Grp,
	Series 2003 B
	LOC: Wells Fargo Bank N.A.
	0.040% 08/15/34 (12/03/14) (a)(b)	7,590,000	7,590,000
NC Rowan County Industrial Facilities & Pollution Control Financing Authority
	DDSM Properties LLC,
	Series 2008, AMT,
	LOC: Wells Fargo Bank N.A.
	0.190% 01/01/28 (12/04/14) (a)(b)	4,230,000	4,230,000
NC Stanly County Industrial Facilities & Pollution Control Financing Authority
	Chicago Tube & Iron Co.,
	Series 2008,
	LOC: JPMorgan Chase Bank N.A.
	0.140% 04/01/18 (12/04/14) (a)(b)	3,530,000	3,530,000
NC Yancey County Industrial Facilities & Pollution Control Financing Authority
	Altec Industries, Inc.,
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.100% 03/01/27 (12/04/14) (a)(b)	5,000,000	5,000,000
NORTH CAROLINA TOTAL			26,650,000

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
OHIO — 2.3%
OH Cuyahoga County
	Corporate Wings,
	Series 2005, AMT,
	LOC: U.S. Bank N.A.
	0.240% 04/01/25 (12/04/14) (a)(b)	790,000	790,000
OH Franklin
	Series 2013,
	4.000% 05/15/15	1,230,000	1,251,052
OH Higher Educational Facility Commission
	Cleveland Clinic Health System,
	Series 2008 B4,
	SPA: Barclays Bank PLC
	0.040% 01/01/43 (12/01/14) (a)(b)	20,000,000	20,000,000
OH Solon
	JTM Products, Inc., Project,
	Series 2001, AMT,
	LOC: PNC Bank N.A.
	0.130% 06/01/21 (12/04/14) (a)(b)	965,000	965,000
OHIO TOTAL			23,006,052
PENNSYLVANIA — 1.4%
PA Economic Development Financing Authority
	Pittsburgh Allegheny County,
	Series 2002 A3, AMT,
	LOC: PNC Bank N.A.
	0.190% 04/01/22 (12/04/14) (a)(b)	800,000	800,000
PA Lawrence County Industrial Development Authority
	Doren, Inc.,
	Series 2004, AMT,
	LOC: PNC Bank N.A.
	0.190% 12/01/15 (12/04/14) (a)(b)	1,700,000	1,700,000
PA Philadelphia Authority for Industrial Development
	Series 2007 B2
	LOC: TD Bank N.A.
	0.040% 10/01/30 (12/04/14) (a)(b)	11,750,000	11,750,000
PENNSYLVANIA TOTAL			14,250,000
PUERTO RICO — 2.0%
PR RBC Municipal Products, Inc. Trust
	Series 2013 E-46,
	LOC: Royal Bank of Canada
	0.240% 09/01/15 (12/04/14) (a)(b)(c)	20,465,000	20,465,000
PUERTO RICO TOTAL			20,465,000

12

		Par ($)	Value ($)
Municipal Bonds — (continued)
SOUTH CAROLINA — 1.5%
SC Association of Governmental Organizations
	Series 2014 A,
	Credit Support: South Carolina School District Enhancement Program
	1.000% 03/02/15	9,725,000	9,746,031
SC Jobs-Economic Development Authority
	Quoizel, Inc.,
	Series 1996, AMT,
	LOC: Branch Banking & Trust
	0.100% 05/01/16 (12/04/14) (a)(b)	625,000	625,000
	Watson Engineering, Inc.,
	Series 2007, AMT,
	LOC: PNC Bank N.A.
	0.130% 09/01/27 (12/04/14) (a)(b)	3,665,000	3,665,000
SC Orangeburg County School District No 3
	Series 2011
	Credit Support: South Carolina School District Enhancement Program
	4.000% 04/01/15	1,160,000	1,174,680
SOUTH CAROLINA TOTAL			15,210,711
TENNESSEE — 0.5%
TN Metropolitan Government Nashville & Davidson County
	Health & Educational Facilities Board,
	Pedcor Investments-2006-XCII LP,
	Series 2006 A, AMT,
	LOC: U.S. Bank N.A.
	0.080% 12/01/41 (12/04/14) (a)(b)	5,000,000	5,000,000
TENNESSEE TOTAL			5,000,000
TEXAS — 10.3%
TX Gulf Coast Industrial Development Authority
	Exxon Mobil Corp.,
	Series 2012,
	0.030% 11/01/41 (12/01/14) (a)(d)	10,100,000	10,100,000
TX Houston Utility System Revenue
	Series 2004 B2
	LOC: Bank of NY Mellon Trust
	0.030% 05/15/34 (12/04/14) (a)(b)	45,600,000	45,600,000
TX Lower Neches Valley Authority Industrial Development Corp.
	Exxon Capital Ventures:
	ExxonMobil Project,
	Series 2012,
	GTY AGMT: Exxon Mobile Corp.,
	0.030% 05/01/46 (12/01/14) (a)(b)	3,750,000	3,750,000
	Series 2010,
	GTY AGMT: Exxon Mobil Corp.
	0.030% 11/01/38 (12/01/14) (a)(b)	15,495,000	15,495,000

13

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
TX Port of Port Arthur Navigation District
	DPCE: Total S.A.:
	Series 1998, AMT,
	0.130% 05/01/33 (12/03/14) (a)(d)	3,300,000	3,300,000
	Series 2000 B, AMT,
	0.130% 05/01/35 (12/03/14) (a)(d)	10,000,000	10,000,000
TX State
	Series 2014
	1.500% 08/31/15	7,300,000	7,374,489
TX University of Texas
	Financing System,
	Series 2008 B,
	LIQ FAC: University of Texas Investment Management Co.
	0.030% 08/01/25 (12/04/14) (a)(b)	9,000,000	9,000,000
TEXAS TOTAL			104,619,489
VIRGINIA — 0.1%
VA Fairfax County Economic Development Authority
	Szivic Family LLC,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	0.200% 09/01/26 (12/04/14) (a)(b)	1,200,000	1,200,000
VIRGINIA TOTAL			1,200,000
WASHINGTON — 1.3%
WA Economic Development Finance Authority
	RMI Investors LLC,
	Series 2001 F, AMT,
	LOC: Wells Fargo Bank N.A.
	0.190% 08/01/26 (12/04/14) (a)(b)	2,410,000	2,410,000
WA Pierce County Economic Development Corp.
	Sumner Leasing LLC,
	Quality Stamping Project,
	Series 2006, AMT,
	LOC: FHLB
	0.240% 12/01/36 (12/04/14) (a)(b)	1,805,000	1,805,000
WA Port of Seattle Industrial Development Corp.
	Crowley Marine Services,
	Series 2001, AMT,
	LOC: DNB NOR Bank ASA
	0.160% 12/31/21 (12/03/14) (a)(b)	8,700,000	8,700,000
WASHINGTON TOTAL			12,915,000
WISCONSIN — 0.7%
WI Ashland
	Larson-Juhl U.S. LLC,
	Series 2000, AMT,
	LOC: Wells Fargo Bank N.A.
	0.240% 07/01/20 (12/05/14) (a)(b)	1,945,000	1,945,000

14

		Par ($)	Value ($)
Municipal Bonds — (continued)
WISCONSIN — (continued)
WI Health & Educational Facilities Authority
	Bay Area Medical Center, Inc.,
	Series 2008,
	LOC: BMO Harris N.A.
	0.040% 02/01/38 (12/01/14) (a)(b)	3,785,000	3,785,000
WI Public Finance Authority
	Glenridge on Palmer Ranch,
	Series 2011 B,
	LOC: Bank of Scotland
	0.070% 06/01/41 (12/01/14) (a)(b)	1,560,000	1,560,000
WISCONSIN TOTAL			7,290,000
WYOMING — 1.6%
WY Sweetwater County
	PacifiCorp,
	Series 1995, AMT,
	LOC: Bank of Nova Scotia
	0.040% 11/01/25 (12/01/14) (a)(b)	16,300,000	16,300,000
WYOMING TOTAL			16,300,000

	Total Municipal Bonds (cost of $805,580,642)		805,580,642

Closed-End Investment Companies — 20.9%
OTHER — 20.9%
Nuveen Municipal Opportunity Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.130% 12/01/40 (12/04/14) (a)(b)(c)	100,000,000	100,000,000
Nuveen Premium Income Municipal Fund 4, Inc.
	Series 2010, AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.120% 03/01/40 (12/04/14) (a)(b)(c)	77,200,000	77,200,000
Nuveen Quality Income Municipal Fund, Inc.
	Series 2010,
	LIQ FAC: JPMorgan Chase Bank
	0.120% 12/01/40 (12/04/14) (a)(b)(c)	34,600,000	34,600,000
OTHER TOTAL			211,800,000

	Total Closed-End Investment Companies (cost of $211,800,000)		211,800,000

	Total Investments — 100.5% (cost of $1,017,380,642)(f)		1,017,380,642

	Other Assets & Liabilities, Net — (0.5)%		(4,705,007)

	Net Assets — 100.0%		1,012,675,635

15

Notes to Investment Portfolio:

*    Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — Prices determined using quoted prices in active markets for identical assets.

•      Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations.  For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•      Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an  indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of  November 30, 2014, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$805,580,642	$—	$805,580,642
Total Closed-End Investment Companies	—	211,800,000	—	211,800,000
Total Investments	$—	$1,017,380,642	$—	$1,017,380,642

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)   Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

16

(b)   Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2014.

(c)   Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, these securities, which are not illiquid, amounted to $243,745,000 or 24.1% of net assets for the Fund.

(d)   Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2014.

(e) Security purchased on a delayed delivery basis.

(f) Cost for federal income tax purposes is $1,017,380,642.

Acronym	Name

AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MERLOTs	Municipal Exempt Receipts - Liquidity Optional Tender Series
SPA	Stand-by Purchase Agreement

17

INVESTMENT PORTFOLIO
November 30, 2014 (Unaudited)	BofA New York Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 92.7%
ARIZONA — 2.6%
AZ Arizona State University
	Series 2008 A,
	LOC: JPMorgan Chase Bank
	0.040% 07/01/34 (12/03/14) (a)(b)	6,600,000	6,600,000
ARIZONA TOTAL			6,600,000
NEW YORK — 84.9%
NY Amherst Development Corp.
	Asbury Pointe, Inc.,
	Series 2011 A,
	LOC: M&T Bank
	0.060% 02/01/35 (12/04/14) (a)(b)	3,810,000	3,810,000
NY Arlington Central School District
	Series 2014
	Insured: State Aid Withholding
	1.000% 11/13/15	3,000,000	3,019,897
NY Bedford Central School District
	Series 2014
	Insured: State Aid Withholding
	1.000% 07/17/15	1,196,248	1,201,606
NY Brewster Central School District
	Series 2014,
	Insured: State Aid Withholding
	1.250% 01/30/15	607,419	608,164
NY Cheektowaga Central School District
	Series 2014,
	Insured: State Aid Withholding
	3.000% 12/01/14	1,330,000	1,330,000
NY City Housing Development Corp.
	Hps 50th Avenue Associates,
	Series 2013 A
	LOC: Wells Fargo Bank N.A.
	0.040% 12/01/44 (12/03/14) (a)(b)	2,525,000	2,525,000
NY City Water & Sewer System
	Series 2013
	SPA: Mizuho Bank Ltd.
	0.040% 06/15/48 (12/01/14) (a)(b)	1,500,000	1,500,000
NY Clarence Central School District
	Series 2014
	Insured: State Aid Withholding
	1.000% 07/16/15	1,937,500	1,944,931
NY Clipper Tax-Exempt Certificate Trust
	New York Dormitory Authority,
	Series 2007,
	LIQ FAC: State Street Bank & Trust Co.
	0.060% 11/15/26 (12/04/14) (a)(b)	15,125,000	15,125,000
NY County of Sullivan
	Series 2014,
	1.000% 03/06/15	7,350,000	7,363,927
NY County of Tompkins
	Series 2014 B,
	1.000% 10/15/15	3,240,000	3,261,448

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY County of Ulster
	Series 2014 A,
	1.000% 11/13/15	1,187,000	1,193,959
NY Dormitory Authority
	Catholic Health System,
	Series 2008,
	LOC: HSBC Bank USA N.A.
	0.050% 07/01/34 (12/04/14) (a)(b)	6,945,000	6,945,000
	City University of NY,
	Series 2008
	LOC: TD Bank N.A.
	0.040% 07/01/31 (12/04/14) (a)(b)	4,400,000	4,400,000
	Northern Westchester Hospital,
	Series 2009,
	LOC: TD Bank N.A.
	0.040% 11/01/34 (12/04/14) (a)(b)	4,280,000	4,280,000
	Pratt Institute,
	Series 2009 B,
	LOC: TD Bank N.A.
	0.100% 07/01/34 (12/04/14) (a)(b)	5,620,000	5,620,000
	St John’s University,
	Series 2008 B2
	LOC: U.S. Bank N.A.
	0.030% 07/01/37 (12/04/14) (a)(b)	1,775,000	1,775,000
	Wagner College,
	Series 2009,
	LOC: TD Bank N.A.
	0.040% 07/01/38 (12/03/14) (a)(b)	7,600,000	7,600,000
NY Environmental Facilities Corp.
	Series 2004 A,
	Pre-refunded 12/15/14
	Escrowed in U.S. Treasuries
	5.000% 12/15/21	2,000,000	2,003,803
NY Erie County Industrial Development Agency
	Series 2011 B,
	Insured: State Aid Withholding
	5.000% 05/01/15	1,000,000	1,019,903
NY Fayetteville-Manlius Central School District
	Series 2014
	Insured: State Aid Withholding
	1.000% 07/17/15	7,000,000	7,034,463
NY Green County
	Series 2014,
	1.000% 03/27/15	7,000,000	7,016,440
NY Hamburg Central School District
	Series 2014,
	Insured: State Aid Withholding
	0.750% 06/12/15	4,000,000	4,008,841

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Housing Finance Agency
	44th Street Development,
	Series 2011 A1
	LOC: Wells Fargo Bank N.A.
	0.040% 05/01/45 (12/03/14) (a)(b)	1,395,000	1,395,000
	Durst Pyramid LLC,
	Series 2014 A,
	LOC: Bank of NY Mellon
	0.040% 05/01/49 (12/03/14) (a)(b)	6,300,000	6,300,000
	L&M 93rd Street LLC,
	250 West 93rd St.,
	Series 2005 A, AMT,
	LOC: Landesbank Hessen-Thüringen:
	0.070% 11/01/38 (12/03/14) (a)(b)	5,650,000	5,650,000
	Midtown West B LLC,
	505 West 37th St.
	Series 2009 A,
	LOC: Landesbank Hessen-Thüringen:
	0.050% 05/01/42 (12/01/14) (a)(b)	5,300,000	5,300,000
	West 60th Realty LLC,
	Series 2013 A1,
	LOC: M&T Bank
	0.040% 05/01/46 (12/03/14) (a)(b)	7,800,000	7,800,000
NY Liverpool Central School District
	Series 2014 B,
	Insured: State Aid Withholding
	1.000% 10/02/15	2,600,000	2,616,468
NY Livingston County Industrial Development Agency
	Red Jacket/Nicholas,
	Series 2007 A,
	LOC: HSBC Bank USA N.A.
	0.050% 07/01/19 (12/04/14) (a)(b)	1,187,000	1,187,000
NY Metropolitan Transportation Authority
	Series 2008 A-1,
	LOC: Royal Bank of Canada
	0.040% 11/01/31 (12/01/14) (a)(b)	1,290,000	1,290,000
NY Monroe County Industrial Development Agency
	Nazareth College of Rochester,
	Series 2008,
	LOC: JPMorgan Chase Bank
	0.050% 04/01/38 (12/03/14) (a)(b)	1,755,000	1,755,000
NY Nassau Health Care Corp.
	Series 2009 B1,
	LOC: TD Bank N.A.
	0.040% 08/01/29 (12/03/14) (a)(b)	1,900,000	1,900,000
	Series 2009 C2,
	LOC: Wells Fargo Bank N.A.
	0.090% 08/01/29 (01/07/15) (a)(b)	5,365,000	5,365,000
NY New York City Housing Development Corp.
	RBNB Wall Street Owner,
	Series 2005 A,
	LOC: Landesbank Hessen-Thüringen
	0.060% 12/01/36 (12/03/14) (a)(b)	6,500,000	6,500,000

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY New York City Transitional Finance Authority Future Tax Secured Revenue
	Series 2002 1,
	LIQ FAC: Landesbank Hessen-Thüringen
	0.030% 11/01/22 (12/03/14) (a)(b)	1,340,000	1,340,000
	Series 2012 C5
	LOC: Sumitomo Mitsui Banking
	0.040% 11/01/41 (12/04/14) (a)(b)	15,000,000	15,000,000
NY New York City
	Series 1995 F-4,
	LOC: Landesbank Hessen-Thüringen
	0.030% 02/15/20 (12/03/14) (a)(b)	2,100,000	2,100,000
	Series 2009 E,
	5.000% 08/01/15	1,000,000	1,031,817
	Series 2012 G6,
	LOC: Mizuho Corporate Bank
	0.040% 04/01/42 (12/01/14) (a)(b)	4,500,000	4,500,000
NY Oneida County Industrial Development Agency
	Champion Home Builders Co.,
	Series 1999, AMT,
	LOC: Wells Fargo Bank N.A.
	0.090% 06/01/29 (12/05/14) (a)(b)	6,820,000	6,820,000
	Economic Development Growth Enterprises,
	Series 2001, AMT,
	LOC: Bank of New York
	0.070% 06/01/26 (12/05/14) (a)(b)	2,070,000	2,070,000
NY Port Authority of New York & New Jersey
	Series 2014 AMT,
	LIQ FAC: Citibank N.A.
	0.070% 03/01/22 (12/04/14) (a)(b)(c)	2,050,000	2,050,000
NY Putnam County Industrial Development Agency
	United Cerebral Palsy of Putnam,
	Series 2005 B,
	LOC: TD Bank N.A.
	0.040% 12/01/30 (12/04/14) (a)(b)	1,100,000	1,100,000
NY RIB Floater Trust Various States
	New York City Municipal Water Finance Authority
	Series 2013,
	LIQ FAC: Barclays Bank PLC
	0.050% 06/15/44 (12/04/14) (a)(b)(c)	2,000,000	2,000,000
NY Riverhead Industrial Development Agency
	Series 2007,
	LOC: M&T Bank
	0.070% 07/01/32 (12/04/14) (a)(b)	9,895,000	9,895,000
NY Rockland County Industrial Development Agency
	Rockland Jewish Community Center,
	Series 2007,
	LOC: Wells Fargo Bank N.A.
	0.040% 12/01/32 (12/04/14) (a)(b)	6,750,000	6,750,000

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Sachem Central School District
	Series 2014
	Insured: State Aid Withholding
	1.000% 06/26/15	3,795,000	3,811,776
NY Saratoga County Industrial Development Agency
	Saratoga Hospital,
	Series 2007 A,
	LOC: HSBC Bank PLC
	0.050% 12/01/32 (12/04/14) (a)(b)	6,880,000	6,880,000
NY Town of Amherst
	Series 2014
	0.750% 11/12/15	1,000,000	1,004,816
NY Town of North Hempstead
	Series 2014 D
	0.500% 10/02/15	2,000,000	2,004,161
NY Town of West Seneca
	Series 2014 A
	1.000% 07/30/15	2,500,000	2,512,032
NY Triborough Bridge & Tunnel Authority
	Series 2005 B-2A,
	Insured: Government of Authority,
	LOC: California Public Employees Retirement System
	0.040% 01/01/32 (12/01/14) (a)(b)	5,500,000	5,500,000
NY Village of Kings Point
	Series 2014
	1.000% 07/31/15	3,590,000	3,606,590
NEW YORK TOTAL			221,622,042
PUERTO RICO — 5.1%
PR RBC Municipal Products, Inc. Trust
	Series 2013 E-46,
	LOC: Royal Bank of Canada
	0.250% 09/01/15 (12/04/14) (a)(b)(c)	13,340,000	13,340,000
PUERTO RICO TOTAL			13,340,000
TEXAS — 0.1%
TX Lower Neches Valley Authority Industrial Development Corp.
	Exxon Capital Ventures,
	Series 2010,
	GTY AGMT: Exxon Mobil Corp.
	0.030% 11/01/38 (12/01/14) (a)(b)	300,000	300,000
TEXAS TOTAL			300,000

	Total Municipal Bonds (cost of $241,862,042)		241,862,042

5

	Par ($)	Value ($)
Closed-End Investment Companies — 7.2%
NEW YORK — 7.2%
NY Nuveen AMT-Free Municipal Income Fund, Inc.
Series 2013,
LIQ FAC: Citibank N.A.:
0.100% 08/01/40 (12/04/14) (a)(b)(c)	16,800,000	16,800,000
0.100% 12/01/40 (12/04/14) (a)(b)(c)	2,000,000	2,000,000
NEW YORK TOTAL		18,800,000

Total Closed-End Investment Companies (cost of $18,800,000)		18,800,000

Total Investments — 99.9% (cost of $260,662,042)(d)		260,662,042

Other Assets & Liabilities, Net — 0.1%		288,484

Net Assets — 100.0%		260,950,526

Notes to Investment Portfolio:

*    Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — Prices determined using quoted prices in active markets for identical assets.

•      Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations.  For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•      Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

The following table summarizes the inputs used, as of  November 30, 2014, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$241,862,042	$—	$241,862,042
Total Closed-End Investment Companies	—	18,800,000	—	18,800,000
Total Investments	$—	$260,662,042	$—	$260,662,042

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the period ended November 30, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)   Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2014.

(b)   Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(c)   Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, these securities, which are not illiquid, amounted to $36,190,000 or 13.9% of net assets for the Fund.

(d) Cost for federal income tax purposes is $260,662,042.

Acronym	Name

AMT	Alternative Minimum Tax
GTY AGMT	Guaranty Agreement
IDA	Industrial Development Authority
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement
TRAN	Tax Revenue Anticipation Note

7

INVESTMENT PORTFOLIO
November 30, 2014 (Unaudited)	BofA Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 98.7%
ALABAMA — 0.9%
AL Special Care Facilities Financing Authority
	Altapointe Health Systems,
	Mental Health Center, Inc.,
	Series 2001,
	LOC: Wells Fargo Bank N.A.
	0.190% 07/01/21 (12/05/14) (a)(b)	2,150,000	2,150,000
AL Tuscaloosa County Industrial Development Authority
	Hunt Refining Company,
	Series 2011 A
	LOC: Sumitomo Mitsui Banking
	0.040% 06/01/28 (12/03/14) (a)(b)	30,000,000	30,000,000
ALABAMA TOTAL			32,150,000
ALASKA — 0.1%
AK Borough of North Slope
	Series 2014 A
	2.000% 06/30/15	5,000,000	5,054,276
ALASKA TOTAL			5,054,276
ARIZONA — 0.2%
AZ Phoenix Industrial Development Authority
	Pilgrim Rest Foundation, Inc.,
	Series 2005 A,
	LOC: JPMorgan Chase Bank
	0.090% 10/01/30 (12/04/14) (a)(b)	5,650,000	5,650,000
AZ Tempe Industrial Development Authority
	Centers for Habilitation,
	Series 2001,
	LOC: Wells Fargo Bank N.A.
	0.190% 12/01/21 (12/04/14) (a)(b)	1,390,000	1,390,000
ARIZONA TOTAL			7,040,000
ARKANSAS — 0.2%
AR Fort Smith
	Mitsubishi Power System of America,
	Series 2010,
	LOC: Bank Tokyo-Mitsubishi UFJ
	0.070% 10/01/40 (12/05/14) (a)(b)	5,930,000	5,930,000
ARKANSAS TOTAL			5,930,000
CALIFORNIA — 5.7%
CA Bay Area Toll Authority
	Series 2007 B2,
	LOC: Sumitomo Mitsui Banking
	0.030% 04/01/47 (12/04/14) (a)(b)	21,100,000	21,100,000
CA City of Los Angeles
	Series 2014
	1.500% 06/25/15	1,000,000	1,007,828

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Irvine Ranch Water District
	Series 2011 A-1,
	0.050% 10/01/37 (12/04/14) (b)(c)	5,735,000	5,735,000
	Series 2011 A-2,
	0.050% 10/01/37 (12/04/14) (b)(c)	11,375,000	11,375,000
CA RBC Municipal Products, Inc. Trust
	Kaiser Permanente,
	Series 2011 E-21,
	LOC: Royal Bank of Canada
	0.040% 10/01/15 (12/04/14) (a)(b)(d)	15,900,000	15,900,000
CA Statewide Communities Development Authority
	Kaiser Permanente:
	Series 04-K,
	0.140% 03/02/15	7,000,000	7,000,000
	Series 09-D,
	0.130% 05/05/15	15,000,000	15,000,000
	Series 9B-4,
	0.140% 01/27/15	30,000,000	30,000,000
	Rady Children’s Hospital,
	Series 2008 C
	LOC: Northern Trust Company
	0.030% 08/15/36 (12/04/14) (a)(b)	10,250,000	10,250,000
CA State
	Series 2003 A-2
	LOC: Bank of Montreal
	0.030% 05/01/33 (12/01/14) (a)(b)	6,750,000	6,750,000
	Series 2005 A-2-1,
	LOC: Barclays Bank PLC
	0.040% 05/01/40 (12/03/14) (a)(b)	39,500,000	39,500,000
CA University of California
	Series 2013
	0.020% 05/15/48 (12/04/14) (b)(c)	42,800,000	42,800,000
CALIFORNIA TOTAL			206,417,828
COLORADO — 0.4%
CO City of Colorado Springs
	Fine Arts Center,
	Series 2006,
	LOC: Wells Fargo Bank N.A.
	0.040% 07/01/21 (12/04/14) (a)(b)	3,240,000	3,240,000
CO Clipper Tax-Exempt Certificate Trust
	Colorado Springs CO Utilities Revenue
	Series 2012 5A,
	LIQ FAC: State Street Bank & Trust Co.
	0.040% 11/15/30 (12/05/14) (a)(b)(d)	9,810,000	9,810,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
COLORADO — (continued)
CO Jefferson County
	Rocky Mountain Butterfly Consortium,
	Series 1998,
	LOC: Wells Fargo Bank N.A.
	0.140% 06/01/28 (12/04/14) (a)(b)	1,270,000	1,270,000
COLORADO TOTAL			14,320,000
CONNECTICUT — 1.4%
CT Fairfield
	Series 2013
	2.000% 01/01/15	1,710,000	1,712,604
CT Greenwich
	Series 2014
	2.000% 01/15/15	5,640,000	5,652,839
CT Health & Educational Facilities Authority
	Eastern Connecticut Health,
	Series 2010 E,
	LOC: TD Bank N.A.
	0.040% 07/01/34 (12/04/14) (a)(b)	500,000	500,000
	Lawrence & Mem Corp. Oblig.,
	Series 2013 H,
	LOC: TD Bank N.A.
	0.040% 07/01/34 (12/03/14) (a)(b)	2,400,000	2,400,000
	The Hotchkiss School,
	Series 2000 A,
	SPA: U.S. Bank N.A.
	0.040% 07/01/30 (12/04/14) (a)(b)	800,000	800,000
	The Taft School,
	Series 2000 E,
	LOC: Wells Fargo Bank N.A.
	0.060% 07/01/30 (12/03/14) (a)(b)	400,000	400,000
	Wesleyan University,
	Series 2010,
	LIQ FAC: Citibank N.A.
	0.040% 01/01/18 (12/04/14) (a)(b)(d)	2,300,000	2,300,000
	Westover School,
	Series 2007 B,
	LOC: TD Bank N.A.
	0.040% 07/01/30 (12/04/14) (a)(b)	1,560,000	1,560,000
CT Ridgefield
	Series 2013
	1.000% 12/16/14	5,000,000	5,001,700
CT South Windsor
	Series 2014:
	1.000% 02/10/15	11,700,000	11,719,079
	1.000% 02/18/15	6,320,000	6,331,604
CT Special Tax Revenue
	Series 2013,
	LIQ FAC: Citibank N.A.
	0.040% 01/01/21 (12/04/14) (a)(b)(d)	8,000,000	8,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (continued)
CT Stafford
	Series 2014
	1.000% 08/04/15	3,500,000	3,519,302
CONNECTICUT TOTAL			49,897,128
DELAWARE — 1.0%
DE BB&T Municipal Trust
	Series 2008-1007,
	LOC: Branch Banking & Trust
	0.140% 04/10/22 (12/04/14) (a)(b)(d)	14,885,000	14,885,000
	Series 2008-1033,
	LOC: Branch Banking & Trust
	0.140% 06/01/24 (12/04/14) (a)(b)	6,420,000	6,420,000
DE New Castle County
	CHF-Delaware LLC,
	University Courtyard Apartments,
	Series 2005,
	LOC: PNC Bank N.A.
	0.040% 08/01/31 (12/04/14) (a)(b)	15,735,000	15,735,000
DELAWARE TOTAL			37,040,000
DISTRICT OF COLUMBIA — 1.7%
DC District of Columbia
	American University:
	Series 1999,
	LOC: Wells Fargo Bank N.A.
	0.040% 01/01/28 (12/03/14) (a)(b)	6,000,000	6,000,000
	Series 2003 A,
	LOC: Wells Fargo Bank N.A.
	0.040% 06/01/33 (12/04/14) (a)(b)	5,300,000	5,300,000
	Series 2013 A,
	0.080% 12/01/14 (12/04/14) (b)(c)	22,800,000	22,800,000
	Series 2014
	LIQ FAC: Citibank N.A.
	0.050% 12/01/26 (12/04/14) (a)(b)(d)	6,190,000	6,190,000
DC RIB Floater Trust
	District of Columbia Income Tax Secured Revenue
	Series 2013,
	LIQ FAC: Barclays Bank PLC
	0.060% 12/01/35 (12/04/14) (a)(b)(d)	4,200,000	4,200,000
DC Washington Metropolitan Airports Authority
	Series 2010 C-2,
	LOC:Barclays Bank PLC
	0.050% 10/01/39 (12/04/14) (a)(b)	18,890,000	18,890,000
DISTRICT OF COLUMBIA TOTAL			63,380,000
FLORIDA — 6.1%
FL Broward County Health Facilities Authority
	Henderson Mental Health Center,
	Series 2004,
	LOC: Northern Trust Company
	0.070% 07/01/29 (12/03/14) (a)(b)	1,200,000	1,200,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
FL Eclipse Funding Trust
	Miami-Dade County School Board,
	Series 2007,
	LOC: U.S. Bank N.A.
	0.040% 05/01/32 (12/04/14) (a)(b)(d)	4,420,000	4,420,000
	Volusia County School Board
	Series 2007,
	LOC: U.S. Bank N.A.
	0.040% 08/01/32 (12/04/14) (a)(b)(d)	14,535,000	14,535,000
FL Highlands County Health Facilities Authority
	Adventist Hlth,
	Series 2012 I-2
	0.050% 11/15/32 (12/04/14) (b)(c)	4,050,000	4,050,000
FL Jacksonville Economic Development Commission
	North Florida Shipyards, Inc.,
	Series 2010,
	LOC: Branch Banking & Trust
	0.040% 09/01/20 (12/04/14) (a)(b)	2,505,000	2,505,000
FL Lakeland
	Florida Southern College,
	Series 2012 B,
	LOC: TD Bank N.A.
	0.050% 09/01/24 (12/04/14) (a)(b)	8,040,000	8,040,000
FL Miami-Dade County Educational Facilities Authority
	University of Miami,
	Series 2008-2710,
	GTY AGMT: Wells Fargo Co.,
	LIQ FAC: Wells Fargo Co.
	0.060% 04/01/38 (12/04/14) (a)(b)(d)	14,820,000	14,820,000
FL Miami-Dade County Industrial Development Authority
	Dave & Mary Alper Jewish Community,
	Series 2002,
	LOC: Northern Trust Company
	0.070% 04/01/32 (12/03/14) (a)(b)	5,695,000	5,695,000
FL Miami-Dade County
	Miami Sport,
	Series 2009 E,
	LOC: Wells Fargo Bank N.A.
	0.040% 10/01/48 (12/03/14) (a)(b)	32,440,000	32,440,000
	Series 2003 B
	LOC: TD Bank N.A.
	0.040% 04/01/43 (12/03/14) (a)(b)	17,000,000	17,000,000
FL Orlando-Orange County Expressway Authority
	Series 2008 B-1,
	LOC: Bank of Montreal
	0.040% 07/01/40 (12/04/14) (a)(b)	21,005,000	21,005,000
	Series 2008 B2,
	LOC: TD Bank N.A.
	0.040% 07/01/40 (12/04/14) (a)(b)	41,800,000	41,800,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
FL Palm Beach County
	Pine Crest Prep School,
	Series 2012 B,
	LOC: TD Bank N.A.
	0.050% 06/01/38 (12/04/14) (a)(b)	9,575,000	9,575,000
	Zoological Society of Palm Beach,
	Series 2001,
	LOC: Northern Trust Company
	0.070% 05/01/31 (12/03/14) (a)(b)	7,150,000	7,150,000
FL RBC Municipal Products, Inc. Trust
	Series 2013 E
	LOC: Royal Bank of Canada
	SPA: Royal Bank of Canada
	0.040% 01/09/17 (12/04/14) (a)(b)(d)	7,505,000	7,505,000
FL Sunshine Governmental Financing Commission
	City of Orlando Program:
	Series H,
	SPA: JPMorgan Chase Bank:
	0.090% 01/08/15	19,625,000	19,625,000
	0.120% 01/07/15	11,800,000	11,800,000
FLORIDA TOTAL			223,165,000
GEORGIA — 0.7%
GA BB&T Municipal Trust
	Series 2008-1014,
	LOC: Branch Banking & Trust
	0.140% 09/01/23 (12/04/14) (a)(b)(d)	14,585,000	14,585,000
GA Clipper Tax-Exempt Certificate Trust
	Georgia State,
	Series 2007,
	Pre-refunded in U.S. Treasuries,
	LIQ FAC: State Street Bank & Trust Co.
	0.040% 03/01/18 (12/04/14) (a)(b)	9,995,000	9,995,000
GEORGIA TOTAL			24,580,000
ILLINOIS — 4.0%
IL Chicago Heights
	Chicago Heights Fitness,
	Series 2002 A,
	LOC: JPMorgan Chase Bank
	0.140% 03/01/17 (12/04/14) (a)(b)	635,000	635,000
IL Development Finance Authority
	American Academy of Dermatology,
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.090% 04/01/21 (12/04/14) (a)(b)	3,500,000	3,500,000
	American College of Surgeons,
	Series 1996,
	LOC: Northern Trust Company
	0.070% 08/01/26 (12/05/14) (a)(b)	18,642,000	18,642,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
IL Finance Authority
	Advocate Healthcare Network:
	Series 2003 A,
	0.130% 11/15/22 (07/16/15) (b)(c)	4,485,000	4,485,000
	Series 2003 C,
	0.170% 11/15/22 (05/01/15) (b)(c)	4,850,000	4,850,000
	Series 2008
	0.130% 11/01/38 (07/16/15) (b)(c)	5,000,000	5,000,000
	Elmhurst College:
	Series 2003,
	LOC: BMO Harris N.A.
	0.050% 03/01/33 (12/04/14) (a)(b)	9,450,000	9,450,000
	Series 2007,
	LOC: BMO Harris N.A.
	0.050% 02/01/42 (12/04/14) (a)(b)	12,500,000	12,500,000
	Francis W. Parker School,
	Series 1999,
	LOC: BMO Harris N.A.,
	LOC: Northern Trust Company
	0.060% 04/01/29 (12/03/14) (a)(b)	4,100,000	4,100,000
	IV Healthcorp, Inc.,
	Series 2009,
	LOC: BMO Harris N.A.
	0.060% 12/01/39 (12/04/14) (a)(b)	21,560,000	21,560,000
	Lake Forest Academy,
	Series 2000,
	LOC: Northern Trust Company
	0.050% 12/01/24 (12/03/14) (a)(b)	6,000,000	6,000,000
	Lake Forest Open Lands,
	Series 1999,
	LOC: Northern Trust Company
	0.070% 08/01/33 (12/03/14) (a)(b)	7,150,000	7,150,000
	Marwen Foundation Inc,
	Series 2008
	LOC: Northern Trust Company
	0.060% 05/01/43 (12/04/14) (a)(b)	5,080,000	5,080,000
	Steppenwolf Theatre Co.,
	Series 2013,
	LOC: Northern Trust Company
	0.050% 03/01/43 (12/04/14) (a)(b)	5,675,000	5,675,000
	University of Chicago,
	Series 2001 B3,
	0.160% 07/01/36 (03/12/15) (b)(c)	7,600,000	7,600,000
IL Housing Development Authority Multi-Family
	Brookhaven Apartments Associates LP,
	Series 2008,
	Credit Support: FHLMC,
	SPA: FHLMC
	0.120% 08/01/38 (12/04/14) (a)(b)	7,145,000	7,145,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
IL Village of Brookfield
	Chicago Zoological Society,
	Series 2008,
	LOC: Northern Trust Company
	0.070% 06/01/38 (12/03/14) (a)(b)	23,140,000	23,140,000
ILLINOIS TOTAL			146,512,000
INDIANA — 4.1%
IN Crawfordsville Industrial Development Authority
	Acuity Brands,
	National Services Industries, Inc.,
	Series 1991,
	LOC: Wells Fargo Bank N.A.
	0.140% 06/01/21 (12/04/14) (a)(b)	4,000,000	4,000,000
IN Development Finance Authority
	Goodwill Industries,
	Series 2005,
	LOC: PNC Bank N.A.
	0.070% 01/01/27 (12/04/14) (a)(b)	5,425,000	5,425,000
	Rehabilitation Center, Inc.,
	Series 2002,
	LOC: Wells Fargo Bank N.A.
	0.190% 07/01/17 (12/04/14) (a)(b)	600,000	600,000
IN Finance Authority
	ArcelorMittal,
	Ispat Inland, Inc.,
	Series 2005,
	LOC: Rabobank Nederland:
	0.040% 06/01/35 (12/03/14) (a)(b)	25,480,000	25,480,000
	Depauw University,
	Series 2008 A,
	LOC: Northern Trust Company
	0.030% 07/01/36 (12/04/14) (a)(b)	36,510,000	36,510,000
	Goodwill Industries,
	Series 2006,
	LOC: JPMorgan Chase Bank
	0.090% 12/01/36 (12/04/14) (a)(b)	7,800,000	7,800,000
	Lutheran Child & Family Services,
	Series 2005,
	LOC: PNC Bank N.A.
	0.070% 11/01/27 (12/04/14) (a)(b)	4,100,000	4,100,000
	Parkview Health System,
	Series 2009 B,
	LOC: Wells Fargo Bank N.A.
	0.040% 11/01/39 (12/03/14) (a)(b)	11,500,000	11,500,000
IN Health Facility Finance Authority
	Anthony Wayne Rehabilitation Center,
	Series 2001,
	LOC: Wells Fargo Bank N.A.
	0.140% 02/01/31 (12/04/14) (a)(b)	2,030,000	2,030,000
	Community Hospital of Lagrange,
	Series 2007,
	LOC: PNC Bank N.A.
	0.040% 11/01/32 (12/04/14) (a)(b)	20,380,000	20,380,000
	Community Hospitals Project,
	Series 2000 B,
	LOC: Wells Fargo Bank N.A.
	0.040% 07/01/28 (12/04/14) (a)(b)	8,900,000	8,900,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
	Southern Indiana Rehab Hospital,
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.440% 04/01/20 (12/04/14) (a)(b)	690,000	690,000
IN Lawrenceburg
	Indiana Michigan Power Co.,
	Series 2008 H,
	LOC: Bank of Nova Scotia
	0.040% 11/01/21 (12/04/14) (a)(b)	8,000,000	8,000,000
IN Puttable Floating Option Tax-Exempt Receipts
	Indiana Finance Authority Highway Revenue,
	Series 2007,
	GTY AGMT: Wells Fargo Bank N.A.,
	LIQ FAC: Wells Fargo Bank N.A.
	0.090% 06/01/29 (12/04/14) (a)(b)	6,405,000	6,405,000
IN St. Joseph County
	South Bend Medical Foundation, Inc.,
	Series 2000,
	LOC: PNC Bank N.A.
	0.070% 08/01/20 (12/04/14) (a)(b)	8,470,000	8,470,000
INDIANA TOTAL			150,290,000
IOWA — 0.2%
IA Higher Education Loan Authority
	Des Moines University Osteopath:
	Series 2003,
	LOC: U.S. Bank N.A.
	0.040% 10/01/33 (12/01/14) (a)(b)	4,635,000	4,635,000
	Series 2004,
	LOC: U.S. Bank N.A.
	0.040% 10/01/24 (12/01/14) (a)(b)	4,105,000	4,105,000
IA Woodbury County
	June E. Nylan Cancer Center,
	Siouxland Regional Cancer Center,
	Series 1998 A,
	LOC: Wells Fargo Bank N.A.
	0.140% 12/01/14 (12/04/14) (a)(b)	475,000	475,000
IOWA TOTAL			9,215,000
KANSAS — 1.0%
KS Wyandotte County-Kansas City Unified Government
	Series 2014 I,
	0.180% 03/01/15	33,190,000	33,190,814
	Series 2014
	0.180% 03/01/15	5,005,000	5,005,123
KANSAS TOTAL			38,195,937
KENTUCKY — 1.1%
KY Economic Development Finance Authority
	Baptist Healthcare System,
	Series 2009 B4
	LOC: Branch Banking & Trust
	0.040% 08/15/38 (12/04/14) (a)(b)	29,255,000	29,255,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
KENTUCKY — (continued)
KY Morehead League of Cities Funding Trust
	Series 2004 A,
	LOC: U.S. Bank N.A.
	0.050% 06/01/34 (12/05/14) (a)(b)	9,240,500	9,240,500
KENTUCKY TOTAL			38,495,500
LOUISIANA — 0.5%
LA Bank of New York Municipal Certificates Trust
	Louisiana State Public Facility Authority
	Tulane University
	Series 2007,
	LOC: Bank of New York
	0.300% 02/15/36 (02/15/15) (a)(b)	12,395,000	12,395,000
LA Public Facilities Authority
	Southern Ionics, Inc.,
	Series 2008,
	LOC: Wells Fargo Bank N.A.
	0.040% 04/01/18 (12/04/14) (a)(b)	5,000,000	5,000,000
LOUISIANA TOTAL			17,395,000
MAINE — 0.3%
ME Eclipse Funding Trust
	Maine Health & Higher Educational Facility Authority,
	Series 2007,
	LOC: U.S. Bank N.A.
	0.040% 07/01/37 (12/04/14) (a)(b)(d)	9,805,000	9,805,000
MAINE TOTAL			9,805,000
MARYLAND — 0.8%
MD Baltimore County Economic Development Authority
	Torah Institute of Baltimore,
	Series 2004,
	LOC: Branch Banking & Trust
	0.040% 07/01/24 (12/04/14) (a)(b)	2,380,000	2,380,000
MD Bel Air Economic Development Authority
	Harford Day School, Inc.,
	Series 2007,
	LOC: Branch Banking & Trust
	0.040% 10/01/33 (12/04/14) (a)(b)	3,730,000	3,730,000
MD Montgomery County Housing Opportunities Commission
	Series 2011 A,
	LOC: TD Bank N.A.
	0.060% 01/01/49 (12/04/14) (a)(b)	7,650,000	7,650,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MARYLAND — (continued)
MD Prince George’s County
	Series 2007-2128,
	GTY AGMT: Wells Fargo Bank N.A.,
	LIQ FAC: Wells Fargo Bank N.A.
	0.040% 07/01/34 (12/04/14) (a)(b)(d)	13,710,000	13,710,000
MARYLAND TOTAL			27,470,000
MASSACHUSETTS — 0.7%
MA Boston
	Series 2011 A,
	5.000% 04/01/15	1,000,000	1,016,006
MA Health & Educational Facilities Authority
	Harvard University,
	Series 2000 Y,
	0.040% 07/01/35 (12/04/14) (b)(c)	10,100,000	10,100,000
MA Leominster
	Series 2014
	1.000% 06/26/15	2,200,000	2,209,956
MA Port Authority
	Series 2012-A,
	LOC: TD Bank N.A.
	0.100% 01/15/15	6,700,000	6,700,000
MA RBC Municipal Products, Inc. Trust
	Series 2012 E-38,
	LOC: Royal Bank of Canada
	0.050% 01/01/16 (12/04/14) (a)(b)(d)	1,300,000	1,300,000
MA Salisbury
	Series 2014 A,
	1.000% 03/25/15	4,100,000	4,110,641
MA Springfield
	State Qualified Municipal Purpose Loan
	Series 2007,
	Insured: State Aid Withholding
	5.000% 08/01/15	1,000,000	1,032,031
MASSACHUSETTS TOTAL			26,468,634
MICHIGAN — 0.6%
MI L’Anse Creuse Public Schools
	School Building & Site-RMKT,
	Series 2008,
	SPA: JPMorgan Chase Bank
	0.060% 05/01/35 (12/01/14) (a)(b)	21,275,000	21,275,000
MICHIGAN TOTAL			21,275,000
MINNESOTA — 0.1%
MN Minneapolis Special School District No 1
	Series 2013 D
	Credit Support: Minnesota School District Credit Enhancement Program
	5.000% 02/01/15	4,270,000	4,304,849
MINNESOTA TOTAL			4,304,849

		Par ($)	Value ($)
Municipal Bonds — (continued)
MISSISSIPPI — 1.4%
MS Business Finance Corp.
	Chevron U.S.A., Inc.:
	Series 2007 B,
	GTY AGMT: Chevron Corp.
	0.040% 12/01/30 (12/01/14) (a)(b)	14,575,000	14,575,000
	Series 2009 A,
	GTY AGMT: Chevron Corp.
	0.040% 12/01/30 (12/01/14) (a)(b)	10,000,000	10,000,000
	Series 2009 C,
	GTY AGMT: Chevron Corp.
	0.040% 12/01/30 (12/01/14) (a)(b)	10,480,000	10,480,000
	Series 2009 E,
	GTY AGMT: Chevron Corp.
	0.050% 12/01/30 (12/01/14) (a)(b)	5,200,000	5,200,000
	Series 2010 L,
	GTY AGMT: Chevron Corp.
	0.050% 11/01/35 (12/01/14) (a)(b)	3,800,000	3,800,000
	Tindall Corporation,
	Series 2007,
	LOC: Wells Fargo Bank N.A.
	0.040% 04/01/28 (12/04/14) (a)(b)	6,480,000	6,480,000
MS Jackson County
	Chevron Corp.,
	Series 1993,
	0.040% 06/01/23 (12/01/14) (b)(c)	2,100,000	2,100,000
MISSISSIPPI TOTAL			52,635,000
MISSOURI — 1.4%
MO Health & Educational Facilities Authority
	0.090% 01/07/15	17,300,000	17,300,000
	Ascension Health,
	Series 2008 C-5,
	0.050% 11/15/26 (12/03/14) (b)(c)	10,500,000	10,500,000
MO Health & Higher Educational Facilities Authority
	SSM Health
	Series 2014-E
	0.090% 03/04/15	8,300,000	8,300,000
MO Kansas City
	H. Roe Battle Convention Center,
	Series 2008 E,
	LOC: Sumitomo Mitsui Banking
	0.060% 04/15/34 (12/03/14) (a)(b)	14,275,000	14,275,000
MO Nodaway Industrial Development Authority
	Northwest Foundation, Inc.,
	Series 2002,
	LOC: U.S. Bank N.A.
	0.040% 11/01/32 (12/04/14) (a)(b)	2,475,000	2,475,000
MISSOURI TOTAL			52,850,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MONTANA — 0.5%
MT Board of Investments
	Series 2004,
	0.160% 03/01/29 (03/01/15) (b)(c)	14,000,000	14,000,000
	Series 2013,
	0.160% 03/01/38 (03/01/15) (b)(c)	4,000,000	4,000,000
MONTANA TOTAL			18,000,000
NEBRASKA — 2.6%
NE Central Plains Energy Project
	Series 2009 2,
	SPA: Royal Bank of Canada
	0.060% 08/01/39 (12/04/14) (a)(b)	40,185,000	40,185,000
NE Madison County Hospital Authority No. 1
	Faith Regional Health Services,
	Series 2008 B,
	LOC: U.S. Bank N.A.
	0.040% 07/01/33 (12/04/14) (a)(b)	12,045,000	12,045,000
NE Nuckolls County
	Agrex, Inc.,
	Series 1985,
	LOC: JPMorgan Chase Bank
	0.090% 02/01/15 (12/03/14) (a)(b)	5,100,000	5,100,000
NE Omaha Public Power District
	Electric Revenue CP Notes:
	Series A:
	0.090% 02/12/15	13,130,000	13,130,000
	0.110% 12/04/14	11,900,000	11,900,000
	0.110% 04/07/15	8,800,000	8,800,000
	0.120% 01/08/15	3,500,000	3,500,000
NEBRASKA TOTAL			94,660,000
NEVADA — 1.3%
NV Reno
	ReTrac-Reno Transportation Rail Access Corridor,
	Series 2008,
	LOC: Bank of New York
	0.070% 06/01/42 (12/01/14) (a)(b)	46,195,000	46,195,000
NEVADA TOTAL			46,195,000
NEW HAMPSHIRE — 0.6%
NH Health & Education Facilities Authority
	Dartmouth College,
	Series 2002,
	SPA: JPMorgan Chase Bank N.A.
	0.040% 06/01/32 (12/03/14) (a)(b)	19,195,000	19,195,000
	University System of New Hampshire,
	Series 2011 B,
	0.090% 07/01/33 (12/01/14) (b)(c)	2,385,000	2,385,000
NEW HAMPSHIRE TOTAL			21,580,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW JERSEY — 10.5%
NJ County of Essex
	Series 2014
	0.750% 09/22/15	45,245,000	45,460,243
NJ County of Union
	Series 2014
	0.750% 06/26/15	25,100,000	25,190,925
NJ JPMorgan Chase Putters/Drivers Trust
	Series 2014
	LOC: JPMorgan Chase Bank N.A.:
	0.050% 06/26/15 (12/01/14) (a)(b)(d)	19,000,000	19,000,000
	0.090% 06/26/15 (12/04/14) (a)(b)(d)	62,495,000	62,495,000
	0.120% 06/26/15 (01/13/15) (a)(b)(d)	120,000,000	120,000,000
NJ Monmouth County Improvement Authority
	Series 2013
	2.000% 12/04/14	6,500,000	6,500,959
NJ Readington
	Series 2014,
	1.000% 01/29/15	17,950,000	17,971,996
NJ RIB Floater Trust
	NJ Healthcare Financing Authority
	Series 2013,
	LOC: Barclays Bank PLC
	0.090% 07/03/17 (12/04/14) (a)(b)(d)	35,350,000	35,350,000
NJ Township of East Brunswick
	Series 2014
	1.000% 07/29/15	13,350,000	13,420,927
NJ Township of North Bergen
	Series 2014
	1.000% 04/01/15	3,325,000	3,332,458
NJ Township of River Vale
	Series 2014
	1.000% 08/14/15	6,400,000	6,432,228
NJ Township of Woodbridge
	Series 2014
	1.000% 08/21/15	27,000,000	27,153,335
NEW JERSEY TOTAL			382,308,071
NEW YORK — 13.7%
NY Ballston Spa Central School District
	Series 2014
	Insured: State Aid Withholding
	1.000% 09/25/15	16,411,000	16,513,901

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY BB&T Municipal Trust
	Series 2010-1039,
	LOC: Branch Banking & Trust
	0.140% 06/01/25 (12/04/14) (a)(b)(d)	30,965,000	30,965,000
NY Brewster Central School District
	City University of NY,
	Series 2008
	LOC: TD Bank N.A.
	1.000% 01/30/15	19,140,000	19,166,524
NY City Industrial Development Agency
	Jewish Board of Family and Children’s Services,
	Series 2000
	LOC: TD Bank N.A.
	0.040% 07/01/25 (12/03/14) (a)(b)	10,570,000	10,570,000
NY City Water & Sewer System
	Series 2013
	SPA: Mizuho Bank Ltd.
	0.040% 06/15/48 (12/01/14) (a)(b)	3,600,000	3,600,000
NY Corning School District
	Series 2014 C
	Insured: State Aid Withholding
	1.000% 06/25/15	47,500,000	47,724,653
NY County of Saratoga
	Saratoga Hospital Obl Group,
	Series 2014
	LOC: HSBC Bank USA N.A.
	0.050% 12/01/40 (12/04/14) (a)(b)	3,125,000	3,125,000
NY Dormitory Authority
	City University of NY,
	Series 2008
	LOC: TD Bank N.A.
	0.040% 07/01/31 (12/04/14) (a)(b)	16,555,000	16,555,000
	Series 2005 F
	Pre-refunded 3/15/15
	Escrowed in U.S. Treasuries
	5.000% 03/15/24	4,700,000	4,766,564
NY Franklin County Civic Development Corp.
	Alice Hyde Medical Center,
	Series 2013 A,
	LOC: HSBC Bank USA N.A.
	0.050% 10/01/38 (12/04/14) (a)(b)	4,265,000	4,265,000
NY Grand Island
	Series 2014
	1.000% 10/14/15	6,320,000	6,362,155
NY Hamburg Central School District
	Series 2014,
	Insured: State Aid Withholding
	0.750% 06/12/15	20,400,000	20,445,089
NY Housing Development Corp.
	Hps 50th Avenue Associates,
	Series 2014 A,
	LOC: Wells Fargo Bank N.A.
	0.040% 12/01/45 (12/03/14) (a)(b)	6,000,000	6,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Housing Finance Agency
	Ann/Nassau Realty LLC,
	111 Nassau Street Housing,
	Series 2011 A,
	LOC: Landesbank Hessen-Thüringen:
	0.050% 11/01/44 (12/01/14) (a)(b)	8,935,000	8,935,000
	Durst Pyramid LLC,
	Series 2014 A,
	LOC: Bank of NY Mellon
	0.040% 05/01/49 (12/03/14) (a)(b)	2,300,000	2,300,000
	Midtown West B LLC,
	505 West 37th St.:
	Series 2009 A,
	LOC: Landesbank Hessen-Thüringen:
	0.050% 05/01/42 (12/01/14) (a)(b)	26,600,000	26,600,000
	Series 2009 B,
	LOC: Landesbank Hessen-Thüringen:
	0.050% 05/01/42 (12/01/14) (a)(b)	36,600,000	36,600,000
	West 60th Realty LLC,
	175 West 60th Street,
	Series 2012 A1,
	LOC: Manufacturers & Traders:
	0.040% 05/01/46 (12/03/14) (a)(b)	11,800,000	11,800,000
NY Liberty Development Corp.
	3 World Trade Center LLC,
	Series 2010 A1
	Escrowed in U.S. Treasuries
	0.150% 12/01/49 (12/17/14) (b)(c)	13,385,000	13,385,000
NY Liverpool Central School District
	Series 2014 B,
	Insured: State Aid Withholding
	1.000% 10/02/15	7,720,000	7,768,898
NY Nassau Health Care Corp.
	Series 2009 C2,
	LOC: Wells Fargo Bank N.A.
	0.090% 08/01/29 (01/07/15) (a)(b)	6,455,000	6,455,000
NY New York City Transitional Finance Authority Future Tax Secured Revenue
	Series 2012 C5
	LOC: Sumitomo Mitsui Banking
	0.040% 11/01/41 (12/04/14) (a)(b)	9,585,000	9,585,000
NY New York City
	Series 2014 I-2,
	LIQ FAC: JPMorgan Chase Bank
	0.040% 03/01/40 (12/01/14) (a)(b)	21,000,000	21,000,000
NY Putnam County Industrial Development Agency
	United Cerebral Palsy of Putnam,
	Series 2005 B,
	LOC: TD Bank N.A.
	0.040% 12/01/30 (12/04/14) (a)(b)	2,200,000	2,200,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Rockland County Industrial Development Agency
	Rockland Jewish Community Center,
	Series 2007,
	LOC: Wells Fargo Bank N.A.
	0.040% 12/01/32 (12/04/14) (a)(b)	6,280,000	6,280,000
NY Town of Amherst
	Series 2014
	0.750% 11/12/15	29,387,882	29,529,401
NY Town of North Hempstead
	Series 2014 D
	0.500% 10/02/15	7,500,000	7,515,605
NY Triborough Bridge & Tunnel Authority
	Series 2002 F,
	SPA: Landesbank Hessen-Thüringen
	0.050% 11/01/32 (12/01/14) (a)(b)	101,030,000	101,030,000
NY White Plains City School District
	Series 2014
	Insured: State Aid Withholding
	1.000% 06/26/15	16,900,000	16,982,713
NEW YORK TOTAL			498,025,503
NORTH CAROLINA — 4.8%
NC BB&T Municipal Trust
	Series 2008-1008,
	LOC: Branch Banking & Trust
	0.140% 03/01/24 (12/04/14) (a)(b)(d)	4,270,000	4,270,000
	Series 2008-1023,
	LOC: Branch Banking & Trust
	0.140% 05/01/24 (12/04/14) (a)(b)(d)	3,330,000	3,330,000
NC Capital Facilities Finance Agency
	0.100% 12/09/14	17,074,000	17,074,000
	Barton College,
	Series 2004,
	LOC: Branch Banking & Trust
	0.040% 07/01/19 (12/04/14) (a)(b)	2,900,000	2,900,000
	High Point University:
	Series 2007,
	LOC: Branch Banking & Trust
	0.040% 12/01/29 (12/04/14) (a)(b)	5,000,000	5,000,000
	Series 2008,
	LOC: Branch Banking & Trust
	0.040% 05/01/30 (12/04/14) (a)(b)	3,360,000	3,360,000
NC Charlotte-Mecklenburg Hospital Authority
	Series 2007 E,
	LOC: TD Bank N.A.
	0.040% 01/15/44 (12/04/14) (a)(b)	13,620,000	13,620,000
NC County of New Hanover
	Series 2006
	SPA: Wells Fargo Bank N.A.
	0.040% 02/01/26 (12/04/14) (a)(b)	5,630,000	5,630,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
NC Forsyth County
	Series 2004 A,
	SPA: Wells Fargo Bank N.A.
	0.040% 03/01/25 (12/04/14) (a)(b)	8,560,000	8,560,000
	Series 2004 B,
	SPA: Wells Fargo Bank N.A.
	0.040% 03/01/25 (12/04/14) (a)(b)	10,500,000	10,500,000
NC Medical Care Commission
	Caromont Health Obl Grp,
	Series 2003 B
	LOC: Wells Fargo Bank N.A.
	0.040% 08/15/34 (12/03/14) (a)(b)	36,760,000	36,760,000
	Deerfield Episcopal Retirement,
	Series 2008 B,
	LOC: Branch Banking & Trust
	0.040% 11/01/38 (12/04/14) (a)(b)	5,000,000	5,000,000
	J. Arthur Dosher Memorial Hospital,
	Series 1998 J,
	LOC: Branch Banking & Trust
	0.060% 05/01/18 (12/04/14) (a)(b)	1,395,000	1,395,000
	Southeastern Regional Medical Center,
	Series 2005,
	LOC: Branch Banking & Trust
	0.040% 06/01/37 (12/04/14) (a)(b)	6,655,000	6,655,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
	Habitat for Humanity of Wake County,
	Series 2007,
	LOC: Branch Banking & Trust
	0.040% 11/01/32 (12/04/14) (a)(b)	3,700,000	3,700,000
NC Wake County
	Series 2003 B,
	SPA: Wells Fargo Bank N.A.:
	0.040% 04/01/16 (12/04/14) (a)(b)	8,800,000	8,800,000
	0.040% 04/01/17 (12/04/14) (a)(b)	11,900,000	11,900,000
	Series 2003 C,
	SPA: Wells Fargo Bank N.A.:
	0.040% 04/01/19 (12/04/14) (a)(b)	19,000,000	19,000,000
	0.040% 04/01/20 (12/04/14) (a)(b)	6,100,000	6,100,000
NORTH CAROLINA TOTAL			173,554,000
OHIO — 3.5%
OH Air Quality Development Authority
	Aep Generation Resources,
	Series 2014 A
	LOC: Mizuho Bank Ltd
	0.040% 12/01/38 (12/04/14) (a)(b)	24,000,000	24,000,000
OH County of Lucas
	Limited Tax-Various Purpose Improvement Notes
	Series 2014
	1.000% 07/14/15	2,450,000	2,462,509

		Par ($)	Value ($)
Municipal Bonds — (continued)
OHIO — (continued)
OH Cuyahoga County
	A.M. Mcgregor Home,
	Series 2014
	LOC: Northern Trust Company
	0.060% 05/01/49 (12/04/14) (a)(b)	20,000,000	20,000,000
OH Geauga County
	Sisters of Notre Dame,
	Series 2001,
	LOC: PNC Bank N.A.
	0.070% 08/01/16 (12/04/14) (a)(b)	1,375,000	1,375,000
OH Hamilton County
	Elizabeth Gamble Deacones,
	Series 2002 A
	LOC: Northern Trust Company
	0.060% 06/01/27 (12/03/14) (a)(b)	13,500,000	13,500,000
OH Huron County
	Fisher-Titus Medical Center,
	Series 2003 A,
	LOC: PNC Bank N.A.
	0.060% 12/01/27 (12/04/14) (a)(b)	9,435,000	9,435,000
	Norwalk Area Health System,
	Series 2003,
	LOC: PNC Bank N.A.
	0.060% 12/01/27 (12/04/14) (a)(b)	5,575,000	5,575,000
OH Middletown City
	Atrium Medical Center Obligated Group,
	Series 2008 B
	LOC: PNC Bank N.A.
	0.030% 11/15/39 (12/03/14) (a)(b)	19,450,000	19,450,000
OH Salem Civic Facility
	Salem Community Center, Inc.,
	Series 2001,
	LOC: PNC Bank N.A.
	0.070% 06/01/27 (12/04/14) (a)(b)	6,400,000	6,400,000
OH Stark County Port Authority
	Community Action Agency,
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.110% 12/01/22 (12/04/14) (a)(b)	2,700,000	2,700,000
OH State University
	0.090% 03/05/15	16,300,000	16,300,000
OH Zanesville Muskingum County Port Authority
	Grove City Church,
	Series 2006,
	LOC: PNC Bank N.A.
	0.070% 02/01/24 (12/04/14) (a)(b)	7,015,000	7,015,000
OHIO TOTAL			128,212,509
OREGON — 1.0%
OR Confederated Tribes of the Umatilla Indian Reservation
	Series 2008,
	LOC: Wells Fargo Bank N.A.
	0.040% 12/01/28 (12/04/14) (a)(b)	7,530,000	7,530,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
OREGON — (continued)
OR State
	Series 2008
	SPA: Bank of Tokyo-Mitsubishi UFJ
	0.040% 12/01/45 (12/03/14) (a)(b)	28,785,000	28,785,000
OREGON TOTAL			36,315,000
PENNSYLVANIA — 5.7%
PA Allegheny County Hospital Development Authority
	Jefferson Regional Medical Center,
	Series 2006 A,
	LOC: PNC Bank N.A.
	0.050% 05/01/26 (12/04/14) (a)(b)	22,000,000	22,000,000
PA Allegheny County Industrial Development Authority
	Our Lady of the Sacred Heart High School,
	Series 2002,
	LOC: PNC Bank N.A.
	0.060% 06/01/22 (12/04/14) (a)(b)	1,490,000	1,490,000
PA Bucks County Industrial Development Authority
	Grand View Hospital,
	Series 2008 A,
	LOC: TD Bank N.A.
	0.040% 07/01/34 (12/04/14) (a)(b)	4,685,000	4,685,000
PA Cumberland County Municipal Authority
	Diakon Lutheran Social,
	Series 2014
	LOC: M&T Bank
	0.040% 01/01/39 (12/04/14) (a)(b)	5,000,000	5,000,000
PA Emmaus General Authority
	Series 1989 B-28,
	LOC: U.S. Bank N.A.
	0.040% 03/01/24 (12/03/14) (a)(b)	2,200,000	2,200,000
	Series 1989 B-29,
	LOC: U.S. Bank N.A.
	0.040% 03/01/24 (12/03/14) (a)(b)	8,000,000	8,000,000
	Series 1989 E-22,
	LOC: U.S. Bank N.A.
	0.040% 03/01/24 (12/03/14) (a)(b)	10,800,000	10,800,000
	Series 1989 F-27,
	LOC: U.S. Bank N.A.
	0.040% 03/01/24 (12/03/14) (a)(b)	2,300,000	2,300,000
	Series 2003 E-20,
	LOC: U.S. Bank N.A.
	0.040% 03/01/24 (12/03/14) (a)(b)	5,600,000	5,600,000
PA Haverford Township School District
	Series 2009,
	LOC: TD Bank N.A.
	0.040% 03/01/30 (12/04/14) (a)(b)	4,065,000	4,065,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
PA Higher Educational Facilities Authority
	Mount Aloysius College,
	Series 2003 L3,
	LOC: PNC Bank N.A.
	0.060% 05/01/28 (12/04/14) (a)(b)	4,800,000	4,800,000
	Thomas Jefferson University,
	Series 2008 B,
	LOC: JPMorgan Chase Bank
	0.040% 02/01/31 (12/04/14) (a)(b)	32,175,000	32,175,000
PA North Penn Water Authority
	Series 2008,
	LOC: U.S. Bank N.A.
	0.070% 11/01/24 (12/04/14) (a)(b)	6,695,000	6,695,000
PA Philadelphia Authority for Industrial Development
	NewCourtland Elder Services,
	Series 2007,
	LOC: PNC Bank N.A.
	0.050% 03/01/26 (12/04/14) (a)(b)	7,090,000	7,090,000
PA Philadelphia School District
	Series 2009 C,
	LOC:TD Bank N.A.
	0.040% 06/01/26 (12/04/14) (a)(b)	27,460,000	27,460,000
PA Public School Building Authority
	Park School Project:
	Series 2009 A,
	LOC: PNC Bank N.A.
	0.050% 08/01/30 (12/04/14) (a)(b)	9,730,000	9,730,000
	Series 2009 B,
	LOC: PNC Bank N.A.
	0.050% 05/15/20 (12/04/14) (a)(b)	10,135,000	10,135,000
PA RBC Municipal Products, Inc. Trust
	Bethlehem PA Area School District,
	Series 2011 E-31,
	LOC: Royal Bank of Canada
	0.040% 12/29/14 (12/04/14) (a)(b)	5,000,000	5,000,000
	Hempfield PA School District,
	Series 2011 E-30,
	LOC: Royal Bank of Canada
	0.040% 02/02/15 (12/04/14) (a)(b)(d)	5,270,000	5,270,000
	University of Pittsburgh Medical Center,
	Series 2010 E-16,
	LOC: Royal Bank of Canada
	0.040% 12/01/17 (12/04/14) (a)(b)(d)	29,515,000	29,515,000
PA Ridley School District
	Series 2009,
	LOC: TD Bank N.A.
	0.040% 11/01/29 (12/04/14) (a)(b)	3,225,000	3,225,000
PENNSYLVANIA TOTAL			207,235,000
PUERTO RICO — 2.1%
PR RBC Municipal Products, Inc. Trust
	Series 2013 E-46,
	LOC: Royal Bank of Canada
	0.240% 09/01/15 (12/04/14) (a)(b)(d)	75,300,000	75,300,000
PUERTO RICO TOTAL			75,300,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
RHODE ISLAND — 1.0%
RI Health & Educational Building Corp.
	Brown University,
	Higher Education Facilities,
	Series 2003 B,
	0.030% 09/01/43 (12/04/14) (b)(c)	36,950,000	36,950,000
RHODE ISLAND TOTAL			36,950,000
SOUTH CAROLINA — 1.9%
SC Association of Governmental Organizations
	Series 2014 A,
	Credit Support: South Carolina School District Enhancement Program
	1.000% 03/02/15	31,030,000	31,097,105
SC Charleston County School District Development Corp.
	Series 2012 B
	Credit Support: South Carolina School District Enhancement Program
	5.000% 03/01/15	1,900,000	1,923,221
	Series 2014
	Credit Support: South Carolina School District Enhancement Program
	0.750% 03/01/15	35,410,000	35,469,036
SOUTH CAROLINA TOTAL			68,489,362
SOUTH DAKOTA — 0.8%
SD Health & Educational Facilities Authority
	Series 2001 C,
	LOC: U.S. Bank NA
	0.040% 11/01/19 (12/05/14) (a)(b)	7,885,000	7,885,000
SD Housing Development Authority
	Series 2004 D,
	SPA: Bank of NY Mellon
	0.050% 05/01/32 (12/03/14) (a)(b)	9,890,000	9,890,000
SD Sioux Falls
	Series 2007-1886,
	GTY AGMT: Wells Fargo Bank N.A.,
	LIQ FAC: Wells Fargo Bank N.A.
	0.060% 11/15/33 (12/04/14) (a)(b)	12,320,000	12,320,000
SOUTH DAKOTA TOTAL			30,095,000
TENNESSEE — 0.5%
TN Blount County Public Building Authority
	Series 2009 E-7-A,
	LOC: Branch Banking & Trust
	0.040% 06/01/39 (12/03/14) (a)(b)	5,200,000	5,200,000
	Series 2009 E-8-A,
	LOC: Branch Banking & Trust
	0.040% 06/01/37 (12/03/14) (a)(b)	1,470,000	1,470,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TENNESSEE — (continued)
TN Clipper Tax-Exempt Certificate Trust
	Met Government Nashville & Davidson County
	Series 2013 1A,
	LIQ FAC: State Street Bank & Trust Co.
	0.040% 07/01/27 (12/05/14) (a)(b)(d)	7,500,000	7,500,000
TN Hawkins County Industrial Development Board
	Leggett & Platt, Inc.,
	Series 1988 B,
	LOC: Wells Fargo Bank N.A.
	0.180% 10/01/27 (12/03/14) (a)(b)	1,750,000	1,750,000
TN RIB Floater Trust Various States
	Series 2014
	LIQ FAC: Barclays Bank PLC
	0.060% 11/15/47 (12/04/14) (a)(b)(d)	2,500,000	2,500,000
TENNESSEE TOTAL			18,420,000
TEXAS — 8.6%
TX Bexar County Housing Finance Corp.
	Multi-Family Housing,
	Perrin Park Apartments,
	Series 1996,
	LOC: Northern Trust Company
	0.060% 06/01/28 (12/04/14) (a)(b)	10,375,000	10,375,000
TX Gregg County Housing Finance Corp.
	Bailey Properties LLC,
	Series 2004 A,
	Guarantor: FNMA,
	LIQ FAC: FNMA:
	0.040% 02/15/23 (12/04/14) (a)(b)	4,355,000	4,355,000
	Summer Green LLC,
	Series 2004 A,
	Guarantor: FNMA,
	LIQ FAC: FNMA:
	0.040% 02/15/23 (12/04/14) (a)(b)	2,240,000	2,240,000
TX Houston Utility System Revenue
	Series 2004 B2
	LOC: Bank of NY Mellon Trust
	0.030% 05/15/34 (12/04/14) (a)(b)	4,400,000	4,400,000
TX Lower Neches Valley Authority Industrial Development Corp.
	Exxon Capital Ventures:
	ExxonMobil Project,
	Series 2012,
	GTY AGMT: Exxon Mobile Corp.,
	0.030% 05/01/46 (12/01/14) (a)(b)	34,250,000	34,250,000
	Series 2010,
	GTY AGMT: Exxon Mobil Corp.
	0.030% 11/01/38 (12/01/14) (a)(b)	30,350,000	30,350,000
	Series 2011,
	GTY AGMT: Exxon Mobil Corp.
	0.030% 11/01/51 (12/01/14) (a)(b)	21,150,000	21,150,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
TX North Tollway Authority
	0.070% 01/06/15	26,700,000	26,700,000
	0.070% 01/07/15	7,000,000	7,000,000
	0.070% 01/08/15	60,000,000	60,000,000
TX Round Rock Independent School District
	Series 2007,
	Guarantor: PSF,
	LIQ FAC: Wells Fargo Bank N.A.
	0.060% 08/01/32 (12/04/14) (a)(b)	10,795,000	10,795,000
TX San Antonio Education Facilities Corp.
	University of the Incarnate Word,
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.090% 12/01/21 (12/04/14) (a)(b)	4,345,000	4,345,000
TX State
	Series 2013 B
	SPA: Bank of New York
	0.030% 12/01/43 (12/03/14) (a)(b)	17,780,000	17,780,000
	Series 2014
	1.500% 08/31/15	43,600,000	44,045,206
TX University of Texas
	Financing System,
	Series 2008 B,
	LIQ FAC: University of Texas Investment Management Co.
	0.030% 08/01/25 (12/04/14) (a)(b)	35,150,000	35,150,000
TEXAS TOTAL			312,935,206
UTAH — 0.6%
UT Davis County School District
	Series 2005 B,
	5.000% 06/01/15	2,000,000	2,048,242
UT Housing Corp.
	Multi-Family Housing,
	Miller Timbergate Apartments LLC,
	Series 2009 A,
	LIQ FAC: FHLMC,
	GTY AGMT: FNMA
	0.090% 04/01/42 (12/04/14) (a)(b)	3,125,000	3,125,000
UT Intermountain Power Agency
	Series 2014 B-1
	LIQ FAC: JPMorgan Chase Bank
	0.090% 04/07/15	18,700,000	18,700,000
UTAH TOTAL			23,873,242
VERMONT — 0.7%
VT Educational & Health Buildings Financing Agency
	Norwich University,
	Series 2008,
	LOC: TD Bank N.A.
	0.040% 09/01/38 (12/03/14) (a)(b)	13,600,000	13,600,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
VERMONT — (continued)
	Porter Hospital, Inc.
	Series 2005 A
	LOC: TD Banknorth N.A.
	0.040% 10/01/35 (12/04/14) (a)(b)	12,790,000	12,790,000
VERMONT TOTAL			26,390,000
VIRGINIA — 1.1%
VA Chesapeake Redevelopment & Housing Authority
	Great Bridge Apartments LLC,
	Series 2008 A,
	DPCE: FNMA,
	LIQ FAC: FNMA
	0.060% 01/15/41 (12/04/14) (a)(b)	18,625,000	18,625,000
VA Commonwealth of Virginia
	Series 2012 A
	4.000% 06/01/15	2,500,000	2,547,603
VA Fairfax County Industrial Development Authority
	Inova Health System Foundation,
	Fairfax Hospital:
	Series 1988 C,
	LOC: Northern Trust Company
	0.070% 10/01/25 (12/03/14) (a)(b)	2,500,000	2,500,000
	Series 1988 D,
	LOC: Northern Trust Company
	0.070% 10/01/25 (12/03/14) (a)(b)	1,200,000	1,200,000
VA Loudoun County Industrial Development Authority
	Jack Kent Cooke Foundation,
	Series 2004,
	LOC: Northern Trust Company
	0.070% 06/01/34 (12/03/14) (a)(b)	12,500,000	12,500,000
VA Winchester Industrial Development Authority
	Westminster-Canterbury of Winchester, Inc.,
	Series 2005 B,
	LOC: Branch Banking & Trust
	0.040% 01/01/35 (12/04/14) (a)(b)	3,980,000	3,980,000
VIRGINIA TOTAL			41,352,603
WASHINGTON — 0.7%
WA Eclipse Funding Trust
	King County,
	Series 2007,
	LOC: U.S. Bank N.A.
	0.040% 12/01/31 (12/04/14) (a)(b)(d)	3,325,000	3,325,000
WA Housing Finance Commission
	Artspace Everett LP,
	Series 2008 B,
	Credit Support: FHLMC,
	LIQ FAC: FHLMC:
	0.060% 12/01/41 (12/03/14) (a)(b)	3,200,000	3,200,000
	Pioneer Human Services,
	Series 2009 D,
	LOC: U.S. Bank N.A.
	0.080% 07/01/29 (12/03/14) (a)(b)	3,405,000	3,405,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
WASHINGTON — (continued)
	Single Family Housing,
	Series 2009,
	DPCE: GNMA/FNMA/FHLMC,
	LIQ FAC: State Street Bank & Trust Co.:
	0.040% 06/01/39 (12/04/14) (a)(b)	6,000,000	6,000,000
	The Evergreen School,
	Series 2002,
	LOC: Wells Fargo Bank N.A.
	0.140% 07/01/28 (12/04/14) (a)(b)	1,435,000	1,435,000
WA Seattle Housing Authority
	Bayview Manor Homes,
	Series 1994 B,
	LOC: U.S. Bank N.A.
	0.040% 05/01/19 (12/04/14) (a)(b)	1,580,000	1,580,000
WA State of Washington
	Series 2010
	5.000% 02/01/15	8,125,000	8,191,747
WASHINGTON TOTAL			27,136,747
WEST VIRGINIA — 0.5%
WV Economic Development Authority
	Appalachian Power Co.,
	Series 2009 B,
	LOC: Sumitomo Mitsui Banking
	0.040% 12/01/42 (12/04/14) (a)(b)	17,900,000	17,900,000
WEST VIRGINIA TOTAL			17,900,000
WISCONSIN — 1.2%
WI Health & Educational Facilities Authority
	Bay Area Medical Center, Inc.,
	Series 2008,
	LOC: BMO Harris N.A.
	0.040% 02/01/38 (12/01/14) (a)(b)	18,060,000	18,060,000
WI Public Finance Authority
	Glenridge on Palmer Ranch,
	Series 2011 B,
	LOC: Bank of Scotland
	0.070% 06/01/41 (12/01/14) (a)(b)	24,460,000	24,460,000
WISCONSIN TOTAL			42,520,000
WYOMING — 0.2%
WY Lincoln Country Wyoming Pollution Control
	Series 1991,
	LOC: Bank of Nova Scotia
	0.040% 01/01/16 (12/03/14) (a)(b)	7,375,000	7,375,000
WYOMING TOTAL			7,375,000

	Total Municipal Bonds (cost of $3,598,708,395)		3,598,708,395

	Par ($)	Value ($)
Closed-End Investment Companies — 1.2%
California — 0.3%
CA Nuveen AMT-Free Municipal Income Fund, Inc.
Series 2010 4,
LIQ FAC: Citibank N.A.
0.100% 12/01/40 (12/04/14) (a)(b)(d)	10,000,000	10,000,000
CALIFORNIA TOTAL		10,000,000
New York — 0.8%
NY Nuveen AMT-Free Municipal Income Fund, Inc.
Series 2013,
LIQ FAC: Citibank N.A.:
0.100% 08/01/40 (12/04/14) (a)(b)(d)	15,000,000	15,000,000
0.100% 12/01/40 (12/04/14) (a)(b)(d)	15,000,000	15,000,000
NEW YORK TOTAL		30,000,000
OTHER — 0.1%
Nuveen AMT-Free Municipal Income Fund
Series 2013 2-1309,
LIQ FAC: Citibank N.A.
0.120% 12/01/40 (12/04/14) (a)(b)(d)	3,250,000	3,250,000
OTHER TOTAL		3,250,000

Total Closed-End Investment Companies (cost of $43,250,000)		43,250,000

Total Investments — 99.9% (cost of $3,641,958,395)(e)		3,641,958,395

Other Assets & Liabilities, Net — 0.1%		2,437,330

Net Assets — 100.0%		3,644,395,725

Notes to Investment Portfolio:

*      Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — Prices determined using quoted prices in active markets for identical assets.

•      Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations.  For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•      Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an  indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of  November 30, 2014, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$3,598,708,395	$—	$3,598,708,395
Total Closed-End Investment Companies	—	43,250,000	—	43,250,000
Total Investments	$—	$3,641,958,395	$—	$3,641,958,395

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)         Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2014.

(b)         Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(c)          Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2014.

(d)         Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, these securities, which are not illiquid, amounted to $584,035,000 or 16.0% of net assets for the Fund.

(e)          Cost for federal income tax purposes is $3,641,958,395.

Acronym	Name

DPCE	Direct Pay Credit Enhancement
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility
LOC	Letter of Credit
PSF	Guaranteed by Permanent School Fund
Putters	Puttable Tax Exempt Receipts
SPA	Stand-by Purchase Agreement

INVESTMENT PORTFOLIO
November 30, 2014 (Unaudited)	BofA Treasury Reserves

		Par ($)	Value ($)*
Government & Agency Obligations — 54.4%
U.S. Government Obligations — 54.4%
U.S. Treasury Bill
	0.050% 03/05/15 (a)	68,390,000	68,381,071
U.S. Treasury Bond
	11.250% 02/15/15	45,975,000	47,040,627
U.S. Treasury Floating Rate Note
	0.065% 01/31/16 (12/02/14) (b)(c)	14,040,000	14,036,321
	0.089% 04/30/16 (12/02/14) (b)(c)	132,500,000	132,505,102
	0.090% 07/31/16 (12/02/14) (b)(c)	84,321,000	84,320,251
U.S. Treasury Note
	0.125% 12/31/14	24,050,000	24,050,858
	0.125% 04/30/15	206,925,000	206,976,403
	0.250% 12/15/14	180,615,000	180,622,958
	0.250% 01/15/15	362,275,000	362,347,081
	0.250% 01/31/15	1,182,588,000	1,182,991,421
	0.250% 02/28/15	422,910,000	423,114,749
	0.250% 05/15/15	39,000,000	39,029,234
	0.375% 03/15/15	50,000,000	50,047,318
	2.125% 05/31/15	223,830,000	226,116,951
	2.250% 01/31/15	341,900,000	343,134,625
	2.375% 02/28/15	911,723,000	916,903,801
	2.500% 04/30/15	174,630,000	176,392,594
	2.625% 12/31/14	96,165,000	96,365,340
	4.000% 02/15/15	433,594,000	437,129,098
U.S. GOVERNMENT OBLIGATIONS TOTAL			5,011,505,803

	Total Government & Agency Obligations (cost of $5,011,505,803)		5,011,505,803

Repurchase Agreements — 43.1%
	Repurchase Agreement with ABN Amro NV, dated 11/28/14,due 12/01/14 at 0.080% collateralized by U.S. Treasury obligations with various maturities to 08/15/43, market value $612,006,017 (repurchase proceeds $600,004,000)	600,000,000	600,000,000
	Repurchase Agreement with Bank of Montreal, dated 11/13/14,due 01/07/15 at 0.070% collateralized by a U.S. Treasury obligation maturing 03/31/18, market value $26,521,003 (repurchase proceeds $26,002,781)	26,000,000	26,000,000
	Repurchase Agreement with Bank of Montreal, dated 11/28/14,due 12/01/14 at 0.080% collateralized by U.S. Treasury obligations with various maturities to 02/15/22, market value $81,600,629 (repurchase proceeds $80,000,533)	80,000,000	80,000,000

1

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Bank of Nova Scotia, dated 11/28/14, due 12/01/14 at 0.080%, collateralized by U.S. Treasury obligations with various maturities to 05/15/43, market value $80,580,538 (repurchase proceeds $79,000,527)	79,000,000	79,000,000
	Repurchase agreement with BNP Paribas Securities Corp., dated 11/28/14, due 12/01/14 at 0.090%, collateralized by U.S. Treasury obligations with various maturities to 01/31/18, market value $204,001,626 (repurchase proceeds $200,001,500)	200,000,000	200,000,000
	Repurchase agreement with BNP Paribas Securities Corp., dated 11/28/14, due 12/01/14 at 0.100%, collateralized by U.S. Government Agency obligations with various maturities to 11/15/44, market value $357,002,975 (repurchase proceeds $350,002,917)	350,000,000	350,000,000
	Repurchase agreement with Citibank N.A., dated 11/28/14, due 12/01/14 at 0.080%, collateralized by U.S. Treasury obligations with various maturities to 08/15/23, market value $81,600,552 (repurchase proceeds $80,000,553)	80,000,000	80,000,000
	Repurchase Agreement with Credit Agricole CIB US, dated 11/26/14,due 12/03/14 at 0.080% collateralized by U.S. Treasury obligations with various maturities to 02/15/40, market value $102,001,226 (repurchase proceeds $100,001,556)	100,000,000	100,000,000
	Repurchase Agreement with Credit Agricole CIB US, dated 11/28/14,due 12/01/14 at 0.080% collateralized by U.S. Treasury obligations with various maturities to 08/15/23, market value $612,004,103 (repurchase proceeds $600,004,000)	600,000,000	600,000,000
	Repurchase agreement with Credit Suisse Securities USA LLC, dated 10/07/14, due 01/05/15 at 0.050%, collateralized by a U.S. Treasury obligation maturing 04/15/18, market value $35,700,217 (repurchase proceeds $35,004,375)	35,000,000	35,000,000
	Repurchase Agreement with Federal Reserve Bank of New York, dated 11/28/14,due 12/01/14 at 0.070% collateralized by a U.S.Treasury obligation maturing 05/15/18, market value $50,000,381 (repurchase proceeds $50,000,292)	50,000,000	50,000,000
	Repurchase Agreement with Fixed Income Clearing Corp., dated 11/28/14,due 12/01/14 at 0.010% collateralized by a U.S.Treasury obligation maturing 07/31/20, market value $29,658,038 (repurchase proceeds $29,076,024)	29,076,000	29,076,000

2

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase Agreement with Goldman Sachs & Co., dated 11/28/14,due 12/01/14 at 0.020% collateralized by U.S.Treasury obligations with various maturities to 04/15/28, market value $133,317,379 (repurchase proceeds $130,703,218)	130,703,000	130,703,000
	Repurchase agreement with HSBC Securities USA, Inc., dated 11/28/14, due 12/01/14 at 0.070%, collateralized by U.S. Treasury obligations with various maturities to 07/31/18, market value $153,001,250 (repurchase proceeds $150,000,875)	150,000,000	150,000,000
	Repurchase agreement with J.P. Morgan Securities, Inc., dated 11/28/14, due 12/01/14 at 0.070%, collateralized by U.S. Treasury obligations with various maturities to 08/15/23, market value $132,603,195 (repurchase proceeds $130,000,758)	130,000,000	130,000,000
	Repurchase agreement with Mitsubishi UFJ Securities USA, Inc., dated 11/24/14, due 12/01/14 at 0.070%, collateralized by U.S. Treasury obligations with various maturities to 05/31/16, market value $102,001,437 (repurchase proceeds $100,001,361)	100,000,000	100,000,000
	Repurchase agreement with RBC Capital Markets, dated 11/28/14, due 12/01/14 at 0.080%, collateralized by U.S. Treasury obligations with various maturities to 08/15/40, market value $182,581,267 (repurchase proceeds $179,001,193)	179,000,000	179,000,000
	Repurchase agreement with Societe Generale NY, dated 11/28/14, due 12/01/14 at 0.070%, collateralized by U.S. Treasury obligations with various maturities to 02/15/44, market value $255,001,527 (repurchase proceeds $250,001,458)	250,000,000	250,000,000
	Repurchase agreement with Societe Generale NY, dated 11/28/14, due 12/01/14 at 0.080%, collateralized by U.S. Government Agency obligations with various maturities to 11/20/64, market value $204,001,360 (repurchase proceeds $200,001,333)	200,000,000	200,000,000
	Repurchase Agreement with TD Securities USA, Inc., dated 11/28/14,due 12/01/14 at 0.090% collateralized by U.S.Treasury obligations with various maturities to 02/15/44, market value $80,580,645 (repurchase proceeds $79,000,593)	79,000,000	79,000,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 09/12/14, due 12/11/14 at 0.080%, collateralized by U.S. Treasury obligations with various maturities to 11/15/23, market value $173,430,911 (repurchase proceeds $170,034,000)	170,000,000	170,000,000

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		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Wells Fargo Securities, LLC, dated 09/15/14, due 12/15/14 at 0.080%, collateralized by U.S. Treasury obligations with various maturities to 01/31/20, market value $98,956,934 (repurchase proceeds $97,019,616)	97,000,000	97,000,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 11/21/14, due 12/22/14 at 0.080%, collateralized by a U.S. Government Agency obligation maturing 11/20/44, market value $40,800,908 (repurchase proceeds $40,002,756)	40,000,000	40,000,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 11/28/14, due 12/01/14 at 0.090%, collateralized by U.S. Treasury obligations with various maturities to 08/15/24, market value $213,181,692 (repurchase proceeds $209,001,568)	209,000,000	209,000,000

	Total Repurchase Agreements (cost of $3,963,779,000)		3,963,779,000

	Total Investments — 97.5% (cost of $8,975,284,803)(d)		8,975,284,803

	Other Assets & Liabilities, Net — 2.5%		234,278,464

	Net Assets — 100.0%		9,209,563,267

Notes to Investment Portfolio:

*    Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — Prices determined using quoted prices in active markets for identical assets.

•      Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government

4

obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations.  For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•      Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2014, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$5,011,505,803	$—	$5,011,505,803
Total Repurchase Agreements	—	3,963,779,000	—	3,963,779,000
Total Investments	$—	$8,975,284,803	$—	$8,975,284,803

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)	The rate shown represents the annualized yield at the date of purchase.
(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2014.
(c)

Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(d)	Cost for federal income tax purposes is $8,975,284,803.

5

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	BofA Funds Series Trust

By (Signature and Title)	/S/ Michael Pelzar
Michael Pelzar, President

Date	January 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Michael Pelzar
Michael Pelzar, President

Date	January 23, 2015

By (Signature and Title)	/S/ Jeffrey R. Coleman
Jeffrey R. Coleman, Chief Financial Officer

Date	January 23, 2015